UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

The Prudential Variable Contract Account-11

(Exact name of registrant as specified in charter)

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code:             973-367-7521

Date of fiscal year end:                 12/31/2007

Date of reporting period:                 6/30/2007

Item 1 – Reports to Stockholders

Prudential MEDLEY Program

Semiannual Report to Participants

June 30, 2007

Please note inside is a Prospectus Supplement dated August 15, 2007. This document is separate from and not a part of the semiannual report.

IFS-A105477

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The MEDLEY Program. Investors should consider the contract and the underlying portfolios’ investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

The report is for the information of persons participating in The Prudential Variable Contract Account-10 (VCA-10), The Prudential Variable Contract Account-11 (VCA-11), and The Prudential Variable Contract Account-24 (VCA-24) of The MEDLEY Program. VCA-10, VCA-11, and VCA-24 are group annuity insurance products issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777 and distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies. Each company is solely responsible for its own respective financial conditions and contractual obligations. Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

This report includes the financial statements of the VCA-10, Capital Growth Account; VCA-11, Money Market Account; and The Prudential Series Fund (the “Funds”).

This report does not include separate account financials for the VCA-24 Subaccounts. If you would like separate account financial statements as of December 31, 2006, please call the telephone number on the inside back cover of this report.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request. MEDLEY participants should call (888) 778-2888 to obtain a description of the Funds’ proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Funds’ website.

The Funds Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling (888) 778-2888.

Each Fund files with the Commission a complete listing of portfolio holdings as of the end of the first and third quarters on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-732-0330. MEDLEY participants may obtain copies of Form N-Q filings by calling (888) 778-2888.

The Prudential MEDLEY Program

Table of Contents

June 30, 2007

■	LETTER TO PARTICIPANTS

■	VCA-10 CAPITAL GROWTH ACCOUNT

Financial Statements

■	VCA-11 MONEY MARKET ACCOUNT

Financial Statements

■	VCA-24 THE PRUDENTIAL SERIES FUND PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

Stock Index Portfolio

The Prudential MEDLEY Program

Letter to Participants

June 30, 2007

■	DEAR PARTICIPANTS:

At Prudential, we are committed to helping you achieve and sustain financial success. We hope that the semi-annual report for the Prudential MEDLEY program serves as an informative and valuable resource for you.

We also would like to remind you about the benefits of diversifying the investments within your portfolio. Diversification helps you manage downside risk as it ensures that you are not overly invested in any particular asset class. In addition, it helps position your investments when asset classes rotate in and out of favor. Not only is diversifying your portfolio the best way of balancing risk and return, it also can help align your long-term goals with your tolerance for risk. The result is a portfolio that may help you weather market fluctuations and more closely meet your long-term needs.

Contact your financial professional to take the first step in creating a diversified investment plan. A carefully chosen and broad mix of assets — reviewed periodically over time — can help you stay focused on meeting your long-term objectives.

Thank you for selecting our products. Your financial security is our first priority, and we value the opportunity to help you grow and protect your wealth.

Sincerely,

David R. Odenath, Jr. President The Prudential Series Fund	Judy A. Rice, President Variable Contract Accounts 10 & 11

July 31, 2007

Presentation of Portfolio Holdings for the Prudential Variable Contract Account-10 (VCA-10) & Variable Contract Account-24 (VCA-24) as of June 30, 2007 (Unaudited)

Conservative Balanced		Diversified Bond		Equity
Five Largest Holdings/Issues (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30YR	2.1%	Federal National Mortgage Association, 5.00%, 8/15/36	6.1%	Wyeth	2.5%
Exxon Mobil Corp.	1.6%	Federal Home Loan Mortgage Corp., 5.50%, 8/15/36	4.9%	General Electric Co.	2.3%
Federal National Mortgage Association, 5.50%, TBA 30YR	1.4%	Federal National Mortgage Association, 5.50%, 7/15/35	3.2%	QUALCOMM, Inc.	2.3%
General Electric Co.	1.3%	Federal Home Loan Mortgage Corp., 4.50%, 7/1/19	1.2%	Microsoft Corp.	2.2%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30YR	1.3%	United States Treasury Note, 4.875%, 8/15/16	1.1%	Total SA, ADR	1.8%

Flexible Managed		Global		Government Income
Five Largest Holdings/Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	2.1%	UnitedHealth Group, Inc.	1.6%	Federal Home Loan Bank, 4.875%, 5/17/17	7.9%
Federal National Mortgage Association, 5.50%, TBA	1.7%	Comcast Corp. (Class A Stock)	1.0%	Federal Home Loan Mortgage Corp., 5.50%, 8/15/36	4.7%
General Electric Co.	1.5%	HBOS PLC	1.0%	Federal National Mortgage Association, 5.30%, 2/22/11	4.3%
Federal National Mortgage Association, 5.00%, TBA	1.5%	Union Pacific Corp.	1.0%	Federal National Mortgage Association, 5.375%, 6/12/17	4.1%
Microsoft Corp.	1.3%	Royal Dutch Shell PLC (Class B Stock)	0.9%	Federal National Mortgage Association, 5.00%, 8/15/36	3.8%

Stock Index		VCA-10
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	3.5%	American International Group	2.5%
General Electric Co.	2.9%	Loews Corp.	2.4%
AT&T, Inc.	1.9%	Suncor Energy, Inc.	2.2%
Citigroup, Inc.	1.9%	Cadbury Schweppes Spons. ADR (United Kingdom)	2.1%
Microsoft Corp.	1.8%	Occidental Petroleum Corp.	2.0%

For a complete listing of holdings, refer to the Schedule of Investments section of this report.

Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2007

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace/Defense — 1.4%
Honeywell International, Inc.	73,500	$4,136,580

Biotechnology — 2.1%
Amgen Inc. (a)	65,600	3,627,024
Gilead Sciences, Inc. (a)	70,300	2,725,531

		6,352,555

Capital Markets — 3.4%
Bank of New York (The)	117,100	4,852,624
UBS AG	92,800	5,505,810

		10,358,434

Chemicals — 2.3%
Agrium, Inc.	63,000	2,756,250
Dupont EI. de Nemours	82,300	4,184,132

		6,940,382

Commercial Services & Supplies — 1.8%
Waste Management, Inc.	137,400	5,365,470

Communications Equipment — 1.4%
QualComm, Inc.	97,200	4,217,508

Computers & Peripherals — 3.7%
Apple, Inc. (a)	32,500	3,966,300
Hewlett-Packard Co.	71,100	3,172,482
Seagate Technology	181,300	3,946,901

		11,085,683

Consumer Finance — 1.0%
American Express Co.	48,000	2,936,640

Diversified Consumer Services — 3.2%
Career Education Corp. (a)	123,200	4,160,464
H&R Block, Inc.	240,100	5,611,137

		9,771,601

Diversified Financial Services — 4.3%
Citigroup, Inc.	107,100	5,493,159
JPMorgan Chase & Co.	90,636	4,391,314
NYSE Euronext	41,100	3,025,782

		12,910,255

Electronic Equipment & Instruments — 2.4%
Agilent Technologies, Inc. (a)	81,600	3,136,704
Sony Corp. ADR (Japan)	78,100	4,011,997

		7,148,701

Electric Utilities — 2.5%
Entergy Corp.	37,300	4,004,155
Progress Energy Inc.	79,000	3,601,610

		7,605,765

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	79,100	3,805,501

Food Products — 3.9%
Cadbury Schweppes Spons. ADR (United Kingdom)	114,300	6,206,490
ConAgra Foods, Inc.	204,700	5,498,242

		11,704,732

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Health Care Providers & Services — 1.9%
Omnicare, Inc.	157,000	$5,661,420

Hotels, Restaurants & Leisure — 1.1%
International Game Technology	84,700	3,362,590

Household Products — 1.1%
Kimberly-Clark Corp.	49,100	3,284,299

Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc. (a)	108,500	4,510,345

Industrial Conglomerates — 1.8%
General Electric Company	142,700	5,462,556

Insurance — 5.9%
American International Group	108,200	7,577,246
Loews Corp.	143,100	7,295,238
MBIA, Inc.	49,300	3,067,446

		17,939,930

Internet Software & Services — 1.5%
Google, Inc. Cl. A (a)	8,900	4,658,082

Media — 6.0%
Liberty Global, Inc. Ser. C (a)	128,105	5,034,527
Comcast Corp. (a)	168,000	4,724,160
News Corp. Inc. Cl. A	203,700	4,320,477
XM Satellite Radio Holdings Inc. (a)	350,400	4,124,208

		18,203,372

Metals & Mining — 3.0%
Freeport-McMoRan Cooper & Gold, Inc.	63,100	5,225,942
Lihir Gold Limited ADR (Papua New Guinea)	148,200	3,805,776

		9,031,718

Multiline Retail — 2.2%
Macy’s Inc.	86,700	3,448,926
JC Penney Co., Inc.	44,100	3,191,958

		6,640,884

Multi-Utilities — 1.3%
Sempra Energy	68,600	4,063,178

Office Electronics — 1.7%
Xerox Corp. (a)	272,700	5,039,496

Oil, Gas & Consumable Fuels — 10.9%
Devon Energy Corp.	9,500	743,755
Hess Corp.	83,300	4,911,368
Murphy Oil Corp.	9,700	576,568
Nexen, Inc.	177,500	5,493,625
Occidental Petroleum Corp.	105,600	6,112,128
Petroleo Brasileiro SA ADR (Brazil)	31,500	3,820,005
Suncor Energy, Inc.	74,900	6,735,008
Total SA ADR (France)	54,400	4,405,312

		32,797,769

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2007

COMMON STOCKS
(Continued)	Shares	Value (Note 2)
Pharmaceuticals — 5.3%
Abbott Laboratories	55,600	$2,977,380
Roche Holdings Ltd. ADR (Switzerland)	54,200	4,807,068
Schering-Plough Corp.	119,600	3,640,624
Wyeth	77,800	4,461,052

		15,886,124

Semiconductors & Semiconductor Equipment — 4.7%
Intel Corp.	200,100	4,754,376
Kla-Tencor Corp.	25,800	1,417,710
Marvell Technology Group Ltd. (a)	243,000	4,425,030
Spansion Inc. (a)	319,700	3,548,670

		14,145,786

Software — 4.9%
Adobe Systems Incorporated (a)	142,100	5,705,315
CA, Inc.	573	14,801
Electronic Arts, Inc. (a)	79,100	3,743,012
Symantec Corp. (a)	269,300	5,439,860

		14,902,988

Specialty Retail — 1.9%
Best Buy Co. Inc.	123,800	5,777,746

Thrifts & Mortgage Finance — 2.6%
Fannie Mae	73,400	4,795,222
People’s United Financial, Inc.	165,930	2,941,939

		7,737,161

Tobacco — 1.2%
Altria Group, Inc.	52,800	3,703,392

Wireless Telecommunication Services — 3.1%
NII Holdings, Inc. (a)	58,100	4,690,994
Sprint Nextel Corp.	228,764	4,737,702

		9,428,696

TOTAL LONG-TERM INVESTMENTS (Cost: $227,137,966)		$296,577,339

SHORT-TERM INVESTMENTS — 1.0%
	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund-Taxable Money Market Series (b) (Cost: $2,951,491)	2,951,491	$2,951,491

TOTAL INVESTMENTS — 99.3% (Cost: $230,089,457)		$299,528,830

OTHER ASSETS, LESS LIABILITIES — 0.7%
Receivable for Securities Sold		$6,885,850
Dividends Receivable		255,245
Payable for Pending Capital Transactions		(3,107)
Payable for Securities Purchased		(5,014,725)

OTHER ASSETS IN EXCESS OF LIABILITIES		2,123,263

NET ASSETS — 100%		$301,652,093

NET ASSETS, representing:
Equity of Participants — 26,469,520 Accumulation Units at an Accumulation Unit Value of $11.3070		$299,292,985
Equity of The Prudential Insurance Company of America		2,359,108

		$301,652,093

(a)	Non-income producing security.

(b)	The Prudential Investments LLC, the manager of the Account also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

ADR	American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF NET ASSETS (Unaudited)

June 30, 2007

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2007 were as follows:

Oil, Gas & Consumable Fuels	10.9%
Media	6.0
Insurance	5.9
Pharmaceuticals	5.3
Software	4.9
Semiconductors & Semiconductor Equipment	4.7
Diversified Financial Services	4.3
Food Products	3.9
Computers and Peripherals	3.7
Capital Markets	3.4
Diversified Consumer Services	3.2
Wireless Telecommunication Services	3.1
Metals & Mining	3.0
Thrifts & Mortgage Finance	2.6
Electric Utilities	2.5
Electronic Equipment & Instruments	2.4
Chemicals	2.3
Multiline Retail	2.2
Biotechnology	2.1
Health Care Providers & Services	1.9
Specialty Retail	1.9
Commercial Services & Supplies	1.8
Industrial Conglomerates	1.8
Office Electronics	1.7
Independent Power Producers & Energy Traders	1.5
Internet Software & Services	1.5
Aerospace/Defense	1.4
Communications Equipment	1.4
Food & Staples Retailing	1.3
Multi-Utilities	1.3
Tobacco	1.2
Hotels, Restaurants & Leisure	1.1
Household Products	1.1
Affiliated Money Market Mutual Fund	1.0
Consumer Finance	1.0

99.3
Other Assets in Excess of Liabilities	0.7

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-10

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $66,726 foreign withholding tax)	$2,211,958
Affiliated Dividend Income	78,999
Total Income	2,290,957
EXPENSES
Fees Charged to Participants for Investment Management Services	(365,352)
Fees Charged to Participants for Administrative Expenses	(1,082,393)
Total Expenses .	(1,447,745)
NET INVESTMENT INCOME	843,212
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investment Transactions	23,638,098
Net Change in Unrealized Appreciation on Investments	2,111,400
NET GAIN ON INVESTMENTS	25,749,498
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,592,710

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006
OPERATIONS
Net Investment Income	$843,212	$1,812,507
Net Realized Gain on Investment Transactions	23,638,098	51,909,218
Net Change In Unrealized Appreciation on Investments	2,111,400	(14,156,960)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	26,592,710	39,564,765
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	5,577,093	14,307,187
Withdrawals and Transfers Out	(21,136,846)	(63,679,961)
Annual Account Charges Deducted from Participants’ Accounts	(1,626)	(43,964)
Deferred Sales Charge	(308)	—
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(15,561,687)	(49,416,738)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(21,737)	(1,290)
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,009,286	(9,853,263)
NET ASSETS
Beginning of period	290,642,807	300,496,070
End of period	$301,652,093	$290,642,807

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-10

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
Investment Income	$.0840		$.1539	$.1061	$.1198	$.0827	$.0760
Expenses
Investment management fee	(.0133)		(.0237)	(.0193)	(.0170)	(.0142)	(.0143)
Administrative expenses	(.0400)		(.0710)	(.0600)	(.0522)	(.0424)	(.0429)
Net Investment Income	.0307		.0592	.0268	.0506	.0261	.0188
Capital Changes
Net realized gain (loss) on investment transactions	.8726		1.6855	.8647	.4174	(.0999)	(.6619)
Net change in unrealized appreciation (depreciation) on investments	.0725		(.4319)	.6037	.1877	1.8517	(.8691)
Net Increase (Decrease) in Accumulation Unit Value	.9758		1.3128	1.4952	.6557	1.7779	(1.5122)
Accumulation Unit Value
Beginning of period	10.3312		9.0184	7.5232	6.8675	5.0896	6.6018
End of period	$11.3070		$10.3312	$9.0184	$7.5232	$6.8675	$5.0896
Total Return**	9.45%		14.56%	19.87%	9.55%	34.93%	(22.91)%
Ratio of Expenses To Average Net Assets***	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income To Average Net Assets***	.58	%†	.62%	.32%	.72%	.45%	.33%
Portfolio Turnover Rate	38	%††	60%	51%	62%	63%	70%
Number of Accumulation Units Outstanding
For Participants at end of period (000’s omitted)	26,470		27,921	33,107	36,252	39,109	41,632

*	Calculated by accumulating the actual per unit amounts daily.
**	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude The Prudential Insurance Company of America’s equity in VCA-10.
†	Annualized.
††	Not Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-10 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-10 (“VCA-10” or the “Account”) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-10 has been designed for use by employers (“Contract-holders”) in making retirement arrangements on behalf of their employees (“Participants”). The investment objective of the Account is long-term growth of capital. The Account’s investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee Members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income and realized and unrealized gain or losses (other than administrative fees) are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-10.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Federal Income Taxes:    The operations of VCA-10 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-10 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-10 has not been reduced by federal income taxes.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-10, is charged to the Account. Up to three quarters of the charge (0.75%) paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a Contract.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by canceling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2007 and year ended December 31, 2006, PICA has advised the Account that it has received deferred sales charges of $308 and $2,219 respectively, imposed upon certain withdrawals from the Account.

Note 4:	Purchases and Sales of Portfolio Securities

For the six months ended June 30, 2007 and, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $113,914,262 and $111,167,854, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2007, the Account earned $78,999, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months June 30, 2007 and year ended December 31, 2006, respectively, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006
Units issued	518,552	1,502,061
Units redeemed	(1,969,963)	(6,688,165)
Net decrease	(1,451,411)	(5,186,104)

Note 6:	Net Increase (Decrease) In Net Assets Resulting from Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increase to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-10 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2007, $212,327 in participant loans were withdrawn from VCA-10 and $147,128 of principal and interest was repaid to VCA-10. For the year ended December 31, 2006, $536,915 in participant loans were withdrawn from VCA-10 and $402,536 of principal and interest was repaid to VCA-10. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-10. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-10. During the six months ended June 30, 2007, PICA has advised the Account that it received $1,920 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The Prudential Variable Contract Account - 10

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account - 10 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on June 6-7, 2007, and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison , which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Committee noted that Jennison is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 10

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the second quartile over the one-year period, in the first quartile over the three-year and five-year periods, and in the third quartile over the ten-year period in relation to the Peer Universe (the Lipper retail and institutional Large-Cap Core Funds Performance Universe).1 The Committee further noted that the Fund had outperformed its benchmark index over the same time periods.

The Committee determined that the Fund’s performance was satisfactory.

Fees and Expenses

The Fund’s actual management fee of 0.250% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Lipper Peer Group, and was the lowest fee among the funds included in the Lipper Peer Group. The Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

1 The Large-Cap Core Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Fund in its Multi-Cap Core Fund Underlying Variable Insurance Products (VIPs) Performance Universe.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Committee considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by Jennison included the ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2007

SHORT-TERM INVESTMENTS — 99.4%	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 5.2%
Bank Of America NA 5.28%, 8/23/2007	$1,000	$1,000,000
Barclays Bank PLC 5.37%, 6/4/2008	1,000	1,000,000
Natixis 5.26%, 1/9/2008	1,000	999,269

		2,999,269

Commercial Paper (a) — 54.7%
Amsterdam Funding Corp., 144A 5.40%, 7/25/2007	1,300	1,294,930
Astrazeneca PLC, 144A 5.27%, 8/10/2007	1,000	991,217
Barton Capital Corp., 144A 5.27%, 8/7/2007	1,100	1,090,982
Bryant Park Funding, 144A 5.24%, 7/25/2007	1,009	996,370
Cafco LLC, 144A 5.275%, 9/5/2007	1,000	989,597
Cargill Global Funding PLC, 144A 5.27%, 8/23/2007	2,312	2,288,308
Citigroup Funding, Inc. 5.265%, 9/21/2007	2,900	2,860,556
Depfa Bank Europe PLC., 144A 5.16%, 9/21/2007	1,000	970,473
DNB Nor Bank ASA 5.21%, 11/13/2007	1,000	975,976
Edison Asset Securitization, LLC, 144A 5.32%, 8/10/2007	1,000	993,646
General Electric Cap Corp. 5.20%, 8/13/2007	1,400	1,363,196
Jupiter Securitization Corp., 144A 5.28%, 8/16/2007	1,730	1,715,283
Long Lane Master Trust, 144A 5.26%, 9/10/2007	844	832,778
5.265%, 9/20/2007	1,000	986,691
Nestle Capital Corp., 144A 5.175%, 8/10/2007	1,000	949,400
Nordea North America 5.25%, 7/26/2007	1,327	1,312,873
Novartis Finance Corp., 144A 5.55%, 7/2/2007	732	731,661
Old Line Funding Corp., 144A
5.30%, 7/25/2007	1,500	1,491,167
5.28%, 8/15/2007	646	641,168
Prudential PLC, 144A
5.25%, 7/18/2007	1,653	1,634,197
5.10%, 2/11/2008	1,000	948,717
St. George Bank Ltd , 144A 5.28%, 8/13/2007	2,610	2,584,735
Swedbank Mortgage AB 5.15%, 9/13/2007	1,000	974,107
Tulip Funding Corp., 144A 5.30%, 7/5/2007	2,000	1,991,461

		31,609,489

SHORT-TERM INVESTMENTS (Continued)	Principal Amount (000)	Value (Note 2)
Loan Participation — 1.7%
Mcgraw-Hill Companies (The) 5.35%, 9/5/2007	$1,000	$1,000,000

Other Corporate Obligations — 37.8%
American Express Credit Corp., MTN 5.42%, 3/5/2008 (b)	1,000	1,000,000
Caja Madrid 5.36%, 5/12/2008	1,000	1,000,000
General Electric Capital Corp. 5.445%, 7/9/2007 (b)	1,500	1,500,011
Genworth Life Insurance Co. 5.40%, 7/24/2008 (b)(c) (cost: $1,000,000, purchase date 6/25/2007)	1,000	1,000,000
HSBC Finance Corp., MTN 4.125%, 3/11/2008	1,113	1,104,539
Irish Life & Permanent PLC, MTN, 144A 5.36%, 7/21/2008	2,000	1,999,891
JP Morgan Chase & Co., MTN 5.30%, 7/11/2008	2,000	2,000,000
Merrill Lynch & Co., MTN
5.57%, 7/11/2007 (b)	1,000	1,000,000
5.33%, 7/15/2008 (b)	500	500,000
Metropolitian Life Insurance Co. 5.38%, 10/1/2007 (b)(c) (cost: $1,000,000, purchase date 10/2/2006)	1,000	1,000,000
Morgan Stanley, MTN 5.36%, 7/3/2008 (b)	2,000	2,000,000
National City Bank, MTN
5.404%, 4/18/2008	1,000	1,000,346
5.40%, 1/10/2008	1,750	1,750,426
Paccar Financial Corp., MTN 5.32%, 7/11/2008 (b)	1,000	1,000,000
Pacific Life Insurance Co. 5.48%, 7/13/2007 (b)(c) (cost: $1,000,000, purchase date 6/15/2006)	1,000	1,000,000
Royal Bank of Canada, MTN 5.37%, 7/7/2008 (b)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A 5.32%, 7/16/2008 (b)	2,000	2,000,000

		21,855,213

TOTAL INVESTMENTS — 99.4% (Cost: $57,463,971)		$57,463,971

OTHER ASSETS, LESS LIABILITIES — 0.6%
Cash		$966
Interest Receivable		334,762
Payable for Pending Capital Transactions		(3,433)

OTHER ASSETS IN EXCESS OF LIABILITIES		332,295

NET ASSETS — 100%		$57,796,266

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF NET ASSETS (Unaudited)

As of June 30, 2007

Value (Note 2)
NET ASSETS, representing:
Equity of Participants — 17,684,826 Accumulation Units at an Accumulation Value of $3.2222	$56,980,847
Equity of The Prudential Insurance Company of America	815,419

$57,796,266

144A

Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.

(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of June 30, 2007.

(c)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $3,000,000. The aggregate value of $3,000,000 represents 5.2% of net assets.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage on net assets as of June 30, 2007 were as follows:

Foreign Banks	24.0%
Asset Backed Securities	19.4
Life Insurance	9.6
National Commercial Banks	9.6
Bank Holding Companies	8.4
Short Term Business Credit	6.6
Security Brokers and Dealers	6.1
Farm Products & Raw Materials	4.0
Personal Credit Institutions	3.6
Pharmaceutical Preparations	3.0
Book Publishing	1.7
Financial Services	1.7
Mortgage Bankers	1.7

99.4
Other assets in excess of liabilities	0.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS OF VCA-11

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated Interest Income	$1,548,318
Total	1,548,318
EXPENSES
Fees Charged to Participants for Investment Management Services	(69,853)
Fees Charged to Participants for Administrative Expenses	(210,558)
Total Expenses	(280,411)
NET INVESTMENT INCOME	1,267,907
Realized Loss on Investment Transactions	(252)
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,267,655

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006
OPERATIONS
Net Investment Income	$1,267,907	$2,488,004
Net Realized Loss on Investment Transactions	(252)	(101)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,267,655	2,487,903
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	5,390,303	13,559,046
Withdrawals and Transfers Out	(6,967,080)	(21,683,680)
Annual Account Charges Deducted from Participants’ Accounts	(1,585)	(34,215)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(1,578,362)	(8,158,849)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(23,807)	32,050
TOTAL DECREASE IN NET ASSETS	(334,514)	(5,638,896)
NET ASSETS
Beginning of period	58,130,780	63,769,676
End of period	$57,796,266	$58,130,780

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-11

INCOME PER ACCUMULATION UNIT* (Unaudited)

(For an Accumulation Unit outstanding throughout the period)

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003	2002
Investment Income	$.0860	$.1561	$.0985	$.0431	$.0374	$.0566
Expenses
Investment management fee	(.0039)	(.0077)	(.0071)	(.0072)	(.0073)	(.0072)
Administrative expenses	(.0118)	(.0228)	(.0223)	(.0221)	(.0220)	(.0218)
Net Increase in Accumulation Unit Value	.0703	.1256	.0691	.0138	.0081	.0276
Accumulation Unit Value
Beginning of period	3.1519	3.0263	2.9572	2.9434	2.9353	2.9077
End of period	$3.2222	$3.1519	$3.0263	$2.9572	$2.9434	$2.9353
Total Return**	2.23%	4.15%	2.33%	0.47%	0.28%	0.95%
Ratio Of Expenses To Average Net Assets***	1.00%†	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio Of Net Investment Income To Average Net Assets***	4.45%†	4.06%	2.30%	0.46%	0.28%	0.94%
Number of Accumulation Units Outstanding
For Participants at end of year (000’s omitted)	17,685	18,183	20,822	24,298	26,594	30,128

*	Calculated by accumulating the actual per unit amounts daily.
**	Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported. Total investment returns may reflect adjustments to confirm to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
***	These calculations exclude The Prudential Insurance Company of America’s equity in VCA-11.
†	Annualized.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Units equal in value to the charge.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-11 (Unaudited)

Note 1:	General

The Prudential Variable Contract Account-11 (VCA-11 or the Account) was established on March 1, 1982 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-11 has been designed for use by employers (Contract-holders) in making retirement arrangements on behalf of their employees (Participants). The investment objective of the Account is to realize a high level of current income as is consistent with the preservation of capital and liquidity. Its investments are primarily composed of short-term securities. The ability of the issuers of the securities held by the Account to meet their obligations may be affected by economic developments in a specific state, industry or region. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains or losses from security transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than administration fees) is allocated to the Participants and PICA on a daily basis in proportion to their respective ownership or investment in VCA-11.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Federal Income Taxes:    The operations of VCA-11 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-11 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-11 has not been reduced by federal income taxes.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with management of the Account. PI pays for the services of PIM.

A daily charge, at an effective annual rate of up to 1.00% of the current value of the Participant’s equity in VCA-11, is charged to the Account. Up to three quarters of the charge (0.75%), paid to PICA, is for administrative expenses not provided by the annual account charge, and one quarter (0.25%), paid to PI, is for investment management services. PICA may impose a reduced Administrative Fee where warranted by economies of scale and the expense characteristics of the employer, association or trust to which PICA has issued a contract.

PICA, PI and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.

An annual account charge of not more than $30 is deducted from the account of each Participant, if applicable, at the time of withdrawal of the value of all of the Participant’s accounts or at the end of the fiscal year by cancelling Units.

A deferred sales charge is imposed upon that portion of certain withdrawals which represents a return of contributions. The charge is designed to compensate PICA for sales and other marketing expenses. The maximum deferred sales charge is 7% on contributions withdrawn from an account during the first year of participation. After the first year of participation, the maximum deferred sales charge declines by 1% in each subsequent year until it reaches 0% after seven years. No deferred sales charge is imposed upon contributions withdrawn for any reason after seven years. For the six months ended June 30, 2007 and the year ended December 31, 2006, PICA has advised the Account that it received deferred sales charges of $519 and $2,713, respectively, imposed upon certain withdrawals from the Account, respectively.

Note 4:	Unit Transactions

The number of Accumulation Units issued and redeemed for the six months ended June 30, 2007 and the year ended December 31, 2006, are as follows:

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006
Units issued	1,690,178	4,400,902
Units redeemed	(2,188,049)	(7,040,442)
Net decrease	(497,871)	(2,639,540)

Note 5:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets from surplus transfers represents the net increases to/(reductions from) PICA’s investment in the Account. This increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 6:	Participant Loans

Loans are considered to be withdrawals from the Account from which the loan amount was deducted, though they are not considered a withdrawal from the MEDLEY Program. Therefore, no deferred sales charge is imposed upon them. The principal portion of any loan repayment, however, will be treated as a contribution to the receiving Account for purposes of calculating any deferred sales charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan, for example by failing to make required payments, the outstanding balance of the loan will be treated as a withdrawal for purposes of the deferred sales charge. The deferred sales charge will be withdrawn from the same Accumulation Accounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Accumulation Accounts, the deferred sales charge will be withdrawn from the Participant’s other Accumulation Accounts as well.

Withdrawals, transfers and loans from VCA-11 are considered to be withdrawals of contributions until all of the Participant’s contributions to the Account have been withdrawn, transferred or borrowed. No deferred sales charge is imposed upon withdrawals of any amount in excess of contributions.

For the six months ended June 30, 2007, $148,996 in participant loans were withdrawn from VCA-11 and $66,098 of principal and interest was repaid to VCA-11. For the year ended December 31, 2006, $239,610 in participant loans were withdrawn from VCA-11 and $131,998 of principal and interest was repaid to VCA-11. Loan repayments are invested in Participant’s account(s) as chosen by the Participant, which may not necessarily be VCA-11. The initial loan proceeds which are being repaid may not necessarily have originated solely from VCA-11. During the six months ended June 30, 2007, PICA has advised the Account that it received $2,319 in loan origination fees. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 7:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first requested financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

The Prudential Variable Contract Account - 11

The Members of the Committee (the “Committee”) of The Prudential Variable Contract Account - 11 (the “Fund”) oversee the management of the Fund, and, as required by law, determine annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Committee, including a majority of the Independent Committee Members, met on June 6-7, 2007, and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its participants.

In advance of the meetings, the Committee received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Committee considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Committee, including the Independent Committee Members advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Committee Members did not identify any single factor that was dispositive and each Committee Member attributed different weights to the various factors. In connection with their deliberations, the Committee considered information provided by PI throughout the year at regular Committee meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Committee Members determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Committee Members considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Committee Members’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Committee received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Committee considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Committee noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Committee also considered that PI pays the salaries of all of the officers and non-independent Committee Members. The Committee also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Committee reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Committee was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Committee also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Committee noted that PIM is affiliated with PI.

The Committee concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of The Prudential Variable Contract Account - 11

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the third quartile over the one-year, three-year, five-year and ten-year periods in relation to the Peer Universe (the Lipper retail Money Market Funds Performance Universe).1

The Committee noted PI’s explanation that the Fund’s performance had been negatively impacted by the Fund’s relatively small asset base and the expenses associated with operating a Fund with a smaller asset base. The Board acknowledged that most of the other funds included in the Peer Universe had larger asset bases, which could explain why the Fund had underperformed in comparison with most of the other funds included in the Peer Universe.

Fees and Expenses

The Fund’s actual management fee of 0.250% (which reflects any subsidies, expense caps or waivers) ranked in the first quartile in its Lipper Peer Group. The Committee concluded that the management and subadvisory fees are reasonable.

Costs of Services and Profits Realized by PI

The Committee was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Committee discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Committee recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Committee did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Committee concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

1 The retail Money Market Funds Performance Universe was utilized for performance comparisons, although Lipper classifies the Fund in its Money Market Fund Underlying Variable Insurance Products (VIPs) Performance Universe.

Economies of Scale

The Committee noted that the advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Committee received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size and expense structure, the Committee concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Committee considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Committee concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Committee concluded that the potential benefits to be derived by PIM included the ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Committee concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

The Prudential Series Fund

The following pages represent information on The Prudential Series Fund Portfolios. Returns are at the Portfolio level, not at the Subaccount level.

Each Subaccount of VCA-24 will invest in the corresponding portfolio of The Prudential Series Fund (the “Fund”). Of the portfolios comprising the Fund, seven portfolios are presently available to The MEDLEY Program. The Diversified Bond Subaccount invests in the Diversified Bond Portfolio, the Government Income Subaccount in the Government Income Portfolio, the Conservative Balanced Subaccount in the Conservative Balanced Portfolio, the Flexible Managed Subaccount in the Flexible Managed Portfolio, the Stock Index Subaccount in the Stock Index Portfolio, the Equity Subaccount invests in the Equity Portfolio, and the Global Subaccount in the Global Portfolio.

There is no assurance that the investment objective of the portfolios will be attained, nor is there any guarantee that the amount available to a Participant will equal or exceed the total contributions made on that Participant’s behalf. The value of the investments held in each account may fluctuate daily and is subject to the risks of both changing economic conditions and the selection of investments necessary to meet the Subaccounts’ or Portfolios’ objectives.

Important Note

This information supplements the financial statements and other information included in this Report to Participants in The MEDLEY Program. It highlights the investment performance of the seven portfolios of The Prudential Series Fund which are available through the Prudential Variable Contract Account-24. The rates of return quoted on the following pages reflect deduction of investment management fees and portfolio expenses, but not product charges. They reflect the reinvestment of dividend and capital gains distributions. They are not an estimate or a guarantee of future performance.

Contract unit values increase or decrease based on the performance of the portfolio and when redeemed, may be worth more or less than original cost. Changes in contract values depend not only on the investment performance of the Portfolio but also on the insurance, administrative charges and applicable sales charges, if any, under a contract. These contract charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Fees and Expenses (Unaudited)

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, distribution and service (12b-1*) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

* 12b-1 fees are paid by the fund out of fund assets to cover distribution expenses and sometimes shareholder service expenses.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Conservative Balanced (Class I)	Actual	$1,000.00	$1,046.30	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.92	0.58%	$2.91

Diversified Bond (Class I)	Actual	$1,000.00	$1,013.70	0.44%	$2.20
	Hypothetical	$1,000.00	$1,022.61	0.44%	$2.21

Equity (Class I)	Actual	$1,000.00	$1,077.20	0.47%	$2.42
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

Equity (Class II)	Actual	$1,000.00	$1,075.20	0.87%	$4.48
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Flexible Managed (Class I)	Actual	$1,000.00	$1,058.30	0.62%	$3.16
	Hypothetical	$1,000.00	$1,021.72	0.62%	$3.11

Global (Class I)	Actual	$1,000.00	$1,086.10	0.81%	$4.19
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

Government Income (Class I)	Actual	$1,000.00	$1,007.00	0.49%	$2.44
	Hypothetical	$1,000.00	$1,022.02	0.49%	$2.46

Stock Index (Class I)	Actual	$1,000.00	$1,067.30	0.37%	$1.90
	Hypothetical	$1,000.00	$1,022.96	0.37%	$1.86

*	Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended June 30, 2007, and divided by the 365 days in the Portfolio's fiscal year ending December 31, 2007 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 86.2%		Value (Note 2)
COMMON STOCKS — 52.9%	Shares

Aerospace & Defense — 1.2%
Boeing Co.	75,000	$7,212,000
General Dynamics Corp.	38,000	2,972,360
Goodrich Corp.	11,300	673,028
Honeywell International, Inc.	74,512	4,193,535
L-3 Communications Holdings, Inc.	12,400	1,207,636
Lockheed Martin Corp.	35,300	3,322,789
Northrop Grumman Corp.	34,462	2,683,556
Precision Castparts Corp.	13,000	1,577,680
Raytheon Co.	42,000	2,263,380
Rockwell Collins, Inc.	15,400	1,087,856
United Technologies Corp.	93,300	6,617,769

		33,811,589

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	17,100	898,092
FedEx Corp.	29,000	3,218,130
TNT Post Group N.V.	6,970	314,708
United Parcel Service, Inc.	99,900	7,292,700

		11,723,630

Airlines — 0.1%
Air France KLM (France)	24,438	1,137,091
British Airways PLC (United Kingdom)(a)	11,347	94,905
Iberia Lineas Aereas de Espana, SA (Spain)	20,356	101,315
Qantas Airways Ltd. (Australia)	141,420	671,419
Singapore Airlines Ltd. (Singapore)	15,000	184,223
Southwest Airlines Co.	70,800	1,055,628

		3,244,581

Auto Components — 0.2%
Aisin Seiki Co. Ltd.	21,100	776,309
Bridgestone Corp. (Japan)	46,600	999,180
Continental AG (Germany)	3,582	503,411
Goodyear Tire & Rubber Co. (The)(a)(b)	19,500	677,820
Johnson Controls, Inc.	18,200	2,107,014
Michelin (CDGE) (Class B Stock) (France)	2,454	342,932
Stanley Electric Co. Ltd.	6,800	148,012
Tokai Rika Co. Ltd. (Japan)	8,600	235,387
Toyota Boshoku Corp. (Japan)	2,300	58,282

		5,848,347

Automobiles — 0.4%
Fiat SpA (Italy)	29,473	875,433
Ford Motor Co.(b)	174,995	1,648,453
General Motors Corp.(b)	53,791	2,033,300
Harley-Davidson, Inc.	25,000	1,490,250
Peugeot SA (France)	13,971	1,125,513
Renault SA (France)	4,890	784,303
Toyota Motor Corp. (Japan)	55,900	3,541,280
Volkswagen AG (Germany)	2,865	455,626
Yamaha Motor Co. Ltd. (Japan)	5,600	162,826

		12,116,984

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	72,600	3,786,816
Brown-Forman Corp. (Class B Stock)	7,700	562,716
Carlsberg A/S (Denmark)	850	102,746
Coca-Cola Co. (The)(b)	188,800	9,876,128
Coca-Cola Enterprises, Inc.	25,400	609,600

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)
Beverages (cont’d.)
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,180	$146,336
Coca-Cola West Japan Co. Ltd.	26,900	625,937
Constellation Brands, Inc.(a)(b)	19,100	463,748
Foster’s Group Ltd. (Australia)	23,151	125,223
InBev NV (Belgium)	5,275	417,810
Molson Coors Brewing Co. (Class B Stock)	4,200	388,332
Pepsi Bottling Group, Inc.	11,600	390,688
PepsiCo, Inc.	153,430	9,949,936

		27,446,016

Biotechnology — 0.6%
Amgen, Inc.(a)	109,360	6,046,514
Biogen Idec, Inc.(a)	32,790	1,754,265
Celgene Corp.(a)(b)	36,400	2,086,812
CSL Ltd. (Australia)	20,409	1,522,647
Genzyme Corp.(a)	25,900	1,667,960
Gilead Sciences, Inc.(a)	87,400	3,388,498

		16,466,696

Building Products — 0.1%
American Standard Cos., Inc.	16,300	961,374
Asahi Glass Co. Ltd. (Japan)	54,000	729,795
Cie de Saint-Gobain (France)	7,322	820,230
Geberit AG (Switzerland)	306	52,139
JS Group Corp. (Japan)	2,000	40,609
Masco Corp.	34,800	990,755
Sanwa Shutter Corp. (Japan)	27,000	156,573

		3,751,475

Capital Markets — 2.0%
3I Group PLC	9,278	215,970
Ameriprise Financial, Inc.	22,620	1,437,953
Bank of New York Co., Inc. (The)	71,400	2,958,816
Bear Stearns Cos., Inc. (The)(b)	12,016	1,682,240
Charles Schwab Corp. (The)	99,350	2,038,662
Credit Suisse Group (Switzerland)	31,389	2,228,339
D Carnegie AB (Sweden)	5,800	101,099
Deutsche Bank AG (Germany)	15,355	2,222,293
E*TRADE Financial Corp.(a)	41,500	916,735
Federated Investors, Inc. (Class B Stock)	9,000	344,970
Franklin Resources, Inc.	17,100	2,265,237
Goldman Sachs Group, Inc.	39,000	8,453,250
Janus Capital Group, Inc.(b)	25,000	696,000
Legg Mason, Inc.	13,500	1,328,130
Lehman Brothers Holdings, Inc.(b)	51,400	3,830,328
Macquarie Bank Ltd. (Australia)	8,958	645,542
Mellon Financial Corp.(b)	38,400	1,689,600
Merrill Lynch & Co., Inc.	85,400	7,137,732
Morgan Stanley	101,280	8,495,367
Northern Trust Corp.	17,300	1,111,352
State Street Corp.	30,900	2,113,560
T. Rowe Price Group, Inc.	24,600	1,276,494
UBS AG (Switzerland)	39,761	2,377,879

		55,567,548

Chemicals — 0.9%
Air Products and Chemicals, Inc.	20,100	1,615,437
Ashland, Inc.	4,500	287,775
BASF AG (Germany)	8,531	1,116,003
Dainippon Ink & Chemicals, Inc. (Japan)	13,000	50,258

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Chemicals (cont’d.)
Dow Chemical Co. (The)	89,631	$3,963,483
Du Pont E. I. de Nemours & Co.	86,120	4,378,340
Eastman Chemical Co.	7,400	476,042
Ecolab, Inc.(b)	17,400	742,980
Hercules, Inc.(a)	11,500	225,975
International Flavors & Fragrances, Inc.	9,100	474,474
Koninklijke DSM NV (Netherlands)	17,918	882,467
Mitsubishi Chemical Holdings Corp. (Japan)	143,000	1,314,729
Mitsubishi Gas Chemical Co., Inc. (Japan)	21,000	192,219
Monsanto Co.	50,894	3,437,381
Nippon Shokubai Co. Ltd. (Japan)	19,000	168,975
PPG Industries, Inc.	15,500	1,179,705
Praxair, Inc.	30,400	2,188,496
Rohm & Haas Co.	13,711	749,717
Sigma-Aldrich Corp.	12,000	512,040
Teijin Ltd. (Japan)	52,000	284,654
Tosoh Corp. (Japan)	43,000	239,228
Yara International ASA (Norway)	30,700	920,572

		25,400,950

Commercial Banks — 2.9%
Allied Irish Banks PLC (Ireland)	8,599	234,898
Australia And New Zealand Banking Group Ltd. (Australia)	37,527	922,331
Banche Popolari Unite Scpa (Italy)	3,134	79,659
Banco Bilbao Vizcaya Argentaria SA (Spain)	97,160	2,376,038
Banco BPI SA (Portugal)	97,975	871,393
Banco Comercial Portugues SA (Portugal)	22,801	127,424
Banco Espirito Santo SA (Portugal)	31,068	692,670
Banco Popolare di Verona (Italy)	22,948	659,812
Banco Popular Espanol SA (Spain)	17,980	334,612
Banco Santander Central Hispano SA (Spain)	142,521	2,619,819
Bank of Ireland (Ireland)	2,739	55,329
Barclay’s PLC (United Kingdom)	85,086	1,183,794
BB&T Corp.	53,100	2,160,108
BNP Paribas (France)	21,962	2,608,726
Comerica, Inc.	15,200	903,944
Commerce Bancorp, Inc.	16,700	617,733
Commerzbank AG (Germany)	24,595	1,173,076
Commonwealth Bank of Australia (Australia)	10,357	485,133
Compass Bancshares, Inc.	12,800	882,944
Credit Agricole SA (France)	26,812	1,087,978
Danske Bank A/S (Denmark)	29,680	1,213,680
Dexia (Belgium)	23,745	741,702
DNB NOR ASA (Norway)	80,100	1,030,301
Fifth Third Bancorp	53,221	2,116,599
First Horizon National Corp.(b)	13,600	530,400
Gunma Bank Ltd. (The) (Japan)	37,000	249,121
HBOS PLC	72,300	1,422,092
HSBC Holdings PLC (United Kingdom)	120,067	2,198,486
Huntington Bancshares, Inc.	26,136	594,333
Joyo Bank Ltd. (The)	18,000	111,984
KeyCorp	39,900	1,369,767
Lloyds TSB Group PLC (United Kingdom)	60,232	669,560
M&T Bank Corp.	8,300	887,270
Marshall & Ilsley Corp.	23,700	1,128,831
Mitsubishi Financial Group, Inc. (Japan)	30	331,371
National Australia Bank Ltd. (Australia)	13,864	482,146
National City Corp.(b)	55,900	1,862,588
PNC Financial Services Group, Inc.	32,000	2,290,560

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Commercial Banks (cont’d.)
Regions Financial Corp.	70,203	$2,323,719
Royal Bank of Scotland Group PLC (United Kingdom)	221,819	2,806,784
Sapporo Hokuyo Holdings, Inc. (Japan)	3	33,137
Shinsei Bank Ltd. (Japan)	69,000	279,082
Shizuoka Bank Ltd. (Japan)	9,000	91,371
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	17,400	560,222
Societe Generale (France)	6,767	1,253,779
SunTrust Banks, Inc.	34,200	2,932,308
Svenska Handelbanken (Class A Stock) (Sweden)	21,100	590,029
Sydbank A/S (Denmark)	2,372	113,419
Synovus Financial Corp.	28,050	861,135
U.S. Bancorp	167,385	5,515,335
UniCredito Italiano SpA (Italy)	235,985	2,107,725
Wachovia Corp.	181,640	9,309,049
Wells Fargo & Co.	320,000	11,254,399
Westpac Banking Corp. (Australia)	49,356	1,073,721
Zions Bancorporation	11,350	872,929

		81,286,355

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)(b)	26,400	355,344
Avery Dennison Corp.	9,100	604,968
Cintas Corp.	11,200	441,616
Downer EDI Ltd.	164,525	1,026,607
Equifax, Inc.(b)	13,700	608,554
Experian Group Ltd. (Ireland)(a)	3,682	46,337
Michael Page International PLC (United Kingdom)	26,133	274,552
Monster Worldwide, Inc.(a)	13,100	538,410
Pitney Bowes, Inc.	21,600	1,011,312
Randstad Holding NV (Netherlands)	7,196	569,554
Robert Half International, Inc.	15,500	565,750
RR Donnelley & Sons Co.	19,500	848,445
Vedior NV (Netherlands)	2,885	86,215
Waste Management, Inc.	48,542	1,895,565

		8,873,229

Communications Equipment — 1.3%
ADC Telecommunications, Inc.(a)(b)	14,771	270,752
Avaya, Inc.(a)	46,370	780,871
Ciena Corp.(a)(b)	9,142	330,300
Cisco Systems, Inc.(a)	569,000	15,846,650
Corning, Inc.(a)	147,100	3,758,405
JDS Uniphase Corp.(a)(b)	11,375	152,766
Juniper Networks, Inc.(a)(b)	49,500	1,245,915
Motorola, Inc.	223,525	3,956,393
Nokia Corp. (Finland)	58,200	1,634,564
QUALCOMM, Inc.	155,200	6,734,128
Telent PLC (United Kingdom)(a)	4,333	44,811
Tellabs, Inc.(a)	45,800	492,808

		35,248,363

Computers & Peripherals — 1.8%
Apple Computer, Inc.(a)	80,800	9,860,832
Dell, Inc.(a)	212,900	6,078,295
EMC Corp.(a)	201,550	3,648,055
Hewlett-Packard Co.	252,748	11,277,616
International Business Machines Corp.(b)	129,900	13,671,975
Lexmark International, Inc.(a)(b)	9,833	484,865
NCR Corp.(a)	17,600	924,704
Network Appliance, Inc.(a)	34,800	1,016,160

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Computers & Peripherals (cont’d.)
QLogic Corp.(a)(b)	16,600	$276,390
SanDisk Corp.(a)	18,800	920,072
Sun Microsystems, Inc.(a)	334,300	1,758,418
Wincor Nixdorf AG (Germany)	1,610	146,803

		50,064,185

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	4,417	280,825
COMSYS Holdings Corp. (Japan)	27,000	312,926
Fluor Corp.	8,100	902,097
Fomento de Construcciones Y Contratas SA (Spain)	821	73,864
JGC Corp. (Japan)	6,000	112,569
Sacyr Vallehermoso SA (Spain)	6,877	329,922
YIT OYJ (Finland)	2,413	75,729

		2,087,932

Construction Materials — 0.1%
CRH PLC (Ireland)	1,120	55,350
Fletcher Building Ltd. (New Zealand)	24,045	228,922
Holcim Ltd. (Class B Stock) (Switzerland)	5,291	571,415
Italcementi SpA (Italy)	3,112	96,081
Lafarge SA (France)	8,718	1,588,882
Vulcan Materials Co.	8,600	985,044

		3,525,694

Consumer Finance — 0.5%
American Express Co.	112,500	6,882,750
Capital One Financial Corp.	39,761	3,118,853
ORIX Corp. (Japan)	4,490	1,183,354
SLM Corp.(b)	39,300	2,262,894

		13,447,851

Containers & Packaging — 0.1%
Ball Corp.(b)	10,000	531,700
Bemis Co.	11,300	374,934
Pactiv Corp.(a)	10,900	347,601
Sealed Air Corp.(a)	13,200	409,464
Temple-Inland, Inc.	9,700	596,841

		2,260,540

Distributors — 0.1%
Genuine Parts Co.	15,200	753,920
Jardine Cycle & Carriage Ltd.	23,000	235,897
Pacific Brands Ltd. (Australia)	258,714	756,718

		1,746,535

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)	14,800	864,764
H&R Block, Inc.	29,100	680,067

		1,544,831

Diversified Financial Services — 2.5%
Bank of America Corp.	426,038	20,828,998
Challenger Financial Services Group Ltd. (Australia)	62,164	307,257
Chicago Mercantile Exchange Holdings, Inc.(b)	3,400	1,816,824
CIT Group, Inc.	19,000	1,041,770
Citigroup, Inc.	466,358	23,919,502
Fortis (Belgium)	43,156	1,829,116
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	34,000	480,484
ING Groep NV (Netherlands)	39,644	1,744,884
JPMorgan Chase & Co.	329,801	15,978,858

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Diversified Financial Services (cont’d.)
Moody’s Corp.	24,700	$1,536,340
OKO Bank PLC (Finland)	26,261	486,607
Singapore Exchange Ltd. (Singapore)	16,000	102,433

		70,073,073

Diversified Telecommunication Services — 1.7%
AT&T, Inc.	589,068	24,446,322
Belgacom SA (Belgium)	25,842	1,143,727
BT Group PLC (United Kingdom)	126,583	842,479
CenturyTel, Inc.	10,400	510,120
Citizens Communications Co.	31,000	473,370
Embarq Corp.	13,243	839,209
France Telecom SA (France)	35,339	969,223
Nippon Telegraph & Telephone Corp. (Japan)	212	941,840
Qwest Communications International, Inc.(a)(b)	151,257	1,467,193
Swisscom AG (Switzerland)	3,109	1,062,907
Telecom Corp. of New Zealand Ltd. (New Zealand)	338,199	1,196,689
Telecom Italia SpA (Italy)	491,484	1,089,249
Telefonica SA (Spain)	20,281	451,335
Verizon Communications Group Inc.	274,176	11,287,826
Windstream Corp.	47,457	700,465

		47,421,954

Electric Utilities — 1.0%
Allegheny Energy, Inc.(a)	14,900	770,926
American Electric Power Co., Inc.	38,560	1,736,742
CLP Holdings Ltd. (Hong Kong)	35,500	238,129
Contact Energy Ltd.	58,960	409,523
Duke Energy Corp.	118,924	2,176,309
E.ON AG (Germany)	16,525	2,759,058
Edison International	29,800	1,672,376
Enel SpA (Italy)	27,024	290,482
Energias de Portugal SA (Portugal)	126,637	700,256
Entergy Corp.	18,200	1,953,770
Exelon Corp.	62,474	4,535,613
FirstEnergy Corp.	30,001	1,941,965
FPL Group, Inc.	38,000	2,156,120
Hokkaido Electric Power Co., Inc. (Japan)	33,500	727,817
Pinnacle West Capital Corp.	9,700	386,545
PPL Corp.(b)	36,000	1,684,440
Progress Energy, Inc.(b)	24,583	1,120,739
Southern Co. (The)	72,200	2,475,738
Tokyo Electric Power Co., Inc. (The) (Japan)	27,400	881,251

		28,617,799

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	38,732	873,321
Cooper Industries Ltd.	17,400	993,366
Emerson Electric Co.	75,500	3,533,399
Renewable Energy Corp. AS (Norway)(a)	1,900	73,584
Rockwell Automation, Inc.	14,600	1,013,824
Schneider Electric SA (France)	11,017	1,543,573

		8,031,067

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	42,214	1,622,706
Jabil Circuit, Inc.	18,600	410,502
Kyocera Corp. (Japan)	6,800	725,702
Molex, Inc.	11,700	351,117
Solectron Corp.(a)	61,700	227,056

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Electronic Equipment & Instruments (cont’d.)
TDK Corp. (Japan)	14,000	$1,355,371
Tektronix, Inc.	5,100	172,074
Venture Manufacturing Ltd. Corp. (Singapore)	13,000	133,333

		4,997,861

Energy Equipment & Services — 1.0%
B.J. Services Co.	27,500	782,100
Baker Hughes, Inc.(b)	29,350	2,469,216
ENSCO International, Inc.(b)	13,500	823,635
Fugro NV (Netherlands)	2,248	142,415
Halliburton Co.(b)	86,300	2,977,350
Nabors Industries Ltd. (Bermuda)(a)	24,500	817,810
National Oilwell Varco, Inc.(a)	16,800	1,751,232
Noble Corp.	12,600	1,228,752
Rowan Cos., Inc.	5,700	233,586
Schlumberger Ltd.(b)	110,400	9,377,376
SeaDrill Ltd. (Bermuda)(a)	4,200	90,102
Smith International, Inc.(b)	17,900	1,049,656
Transocean, Inc.(a)	27,497	2,914,132
Weatherford International Ltd.(a)	33,100	1,828,444
WorleyParsons Ltd. (Australia)	43,447	1,252,372

		27,738,178

Food & Staples Retailing — 1.2%
Axfood AB (Sweden)	5,150	182,151
Casino GuichardPerrachon SA (France)	7,748	783,448
Colruyt SA (Belgium)	490	102,277
Costco Wholesale Corp.	43,000	2,516,360
CVS Corp.	146,348	5,334,385
J. Sainsbury PLC (United Kingdom)	72,697	849,807
Kroger Co. (The)	65,846	1,852,248
Safeway, Inc.	44,100	1,500,723
Supervalu, Inc.	20,010	926,863
Sysco Corp.	58,900	1,943,111
UNY Co. Ltd.	7,000	83,232
Walgreen Co.	93,100	4,053,574
Wal-Mart Stores, Inc.	230,400	11,084,544
Whole Foods Market, Inc.	14,100	540,030
Woolworths Ltd. (Australia)	36,574	837,203

		32,589,956

Food Products — 0.9%
Archer-Daniels-Midland Co.	62,426	2,065,676
Campbell Soup Co.(b)	20,700	803,367
ConAgra Foods, Inc.	47,300	1,270,478
Dean Foods Co.(a)	12,000	382,440
Ebro Puleva SA (Spain)	35,264	758,077
Futuris Corp. Ltd. (Australia)	21,276	50,145
General Mills, Inc.	32,400	1,892,808
Goodman Fielder Ltd.	139,469	287,328
H.J. Heinz Co.	31,800	1,509,546
Hershey Co. (The)	15,300	774,486
Kellogg Co.	24,400	1,263,676
Kraft Foods, Inc.	153,653	5,416,269
McCormick & Co., Inc.	11,000	419,980
Nestle SA (Class B Stock) (Switzerland)	3,454	1,312,429
Sara Lee Corp.	68,000	1,183,200
Suedzucker AG (Germany)	50,011	1,108,955
The East Asiatic Co. Ltd. (Denmark)	8,400	461,974
Tyson Foods, Inc. (Class A Stock)	22,700	523,008

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Food Products (cont’d.)
Unilever NV (Netherlands)	53,098	$1,647,834
Unilever PLC (United Kingdom)	37,773	1,219,685
WM Wrigley Jr. Co.(b)	20,000	1,106,200

		25,457,561

Gas Utilities
Gas Natural SDG SA(Spain)	3,889	236,278
Nicor, Inc.	4,600	197,432
Questar Corp.	15,200	803,320

		1,237,030

Healthcare Equipment & Supplies — 0.7%
Bard C.R., Inc.	9,100	751,933
Bausch & Lomb, Inc.	3,700	256,928
Baxter International, Inc.	62,600	3,526,884
Becton Dickinson & Co.	23,700	1,765,650
Biomet, Inc.	19,500	891,540
Boston Scientific Corp.(a)	111,967	1,717,574
Hospira, Inc.(a)	16,760	654,310
Medtronic, Inc.	107,900	5,595,694
Phonak Holding AG (Switzerland)	3,022	270,890
St. Jude Medical, Inc.(a)	31,200	1,294,488
Stryker Corp.(b)	27,700	1,747,593
Varian Medical Systems, Inc.	8,500	361,335
Zimmer Holdings, Inc.(a)	22,500	1,910,025

		20,744,844

Healthcare Providers & Services — 1.0%
Aetna, Inc.	49,800	2,460,120
AmerisourceBergen Corp.	17,600	870,672
Cardinal Health, Inc.	37,350	2,638,404
Cigna Corp.	27,600	1,441,272
Coventry Health Care, Inc.(a)	13,950	804,218
Express Scripts, Inc.(a)(b)	24,200	1,210,242
Fresenius Medical Care AG (Germany)	3,473	159,629
Humana, Inc.(a)	15,900	968,469
Laboratory Corp. of America Holdings(a)(b)	11,200	876,512
Manor Care, Inc.(b)	7,500	489,675
McKesson Corp.	28,530	1,701,529
Medco Health Solutions, Inc.(a)	27,049	2,109,552
Patterson Cos., Inc.(a)	10,000	372,700
Quest Diagnostics, Inc.(b)	15,100	779,915
Sonic Healthcare Ltd. (Australia)	3,554	45,377
Tenet Healthcare Corp.(a)(b)	44,600	290,346
UnitedHealth Group, Inc.	131,900	6,745,365
WellPoint, Inc.(a)	59,000	4,709,970

		28,673,967

Healthcare Technology
IMS Health, Inc.	17,200	552,636

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.(b)	41,400	2,019,078
Carnival PLC (United Kingdom)	1,899	90,757
Darden Restaurants, Inc.	15,150	666,449
Enterprise Inns PLC	28,773	396,455
Harrah’s Entertainment, Inc.	17,500	1,492,050
Hilton Hotels Corp.	32,700	1,094,469
International Game Technology	29,300	1,163,210
Lottomatica SpA (Italy)	2,734	108,472
Marriott International, Inc. (Class A Stock)(b)	30,300	1,310,172

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	112,800	$5,725,728
Starbucks Corp.(a)	67,300	1,765,952
Starwood Hotels & Resorts Worldwide, Inc.	20,900	1,401,763
Wendy’s International, Inc.	9,600	352,800
Wyndham Worldwide Corp.(a)	19,320	700,543
Yum! Brands, Inc.	48,200	1,577,104

		19,865,002

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	34,117	676,275
Bellway PLC (United Kingdom)	7,664	192,944
Black & Decker Corp.	6,900	609,339
Bovis Homes Group PLC (United Kingdom)	11,229	200,378
Centex Corp.	8,700	348,870
D.R. Horton, Inc.(b)	23,700	472,341
Daito Trust Construction Co. Ltd. (Japan)	9,800	467,216
Fortune Brands, Inc.	14,000	1,153,181
George Wimpey PLC (United Kingdom)	65,831	658,973
Harman International Industries, Inc.	6,400	747,520
KB Home	5,700	224,409
Leggett & Platt, Inc.	14,800	326,340
Lennar Corp.	13,300	486,248
Makita Corp. (Japan)	7,900	351,610
Matsushita Electric Industrial Co. Ltd. (Japan)	61,000	1,211,331
Newell Rubbermaid, Inc.	26,414	777,364
Pulte Homes, Inc.	13,200	296,340
Sekisui Chemical Co. Ltd. (Japan)	42,000	325,084
Sekisui House Ltd. (Japan)	11,000	146,964
Snap-On, Inc.	4,900	247,499
Sony Corp. (Japan)	12,000	616,934
Stanley Works (The)	7,900	479,530
Taylor Woodrow PLC (United Kingdom)	35,294	254,087
Whirlpool Corp.	7,526	836,891

		12,107,668

Household Products — 1.0%
Clorox Co.	13,800	856,980
Colgate-Palmolive Co.	48,100	3,119,285
Henkel KGaA (Germany)	2,285	120,410
Kimberly-Clark Corp.	42,900	2,869,581
Procter & Gamble Co.	295,725	18,095,412
Reckitt Benckiser PLC (United Kingdom)	28,625	1,567,092

		26,628,760

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)(a)	64,700	1,415,636
Constellation Energy Group, Inc.	17,100	1,490,607
Dynegy, Inc. (Class A Stock)(a)	37,500	354,000
International Power PLC (United Kingdom)	115,618	993,816
TXU Corp.	42,100	2,833,330

		7,087,389

Industrial Conglomerates — 1.9%
3M Co.	68,800	5,971,152
Cookson Group PLC (United Kingdom)	9,396	133,075
General Electric Co.	968,600	37,078,008
Orkla ASA (Norway)	80,950	1,526,303
Siemens AG (Germany)	6,691	958,163
Textron, Inc.	12,200	1,343,342

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Industrial Conglomerates (cont’d.)
Tyco International Ltd. (Bermuda)	185,261	$6,259,969

		53,270,012

Insurance — 2.5%
ACE Ltd. (Bermuda)	30,800	1,925,616
Aegon NV (Netherlands)	53,754	1,057,987
Aflac, Inc.(b)	47,000	2,415,800
Allianz AG (Germany)	11,366	2,650,521
Allstate Corp. (The)	62,500	3,844,375
AMBAC Financial Group, Inc.	10,400	906,776
American International Group, Inc.	245,788	17,212,535
AON Corp.(b)	29,100	1,239,951
Assurant, Inc.	8,600	506,712
Aviva PLC (United Kingdom)	85,093	1,263,182
AXA SA (France)	31,330	1,346,741
Chubb Corp.	42,600	2,306,364
Cincinnati Financial Corp.	17,837	774,126
CNP Assurances (France)	2,118	270,636
Genworth Financial, Inc.	42,900	1,475,760
Hartford Financial Services Group, Inc.	30,000	2,955,300
Legal & General Group PLC (United Kingdom)	85,000	255,005
Lincoln National Corp.	26,117	1,853,001
Loews Corp.	42,900	2,187,042
Marsh & McLennan Cos., Inc.(b)	53,200	1,642,816
MBIA, Inc.(b)	17,350	1,079,517
MetLife, Inc.	71,000	4,578,080
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	7,052	1,293,274
Old Mutual PLC (United Kingdom)	19,030	64,126
Principal Financial Group	25,400	1,480,566
Progressive Corp. (The)(b)	70,100	1,677,493
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	272,806	793,660
SAFECO Corp.(b)	11,000	684,860
SCOR (France)	1,726	46,852
Swiss Life Holding (Switzerland)	90	23,728
Swiss Reinsurance (Switzerland)	16,967	1,547,392
Torchmark Corp.	9,000	603,000
Travelers Cos., Inc. (The)	63,535	3,399,123
UnumProvident Corp.	32,210	841,003
XL Capital Ltd. (Class A Stock) (Bermuda)	17,100	1,441,359
Zurich Financial Services AG (Switzerland)	5,755	1,779,046

		69,423,325

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)	27,300	1,867,593
Home Retail Group (United Kingdom)	67,186	616,045
IAC/InterActiveCorp(a)	20,700	716,427

		3,200,065

Internet Software & Services — 0.6%
eBay, Inc.(a)	107,000	3,443,260
Google, Inc. (Class A Stock)(a)	20,400	10,676,952
Verisign, Inc.(a)	17,500	555,275
Yahoo!, Inc.(a)	112,200	3,043,986

		17,719,473

IT Services — 0.5%
Affiliated Computer Services, Inc.(a)	10,400	589,888
Automatic Data Processing, Inc.	53,000	2,568,910
Cognizant Technology Solutions Corp.(a)	13,600	1,021,224
Computer Sciences Corp.(a)	17,400	1,029,210
Convergys Corp.(a)	14,800	358,752

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

IT Services (cont’d.)
Electronic Data Systems Corp.	47,700	$1,322,721
Fidelity National Information Services, Inc.(b)	14,600	792,488
First Data Corp.	70,610	2,306,829
Fiserv, Inc.(a)	15,700	891,760
NTT Data Corp. (Japan)	181	859,980
Paychex, Inc.(b)	32,100	1,255,752
Unisys Corp.(a)	31,500	287,910
Western Union Co.	72,110	1,502,051

		14,787,475

Leisure Equipment & Products — 0.2%
Brunswick Corp.	7,200	234,936
Eastman Kodak Co.(b)	20,400	567,732
FUJIFILM Holdings Corp. (Japan)	15,200	680,219
Hasbro, Inc.	15,800	496,278
Mattel, Inc.(b)	36,451	921,846
Nikon Corp. (Japan)	39,000	1,089,624
Yamaha Corp. (Japan)	18,000	374,254

		4,364,889

Life Sciences, Tools & Services — 0.1%
Applera Corp. — Applied Biosystems Group	17,300	528,342
Millipore Corp.(a)(b)	4,700	352,923
PerkinElmer, Inc.	12,800	333,568
Thermo Electron Corp.(a)	38,200	1,975,704
Waters Corp.(a)	9,600	569,856

		3,760,393

Machinery — 1.0%
Alfa Laval AB (Sweden)	2,600	156,651
Amada Co. Ltd. (Japan)	30,000	375,472
Caterpillar, Inc.	60,200	4,713,660
Charter PLC (United Kingdom)	25,809	569,504
Cummins, Inc.	9,200	931,132
Daifuku Co. Ltd.	13,900	192,032
Danaher Corp.	22,300	1,683,650
Deere & Co.	21,800	2,632,132
Dover Corp.	19,300	987,195
Eaton Corp.	14,600	1,357,800
Glory Ltd. (Japan)	3,800	83,330
Hitachi Construction Machinery Co. Ltd. (Japan)	12,800	445,986
Illinois Tool Works, Inc.	38,400	2,080,896
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	29,200	1,600,744
ITT Corp.(b)	19,200	1,310,976
Komatsu Ltd. (Japan)	55,000	1,599,188
Komori Corp. (Japan)	22,000	516,386
Konecranes Oyj (Finland)	1,950	81,490
MAN AG (Germany)	5,794	827,149
NSK Ltd. (Japan)	43,000	445,628
Paccar, Inc.	22,562	1,963,796
Pall Corp.	10,000	459,900
Parker Hannifin Corp.	11,510	1,126,944
Sandvik AB (Sweden)	14,299	288,177
Scania AB (Class B Stock) (Sweden)	8,430	205,610
Sumitomo Heavy Industries Ltd. (Japan)	8,000	90,770
Terex Corp.(a)	9,400	764,220
Trelleborg AB (Class B Stock) (Sweden)	11,400	313,709
Volvo AB (Class B Stock) (Sweden)	20,500	407,591

		28,211,718

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Marine — 0.1%
Cosco Corp. Singapore Ltd. (Singapore)	43,000	$105,060
Kawasaki Kisen Kaisha Ltd. (Japan)	31,000	379,427
Mitsui O.S.K. Lines Ltd. (Japan)	107,000	1,454,766
Neptune Orient Lines Ltd.	112,000	387,784
Nippon Yusen KK (Japan)	36,000	330,688

		2,657,725

Media — 1.6%
CBS Corp. (Class B Stock)	69,634	2,320,205
Clear Channel Communications, Inc.	45,700	1,728,374
Comcast Corp. (Class A Stock)(a)(b)	291,390	8,193,888
Daily Mail & General Trust PLC	3,834	58,631
DIRECTV Group, Inc. (The)(a)	76,000	1,756,360
Dow Jones & Co., Inc.	6,800	390,660
E.W. Scripps Co.	8,600	392,934
EMAP PLC (United Kingdom)	10,434	171,227
Eniro AB (Sweden)	11,200	142,045
Gannett Co., Inc.	22,100	1,214,395
Gestevision Telecinco SA (Spain)	3,271	92,545
Interpublic Group of Cos., Inc.(a)(b)	37,200	424,080
Lagardere SCA (France)	6,971	604,585
McGraw-Hill Cos., Inc. (The)	32,500	2,212,600
Meredith Corp.	2,700	166,320
New York Times Co. (The) (Class A Stock)(b)	10,700	271,780
News Corp. (Class A Stock)	222,500	4,719,225
Omnicom Group, Inc.	31,400	1,661,688
Time Warner, Inc.	357,500	7,521,800
Tribune Co.	7,925	232,995
Viacom, Inc. (Class B Stock)(a)	64,834	2,699,039
Vivendi (France)	43,117	1,854,795
Walt Disney Co.	191,900	6,551,466
Yell Group PLC (United Kingdom)	11,250	103,918

		45,485,555

Metals & Mining — 0.9%
Acerinox SA (Spain)	13,504	329,393
Alcoa, Inc.	82,140	3,329,135
Allegheny Technologies, Inc.	10,200	1,069,776
Anglo American PLC (United Kingdom)	30,860	1,811,846
Arcelor Mittal (Netherlands)	7,301	455,967
BHP Billiton Ltd. (Australia)	11,328	336,425
BHP Billiton PLC (United Kingdom)	23,859	662,776
Freeport-McMoRan Copper & Gold, Inc.	35,694	2,956,177
Newmont Mining Corp. (Netherlands)(b)	42,500	1,660,050
Nippon Steel Corp. (Japan)	69,000	486,432
Nucor Corp.	27,400	1,607,010
Outokumpu OYJ (Class A Stock) (Finland)	18,000	605,409
Rautaruukki OYJ (Finland)	4,600	293,855
Rio Tinto Group PLC (United Kingdom)	25,934	1,984,050
Salzgitter AG (Germany)	3,492	669,244
Sumitomo Metal Industries Ltd. (Japan)	258,000	1,521,283
Sumitomo Metal Mining Co. Ltd.	36,000	782,132
ThyssenKrupp AG (Germany)	25,213	1,492,181
United States Steel Corp.	11,400	1,239,750
Voestalpine AG (Australia)	1,491	125,334
Xstrata PLC (Switzerland)	10,090	600,688

		24,018,913

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Multiline Retail — 0.6%
Big Lots, Inc.(a)	9,200	$270,664
Dillard’s, Inc.	7,800	280,254
Dollar General Corp.	29,356	643,484
Family Dollar Stores, Inc.	13,700	470,184
J.C. Penney Co., Inc.	21,100	1,527,218
Kohl’s Corp.(a)	33,500	2,379,505
Macy’s, Inc.	42,274	1,681,660
Marks & Spencer Group PLC (United Kingdom)	66,968	841,059
Next PLC (United Kingdom)	2,478	99,485
Nordstrom, Inc.	20,500	1,047,960
Sears Holding Corp.(a)	7,542	1,278,369
Target Corp.(b)	80,400	5,113,439

		15,633,281

Multi-Utilities — 0.6%
Ameren Corp.(b)	18,100	887,081
CenterPoint Energy, Inc.(b)	27,800	483,720
Centrica PLC (United Kingdom)	133,553	1,037,611
CMS Energy Corp.	22,000	378,400
Consolidated Edison, Inc.(b)	25,000	1,128,000
Dominion Resources, Inc.	33,616	2,901,396
DTE Energy Co.	16,800	810,096
Integrys Energy Group, Inc.	5,620	285,103
KeySpan Corp.	18,200	764,036
National Grid PLC (United Kingdom)	93,691	1,382,440
NiSource, Inc.	22,400	463,904
PG&E Corp.	33,400	1,513,020
Public Service Enterprise Group, Inc.	23,100	2,027,717
RWE AG (Germany)	1,293	137,162
Sempra Energy	25,319	1,499,644
TECO Energy, Inc.	22,300	383,114
Vector Ltd.	50,072	104,993
Xcel Energy, Inc.	39,110	800,582

		16,988,019

Office Electronics — 0.1%
Canon, Inc. (Japan)	22,350	1,312,410
Ricoh Co. Ltd. (Japan)	36,000	833,299
Xerox Corp.(a)	87,900	1,624,393

		3,770,102

Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp.	44,354	2,305,964
Apache Corp.	31,014	2,530,432
BP PLC (United Kingdom)	331,078	3,983,635
Caltex Australia Ltd. (Australia)	7,559	151,690
Chesapeake Energy Corp.	40,800	1,411,680
Chevron Corp.	204,022	17,186,813
ConocoPhillips	154,077	12,095,045
CONSOL Energy, Inc.	17,300	797,703
Devon Energy Corp.	41,600	3,256,864
El Paso Corp.	64,336	1,108,509
ENI SpA (Italy)	32,755	1,187,611
EOG Resources, Inc.	22,800	1,665,768
Exxon Mobil Corp.	535,940	44,954,648
Hess Corp.	25,800	1,521,168
Marathon Oil Corp.	63,982	3,836,361
Murphy Oil Corp.	16,900	1,004,536
Neste Oil OYJ (Finland)	23,304	913,201
Nippon Mining Holdings, Inc. (Japan)	80,500	772,800

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Nippon Oil Corp. (Japan)	147,000	$1,368,219
Occidental Petroleum Corp.	77,900	4,508,852
Peabody Energy Corp.(b)	22,800	1,103,064
Repsol YPF SA (Spain)	12,097	478,903
Royal Dutch Shell (Netherlands)	34,918	1,421,545
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	57,915	2,414,245
Santos Ltd. (Australia)	33,901	400,654
Singapore Petroleum Co. Ltd. (Singapore)	138,000	518,373
Spectra Energy Corp.	58,762	1,525,462
Sunoco, Inc.	14,300	1,139,424
Total SA (France)	32,186	2,609,584
Valero Energy Corp.	52,400	3,870,264
Williams Cos., Inc.(b)	55,500	1,754,910
XTO Energy, Inc.	35,633	2,141,543

		125,939,470

Paper & Forest Products — 0.2%
International Paper Co.(b)	42,173	1,646,856
MeadWestvaco Corp.	16,314	576,210
Svenska Cellulosa AB (SCA) (Class B Stock) (Sweden)	38,400	642,161
Weyerhaeuser Co.	19,100	1,507,563

		4,372,790

Personal Products — 0.1%
Avon Products, Inc.	40,500	1,488,375
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,400	473,304
Oriflame Cosmetics SA (Luxembourg)	8,700	408,403

		2,370,082

Pharmaceuticals — 3.2%
Abbott Laboratories	145,600	7,796,880
Allergan, Inc.(b)	31,600	1,821,424
AstraZeneca PLC (United Kingdom)	41,426	2,220,055
Barr Pharmaceuticals, Inc.(a)	11,500	577,645
Bristol-Myers Squibb Co.	189,200	5,971,152
Eli Lilly & Co.	92,500	5,168,900
Forest Laboratories, Inc.(a)	29,500	1,346,675
GlaxoSmithKline PLC (United Kingdom)	96,025	2,501,451
Johnson & Johnson	273,148	16,831,379
King Pharmaceuticals, Inc.(a)	23,566	482,160
Kyowa Hakko Kogyo Co. Ltd. (Japan)	6,000	56,674
Merck & Co., Inc.	204,700	10,194,060
Mylan Laboratories, Inc.	20,900	380,171
Novartis AG (Switzerland)	16,799	943,106
Novo Nordisk, Inc. (Denmark)	1,400	152,285
Orion Oyj (Finland)	9,207	230,416
Pfizer, Inc.	668,045	17,081,910
Roche Holding AG (Switzerland)	12,048	2,134,744
Sanofi-Aventis (France)	16,509	1,333,718
Schering-Plough Corp.	138,100	4,203,764
Takeda Pharmaceutical Co. Ltd. (Japan)	5,400	349,109
Watson Pharmaceuticals, Inc.(a)	12,200	396,866
Wyeth	126,100	7,230,574

		89,405,118

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)	10,800	544,536
Archstone-Smith Trust	21,100	1,247,221
AvalonBay Communities, Inc.(b)	7,400	879,712
Boston Properties, Inc.	11,800	1,205,134

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Real Estate Investment Trusts (cont’d.)
British Land Co. PLC (United Kingdom)	6,336	$169,547
Centro Properties Group (Australia)	8,331	60,036
Developers Diversified Realty Corp.	11,300	595,623
Equity Residential	27,100	1,236,573
Host Marriot Corp.	52,500	1,213,800
ING Industrial Fund (Australia)	410,510	814,393
Kimco Realty Corp.(b)	21,500	818,505
Land Securities Group PLC	5,256	183,043
Mirvac Group (Australia)	76,695	370,627
Plum Creek Timber Co., Inc.(b)	14,100	587,406
ProLogis	24,400	1,388,360
Public Storage, Inc.	10,900	837,338
Simon Property Group, Inc.	20,600	1,916,624
Vornado Realty Trust(b)	13,000	1,427,920

		15,496,398

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.	18,800	686,200
Cheung Kong Holdings Ltd. (Hong Kong)	35,000	458,359
City Developments Ltd. (Singapore)	11,000	124,318
Immoeast AG (Australia)(a)	2,992	42,222
Lend Lease Corp. Ltd. (Australia)	13,250	208,267
Meinl European Land Ltd.(a)	5,240	150,194
Swire Pacific Ltd. (Hong Kong)	28,000	311,183
Tokyo Tatemono Co. Ltd. (Japan)	5,000	62,416
UOL Group Ltd. (Singapore)	28,000	106,092
Wharf Holdings (Hong Kong)	139,000	555,524
Wihlborgs Fastigheter AB (Sweden)	2,924	51,575

		2,756,350

Road & Rail — 0.4%
Asciano Group (Australia)(a)	2,636	22,639
Burlington Northern Santa Fe Corp.	34,200	2,911,788
CSX Corp.	40,600	1,830,248
Norfolk Southern Corp.	38,200	2,008,174
Ryder System, Inc.(b)	6,900	371,220
Seino Transportation Co. Ltd. (Japan)	12,000	113,738
Union Pacific Corp.	26,100	3,005,415

		10,263,222

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc.(a)(b)	39,000	557,700
Altera Corp.(a)	33,500	741,355
Analog Devices, Inc.	32,200	1,212,008
Applied Materials, Inc.(b)	130,900	2,600,983
ASML Holding N.V. (Netherlands)(a)	16,853	463,042
Broadcom Corp. (Class A Stock)(a)	43,950	1,285,538
Intel Corp.	541,900	12,875,543
KLA-Tencor Corp.(b)	22,500	1,236,375
Linear Technology Corp.(b)	25,800	933,444
LSI Logic Corp.(a)(b)	52,300	392,773
Maxim Integrated Products, Inc.	26,100	872,001
MEMC Electronic Materials, Inc.(a)	18,800	1,149,056
Micron Technology, Inc.(a)(b)	58,400	731,752
National Semiconductor Corp.	23,900	675,653
Novellus Systems, Inc.(a)(b)	10,400	295,048
NVIDIA Corp.(a)(b)	34,300	1,416,933
Sumco Corp. (Japan)	23,300	1,171,387
Teradyne, Inc.(a)	22,100	388,518
Texas Instruments, Inc.	134,900	5,076,287

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	15,800	$1,165,190
Xilinx, Inc.	32,000	856,640

		36,097,226

Software — 1.5%
Adobe Systems, Inc.(a)	54,700	2,196,205
Autodesk, Inc.(a)	21,800	1,026,344
BMC Software, Inc.(a)(b)	19,100	578,730
Business Objects SA (France)(a)	3,160	123,436
CA, Inc.	39,064	1,009,023
Citrix Systems, Inc.(a)(b)	16,400	552,188
Compuware Corp.(a)	28,000	332,080
Electronic Arts, Inc.(a)	29,500	1,395,940
Intuit, Inc.(a)	32,800	986,624
Microsoft Corp.	807,000	23,782,290
Nintendo Co. Ltd. (Japan)	1,100	402,924
Novell, Inc.(a)	24,200	188,518
Oracle Corp.(a)	373,900	7,369,569
Symantec Corp.(a)	90,678	1,831,696

		41,775,567

Specialty Retail — 0.9%
Abercrombie & Fitch Co.	7,200	525,456
Aoyama Trading Co. Ltd. (Japan)	2,500	76,954
Autobacs Seven Co. Ltd. (Japan)	1,600	50,030
AutoNation, Inc.(a)	16,974	380,897
AutoZone, Inc.(a)	4,800	655,776
Bed Bath & Beyond, Inc.(a)	26,700	960,933
Best Buy Co., Inc.	36,725	1,713,956
Circuit City Stores, Inc.	17,200	259,376
Gap, Inc. (The)	52,700	1,006,570
H&M AB (Class B Stock) (Sweden)	5,400	319,281
Home Depot, Inc.	191,250	7,525,687
Limited Brands, Inc.(b)	31,106	853,860
Lowe’s Cos., Inc.	142,000	4,357,980
Office Depot, Inc.(a)	27,800	842,340
OfficeMax, Inc.	7,500	294,750
RadioShack Corp.(b)	11,200	371,168
Sherwin-Williams Co. (The)	9,500	631,465
Staples, Inc.	67,549	1,602,938
Tiffany & Co.	11,600	615,496
TJX Cos., Inc. (The)	40,600	1,116,500

		24,161,413

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	34,000	1,611,260
Jones Apparel Group, Inc.	12,600	355,950
Liz Claiborne, Inc.	10,900	406,570
NIKE, Inc. (Class B Stock)	35,000	2,040,150
Nisshinbo Industries, Inc. (Japan)	15,000	209,787
Onward Kashiyama Co. Ltd. (Japan)	25,000	319,391
Polo Ralph Lauren Corp.	5,300	519,983
Swatch Group AG (Switzerland)	6,606	373,637
VF Corp.	8,100	741,798

		6,578,526

Thrifts & Mortgage Finance — 0.6%
Countrywide Financial Corp.(b)	56,200	2,042,870
Fannie Mae(b)	91,400	5,971,162
Freddie Mac(b)	65,300	3,963,710

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS	Shares	Value (Note 2)
(Continued)

Thrifts & Mortgage Finance (cont’d.)
Hudson City Bancorp, Inc.(b)	45,800	$559,676
Hypo Real Estate Holding AG (Germany)	1,343	86,799
MGIC Investment Corp.(b)	8,800	500,368
Sovereign Bancorp, Inc.	38,955	823,509
Washington Mutual, Inc.(b)	86,078	3,670,366

		17,618,460

Tobacco — 0.7%
Altria Group, Inc.	198,600	13,929,805
British American Tobacco (United Kingdom)	14,188	483,888
Imperial Tobacco Group (United Kingdom)	34,579	1,594,298
Reynolds American, Inc.(b)	16,500	1,075,800
Swedish Match AB (Sweden)	8,400	162,035
UST, Inc.	15,100	811,021

		18,056,847

Trading Companies & Distributors — 0.2%
Itochu Corp. (Japan)	79,000	916,240
Marubeni Corp. (Japan)	77,000	634,761
Mitsubishi Corp. (Japan)	10,600	278,075
Mitsui & Co. Ltd. (Japan)	75,000	1,495,432
Sumitomo Corp. (Japan)	39,000	712,690
W.W. Grainger, Inc.	6,900	642,045

		4,679,243

Transportation Infrastructure — 0.1%
Hopewell Holdings (Hong Kong)	44,000	179,507
Kamigumi Co. Ltd. (Japan)	17,000	147,460
Macquarie Infrastructure Group	379,455	1,158,130

		1,485,097

Wireless Telecommunication Services — 0.4%
Alltel Corp.	33,400	2,256,170
Cosmote Mobile Telecommunication SA (Greece)	13,470	415,562
Sprint Nextel Corp.(b)	271,977	5,632,643
Vodafone Group PLC (United Kingdom)	1,132,143	3,793,598

		12,097,973

TOTAL COMMON STOCKS (cost $969,602,266)		1,473,732,803

PREFERRED STOCK — 0.1%
Automobiles
Porsche AG (Germany) (cost $1,008,430)	859	1,533,142

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 33.2%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc.(j)
4.75%	08/15/10	Baa2	$2,000	$1,955,692
Boeing Capital Corp.(b)
6.10%	03/01/11	A2	975	996,173
Goodrich Corp.
6.80%	07/01/36	Baa2	1,301	1,346,427
Lockheed Martin Corp.
6.15%	09/01/36	Baa1	670	668,130
Northrop Grumman Corp.
7.125%	02/15/11	Baa1	1,025	1,075,133
Raytheon Co.
4.50%	11/15/07	Baa1	194	193,320
5.50%	11/15/12	Baa1	625	622,596

				6,857,471

Airlines — 0.1%
American Airlines, Inc.(b)
6.817%	05/23/11	Ba1	2,420	2,413,949
Continental Airlines, Inc.
6.648%	09/15/17	Baa2	349	351,498
6.703%	06/15/21	Baa2	183	183,974
Southwest Airlines Co.
6.50%	03/01/12	Baa1	965	988,964

				3,938,385

Asset Backed Securities — 1.3%
American Express Credit Account Master Trust I,(g)(j) Series 2004-4, Class C
5.79%	03/15/12	Baa1	1,510	1,514,011
Series 2004-C, Class C
5.82%	02/15/12	Baa1	596	597,114
Amortizing Residential Collateral Trust,(g) Series 2002-BC9, Class M1
6.97%	12/25/32	Aa2	2,664	2,666,359
Bank of America Credit Card,(g) Series 2006, Class C5
5.72%	01/15/16	Baa2	4,159	4,165,459
Bank One Issuance Trust, Series 2003-C1, Class C1
4.54%	09/15/10	Baa2	2,445	2,431,344
CDC Mortgage Capital Trust,(g)
Series 2002-HE3, Class M1
6.97%	03/25/33	Aa2	1,166	1,167,343
Series 2003-HE1, Class M2
8.245%	08/25/33	A2	83	83,219
Centex Home Equity,(g)
Series 2005-A, Class M2
5.82%	01/25/35	Aa2	2,250	2,258,870
Citibank Credit Card Issuance Trust,(g)
Series 2006-C1, Class C1
5.72%	02/20/15	Baa2	1,500	1,505,843
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,740	1,669,053
Equity One ABS, Inc.,
Series 2004-3, Class M1
5.70%	07/25/34	Aa2	1,660	1,639,312

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust,(g)
Series 2005-FFH1, Class M2
5.84%	06/25/36	Aa2	$1,800	$1,812,030
HFC Home Equity Loan Trust,(g)
Series 2005-2, Class M2
5.81%	01/20/35	Aa1	755	755,299
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,453,543
Morgan Stanley ABS Capital I,(g)
Series 2004-NC3, Class M2
6.42%	03/25/34	A2	1,749	1,752,073
Morgan Stanley Dean Witter Capital I,(g)
Series 2002-HE1, Class M1
6.22%	07/25/32	Aa2	1,850	1,850,888
Series 2002-NC4, Class M1
6.595%	09/25/32	Aaa	1,769	1,769,172
Prestige Auto Receivables Trust,(j)
Series 2004-1, Class A2
3.69%	06/15/11	Aaa	428	427,193
Saxon Asset Securities Trust,(g)
Series 2005-2, Class M2
5.76%	10/25/35	Aa2	1,480	1,484,955
Securitized Asset Backed Receivables LLC,(g)
Series 2004-OP1, Class M1
5.83%	02/25/34	Aa2	1,660	1,663,305
Series 2006-FR3, Class A3
5.57%	05/25/36	Aaa	1,400	1,410,108
SVO VOI Mortgage Corp.,(j)
Series 2005-AA, Class A
5.25%	02/20/21	Aaa	852	842,075
WFS Financial Owner Trust,
Series 2004-4, Class D
3.58%	05/17/12	A2	537	532,726

				36,451,294

Automotive — 0.1%
DaimlerChrysler Co. LLC
12.375%	05/01/20	Baa1	640	1,044,981
Johnson Controls, Inc.
5.50%	01/15/16	Baa1	235	227,545
Oshkosh Truck Corp., Bank Loan(k)
7.11%	12/06/13	Ba3	1,995	2,000,767

				3,273,293

Banking — 0.7%
Banco Bradesco (Cayman Islands)
8.75%	10/24/13	A2	1,690	1,905,474
Bank of America NA
5.30%	03/15/17	Aa1	850	811,652
6.00%(b)	10/15/36	Aa1	1,300	1,254,742
Bank One Corp.
7.875%	08/01/10	Aa3	2,500	2,669,484
Citigroup, Inc.
5.625%	08/27/12	Aa2	1,900	1,900,405
6.125%	08/25/36	Aa2	725	711,891

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Banking (cont’d.)
DEPFA ACS Bank (Ireland)(j)
5.125%	03/16/37	Aaa	$1,325	$1,214,112
HSBC Bank USA, Senior Notes
3.875%	09/15/09	Aa2	250	242,237
ICICI Bank Ltd. (India)(g)(j)
5.895%	01/12/10	Baa2	1,880	1,883,136
ICICI Bank Ltd. (Singapore)(j)
5.75%	11/16/10	Baa2	1,670	1,660,314
J.P. Morgan Chase & Co.
4.60%	01/17/11	Aa2	975	947,864
6.50%	01/15/09	Aa3	1,100	1,113,318
J.P. Morgan Chase Capital XVIII, Series R
6.95%	08/17/36	Aa3	690	697,448
Mizuho Finance Group Ltd.
(Cayman Islands)(j)
5.79%	04/15/14	Aa3	1,060	1,058,265
MUFG Capital Finance Group Ltd.
(Cayman Islands)(g)
6.346%	07/25/49	A2	800	782,734
Santander Central Hispano Issuances Ltd.
(Cayman Islands)
7.625%	09/14/10	Aa2	805	856,600
Wells Fargo Bank
6.45%	02/01/11	Aa1	90	92,798

				19,802,474

Brokerage — 0.4%
Bear Stearns Cos., Inc. (The)
5.30%	10/30/15	A1	550	521,222
5.35%(b)	02/01/12	A1	740	726,137
Goldman Sachs Group, Inc. (The)
5.625%	01/15/17	A1	765	733,186
6.45%	05/01/36	A1	1,770	1,737,988
Lehman Brothers Holdings, Inc.(b)
5.25%	02/06/12	A1	1,850	1,818,418
Merrill Lynch & Co., Inc.
4.25%	02/08/10	Aa3	1,470	1,429,321
4.79%	08/04/10	Aa3	375	367,470
5.00%	01/15/15	Aa3	190	179,940
5.77%(b)	07/25/11	Aa3	355	358,367
Morgan Stanley Group, Inc.
4.75%	04/01/14	A1	1,510	1,410,097
5.55%	04/27/17	Aa3	650	623,619
5.75%(b)	10/18/16	Aa3	1,860	1,817,053

				11,722,818

Building Materials & Construction — 0.3%
American Standard, Inc.
7.625%	02/15/10	Baa3	1,000	1,046,069
Centex Corp.
6.50%	05/01/16	Baa2	315	302,923
Hanson PLC (United Kingdom)
7.875%	09/27/10	Baa1	1,270	1,355,616
K Hovnanian Enterprises, Inc.
10.50%	10/01/07	Ba3	3,865	3,898,819
Lafarge SA (France)
6.15%	07/15/11	Baa2	1,100	1,118,357

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Building Materials & Construction (cont’d.)
Pulte Homes, Inc.
5.25%	01/15/14	Baa3	$20	$18,302
Ryland Group, Inc.
5.375%	06/01/08	Baa3	575	573,640

				8,313,726

Cable — 0.4%
AT&T Broadband
9.455%	11/15/22	Baa2	115	145,952
Comcast Corp.
6.45%	03/15/37	Baa2	45	43,368
Cox Communications, Inc.
6.75%	03/15/11	Baa3	1,195	1,236,671
7.875%	08/15/09	Baa3	1,160	1,212,398
CSC Holdings, Inc.
7.875%	12/15/07	B2	2,135	2,148,344
Insight Midwest Holdings LLC, Bank Loan(k)
6.60%	10/06/13	Ba2	1,800	1,802,813
Tele-Communications, Inc.
9.875%	06/15/22	Baa2	1,440	1,848,154
Time Warner Cable, Inc.(b)(j)
5.40%	07/02/12	Baa2	2,410	2,366,677
5.85%	05/01/17	Baa2	40	38,906
6.55%	05/01/37	Baa2	895	865,024

				11,708,307

Capital Goods — 0.3%
Caterpillar Financial Service Corp.
5.50%	03/15/16	A2	780	765,342
Caterpillar, Inc.
7.25%	09/15/09	A2	1,000	1,037,601
DP World Ltd.(j)
6.85%	07/02/37	A1	1,610	1,612,415
Erac USA Finance Co.(j)
7.35%	06/15/08	Baa2	2,450	2,483,531
FedEx Corp.
7.25%	02/15/11	Baa2	480	504,721
Honeywell International, Inc.
6.125%	11/01/11	A2	1,120	1,146,067
United Technologies Corp.(e)
6.35%	03/01/11	A2	810	833,502
8.875%	11/15/19	A2	640	797,142

				9,180,321

Chemicals — 0.2%
Dow Chemical Co.
5.97%	01/15/09	A3	430	431,872
6.125%	02/01/11	A3	690	699,597
Equistar Chemicals LP
10.125%	09/01/08	B1	1,125	1,169,999
ICI Wilmington, Inc.
5.625%	12/01/13	Baa2	780	766,386
Lubrizol Corp.
4.625%	10/01/09	Baa3	1,090	1,068,619
Union Carbide Corp.
7.50%	06/01/25	Ba2	500	510,708

				4,647,181

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Collateralized Mortgage Obligations — 0.7%
Bank of America Alternative Loan Trust,
Series 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	$4,212	$4,198,996
Bank of America Mortgage Securities, Inc.,(g)
Series 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,359	1,330,870
Series 2005-B, Class 2A1
4.388%	03/25/35	Aaa	1,299	1,271,299
Chase Mortgage Finance Corp.,(g)
Series 2007-A1, Class 1A5
4.359%	02/25/37	Aaa	4,657	4,612,275
Countrywide Alternative Loan Trust, Pass-Thru Certificates,
Series 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	2,103	2,040,399
J.P. Morgan Chase Commercial Mortgage Securities Corp.,(g)
Series 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,782	2,722,562
Master Alternative Loans Trust, Pass-Thru Certificates,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	553	530,369
Structured Adjustable Rate Mortgage Loan,(g)
Series 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,284	1,278,518
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates,
Series 2005-1, Class 3A
5.00%	03/25/20	AAA(d)	1,220	1,193,703
Washington Mutual, Inc.,(g)
Series 2002-AR15, Class A-5F
4.38%	12/25/32	Aaa	597	593,945

				19,772,936

Commercial Mortgage Backed Securities — 4.3%
Bank of America Commercial Mortgage, Inc.,
Series 2003-2, Class A3
4.873%	03/11/41	AAA(d)	3,350	3,243,575
Series 2004-2, Class A4
4.153%	11/10/38	Aaa	3,680	3,504,277
Series 2004-3, Class A4
5.176%	06/10/39	Aaa	2,000	1,965,125
Series 2005-1, Class ASB(g)
5.003%	11/10/42	AAA(d)	1,100	1,077,498
Series 2006-2 A4(g)
5.93%	05/10/45	AAA(d)	4,400	4,386,867
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	3,500	3,385,531
Bear Stearns Commercial Mortgage Securities,(g)
Series 2004-T16, Class A6
4.75%	02/13/46	AAA(d)	3,500	3,288,300
Series 2005-T18, Class AAB
4.823%	02/13/42	Aaa	2,250	2,152,815
Series 2005-T20, Class AAB
5.286%	10/12/42	Aaa	3,000	2,932,202

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Commercial Mortgage Pass-Thru Certificate,(g)(j)
Series 2004-LB2A, Class X2, I/O
0.956%	03/10/39	AAA(d)	$15,950	$379,322
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,500	1,427,589
Credit Suisse Mortgage Capital Certificates,
Series 2006-C1, Class A4(g)
5.609%	02/15/39	AAA(d)	4,330	4,246,678
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	5,000	4,851,305
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	2,205	2,113,927
DLJ Commercial Mortgage Corp.,
Series 2000-CF1, Class A1B
7.62%	06/10/33	AAA(d)	3,171	3,322,887
GE Commercial Mortgage Corp.,(g)(j)
Series 2004-C2, Class X2, I/O
0.752%	03/10/40	Aaa	28,914	505,472
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1, Class A-4
4.111%	07/05/35	Aaa	5,000	4,619,248
Ser. 2007-GG9, Class A4
5.444%	03/10/39	Aaa	4,250	4,114,502
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2000-C10, Class A2
7.371%	08/15/32	Aaa	6,042	6,265,824
Series 2005-CB13, Class A4(g)
5.472%	01/12/43	Aaa	2,800	2,714,062
Series 2005-LDP5, Class A4(g)
5.345%	12/15/44	Aaa	3,630	3,506,722
Series 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	2,000	1,972,308
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	5,100	4,936,306
Series 2006-LDP6, Class X2, I/O(g)
0.25%	04/15/43	Aaa	161,659	854,222
Series 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,380	6,090,409
Series 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	2,000	1,953,933
Keycorp., Series 2000-C1, Class A2
7.727%	05/17/32	Aaa	10,435	10,894,475
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.83%	11/15/27	Aaa	2,720	2,638,261
Series 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(d)	5,000	4,814,276
Series 2005-C3, Class A5
4.739%	07/15/30	Aaa	695	649,247
Series 2006-C3, Class A4(g)
5.661%	03/15/39	Aaa	4,950	4,890,142
Merrill Lynch Mortgage Trust,
Series 2004-Key 2, Class A3
4.615%	08/12/39	Aaa	1,900	1,814,854

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4(g)
6.105%	06/12/46	Aaa	$2,210	$2,226,436
Series 2007-5, Class A4
5.378%	08/12/48	Aaa	3,400	3,267,743
Morgan Stanley Capital I,
Series 2006-IQ11, Class A4(g)
5.945%	10/15/42	AAA(d)	2,600	2,589,391
Series 2007-HQ11, Class AAB
5.444%	02/12/44	Aaa	4,400	4,298,348
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98%	11/15/34	Aaa	1,700	1,645,916

				119,539,995

Consumer — 0.1%
Procter & Gamble Co. (The)
5.55%	03/05/37	Aa3	1,450	1,363,756
Western Union Telegram Co. (The)
5.93%	10/01/16	A3	565	551,232
Whirlpool Corp.
6.125%	06/15/11	Baa2	1,045	1,053,964

				2,968,952

Electric — 1.0%
Appalachian Power Co.
4.40%	06/01/10	Baa2	790	762,960
Arizona Public Services Co.
6.25%	08/01/16	Baa2	170	170,749
6.375%	10/15/11	Baa2	1,250	1,274,380
Baltimore Gas & Electric(j)
6.35%	10/01/36	Baa2	530	524,858
Carolina Power & Light Co.
5.25%	12/15/15	A2	660	635,369
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,064,003
6.95%	03/15/33	Baa2	300	322,102
Consolidated Edison, Inc.
5.375%	12/15/15	A1	820	795,098
Consumers Energy Co.,
First Mortgage Bonds, Series D
5.375%	04/15/13	Baa1	435	428,082
Dominion Resources, Inc.
5.125%	12/15/09	Baa2	1,255	1,246,022
Duke Energy Carolinas LLC
6.10%	06/01/37	A3	920	909,584
El Paso Electric Co.
6.00%	05/15/35	Baa2	845	792,607
Empresa Nacional de Electricidad S.A. (Chile)
8.50%	04/01/09	Baa3	1,350	1,412,226
8.625%	08/01/15	Baa3	1,160	1,333,676
Energy East Corp.
6.75%	09/15/33	Baa2	140	143,947
Exelon Corp.
4.90%	06/15/15	Baa2	195	179,451
FirstEnergy Corp.
7.375%	11/15/31	Baa3	720	779,436

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Florida Power & Light Co.
5.95%	10/01/33	Aa3	$380	$372,886
Georgia Power Co., Series B
5.70%	06/01/17	A2	470	463,859
Indiana Michigan Power Co.
5.05%	11/15/14	Baa2	575	539,415
Midamerican Energy Holdings Co.(j)
5.95%	05/15/37	Baa1	450	424,107
Nevada Power Co.
6.50%	05/15/18	Ba1	1,180	1,192,234
NiSource Finance Corp.
5.45%	09/15/20	Baa3	500	452,264
NRG Energy, Bank Loan(k)
7.11%	02/01/13	Ba1	439	436,988
7.11%	02/01/13	Ba1	1,058	1,052,605
7.86%	06/08/14	B2	338	334,769
NSTAR Electric Co.
4.875%	04/15/14	A1	730	693,123
Ohio Edison Co.
6.40%	07/15/16	Baa2	730	745,775
6.875%	07/15/36	Baa2	135	140,970
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa2	465	471,636
7.00%	09/01/22	Baa2	545	569,187
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa1	1,610	1,559,589
Pepco Holdings, Inc.
5.50%	08/15/07	Baa3	397	397,266
PPL Electric Utilities Corp.
6.25%	08/15/09	A3	1,900	1,928,280
Public Service Electric & Gas Co., M.T.N.
5.80%	05/01/37	A3	515	488,236
Southern California Edison Co.
4.65%	04/01/15	A2	610	565,805
Virginia Electric and Power Co.
6.00%	05/15/37	Baa1	715	683,180
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	768,458
5.613%(j)	04/01/17	Baa1	263	254,701
6.50%	07/01/36	Baa1	445	450,064

				27,759,947

Energy – Integrated — 0.2%
ConocoPhillips Canada Funding Co. (Canada)
5.95%	10/15/36	A1	260	252,265
Lukoil International Finance BV (Netherlands)(j)
6.356%	06/07/17	Baa2	530	512,510
Phillips Petroleum Co.
8.75%	05/25/10	A1	1,900	2,068,427
Suncor Energy, Inc. (Canada)
6.50%	06/15/38	A3	375	376,828
TNK-BP Finance SA (Luxembourg)(j)
7.50%	07/18/16	Baa2	1,365	1,407,315

				4,617,345

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Energy – Other — 0.2%
Devon Energy Corp.
7.875%	09/30/31	Baa2	$280	$324,341
EnCana Corp. (Canada)
6.50%	08/15/34	Baa2	255	256,502
Halliburton Co.
5.50%	10/15/10	A2	200	199,806
Nexen, Inc. (Canada)
6.40%	05/15/37	Baa2	610	583,189
Talisman Energy, Inc. (Canada)
5.125%	05/15/15	Baa2	185	173,469
6.25%	02/01/38	Baa2	510	472,644
Valero Energy Corp.
6.125%	06/15/17	Baa3	820	817,357
6.625%	06/15/37	Baa3	815	811,245
Weatherford International, Inc.(j)
6.35%	06/15/17	Baa1	895	906,812
Weatherford International, Inc. (Bermuda)
6.50%	08/01/36	Baa1	25	24,176
Woodside Finance Ltd. (Australia)(b)(j)
5.00%	11/15/13	Baa1	1,660	1,591,555

				6,161,096

Foods — 0.5%
Aramark Corp., Bank Loan(k)
7.445%	01/26/14	Ba3	132	131,668
7.475%	01/19/14	Ba3	1,685	1,684,366
Bunge Ltd. Finance Corp.
5.35%	04/15/14	Baa2	1,000	949,956
Cadbury Schweppes American Finance, Inc.(j)
3.875%	10/01/08	Baa2	1,050	1,027,983
ConAgra Foods, Inc.
7.125%	10/01/26	Baa2	290	305,436
7.875%	09/15/10	Baa2	585	624,042
Delhaize Group (Belgium)(j)
6.50%	06/15/17	Baa3	460	461,813
HJ Heinz Co.(j)
6.428%	12/01/08	Baa2	1,620	1,636,168
Kellogg Co.
6.60%	04/01/11	A3	1,285	1,328,518
Kraft Foods, Inc.
5.625%	11/01/11	Baa1	965	957,448
Kroger Co. (The)
6.75%	04/15/12	Baa2	215	222,036
6.80%	04/01/11	Baa2	575	594,391
Tricon Global Restaurants, Inc.
8.875%	04/15/11	Baa2	235	258,552
Tyson Foods, Inc.(b)
6.85%	04/01/16	Ba1	785	805,991
Whitman Corp.
6.375%	05/01/09	Baa1	1,645	1,669,769

				12,658,137

Foreign Government Bonds — 0.2%
Gaz Capital for Gazprom (Luxembourg)(j)
6.51%	03/07/22	A3	2,100	2,072,700
Pemex Project Funding Master Trust
6.625%	06/15/35	Baa1	855	867,825
8.625%	12/01/23	Baa1	350	426,475

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
Petrobras International Finance Co. (PIFCO) (Cayman Islands)
8.375%	12/10/18	Baa2	$1,140	$1,313,850
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg)(j)
6.299%	05/15/17	A3	2,100	2,055,480

				6,736,330

Gaming
Harrah’s Operating Co., Inc.
5.50%	07/01/10	Baa3	970	939,688
Mandalay Resort Group
9.375%	02/15/10	B1	12	12,660

				952,348

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories
5.875%	05/15/16	A1	1,100	1,100,283
AmerisourceBerger Corp., Series WI
5.625%	09/15/12	Ba1	915	896,600
Baxter International, Inc.
5.196%	02/16/08	Baa1	1,085	1,083,413
Boston Scientific Corp.
6.40%	06/15/16	Baa3	285	276,882
Bristol-Myers Squibb Co.
5.875%	11/15/36	A2	265	249,992
Cardinal Health, Inc.
5.80%(j)	10/15/16	Baa2	130	125,914
5.85%	12/15/17	Baa2	515	500,116
Community Health Systems, Bank Loan (k)
7.61%	06/28/14	Ba3	108	108,394
7.61%	06/28/14	Ba3	1,642	1,643,520
Genentech, Inc.
4.75%	07/15/15	A1	270	252,333
HCA, Inc., Bank Loan(k)
7.61%	11/14/13	Ba3	1,995	2,001,858
Health Management Associate Term B, Bank Loan(k)
7.11%	02/28/14	Ba3	1,210	1,210,550
Laboratory Corp. of America Holdings
5.625%	12/15/15	Baa3	560	539,766
Merck & Co., Inc.
5.75%	11/15/36	Aa3	65	60,682
5.95%	12/01/28	Aa3	205	200,619
Schering-Plough Corp.
5.55%	12/01/13	Baa1	695	697,559
Teva Pharmaceutical Finance LLC (Israel)
6.15%	02/01/36	Baa2	690	644,998
Wyeth
5.50%	03/15/13	A3	915	905,434
5.50%	02/01/14	A3	210	206,973
5.95%	04/01/37	A3	1,645	1,572,098
6.45%	02/01/24	A3	60	61,851

				14,339,835

Healthcare Insurance — 0.3%
Aetna, Inc.
5.75%	06/15/11	A3	430	432,528
6.625%	06/15/36	A3	575	585,130

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Health Care Insurance (cont’d.)
Cigna Corp.
6.15%	11/15/36	Baa2	$640	$609,633
Coventry Health Care, Inc.
6.125%	01/15/15	Ba1	2,200	2,194,983
UnitedHealth Group, Inc.
5.25%	03/15/11	A3	1,470	1,454,515
6.00%(j)	06/15/17	A3	115	114,573
6.50%(j)	06/15/37	A3	400	401,044
Wellpoint, Inc.
3.50%	09/01/07	Baa1	1,970	1,963,621
5.00%	12/15/14	Baa1	1,085	1,024,448
5.25%	01/15/16	Baa1	335	317,769
5.95%	12/15/34	Baa1	210	194,536

				9,292,780

Insurance — 0.3%
American International Group, Inc.
4.25%	05/15/13	Aa2	1,355	1,263,946
5.05%	10/01/15	Aa2	125	118,993
6.25%	03/15/37	Aa3	520	491,667
AXA SA (France)(c)
8.60%	12/15/30	A3	230	280,258
Berkshire Hathaway, Inc.
4.75%	05/15/12	Aaa	425	413,112
Liberty Mutual Group(j)
7.00%	03/15/34	Baa2	910	874,892
Marsh & Mclennan Cos., Inc.
5.15%	09/15/10	Baa2	335	327,073
5.75%	09/15/15	Baa2	120	113,392
MetLife, Inc.
5.70%	06/15/35	A2	1,185	1,095,118
6.125%	12/01/11	A2	435	444,232
6.375%	06/15/34	A2	85	86,051
St. Paul Travelers Cos., Inc.
6.75%	06/20/36	A3	740	764,974
W.R. Berkley Corp.
5.60%	05/15/15	Baa2	705	681,375
6.15%	08/15/19	Baa2	575	563,836
XL Capital Ltd. (Cayman Islands)
5.25%	09/15/14	A3	110	104,997

				7,623,916

Media & Entertainment — 0.3%
CBS Corp.
7.875%	07/30/30	Baa3	345	356,750
Chancellor Media Corp.
8.00%	11/01/08	Baa3	745	764,143
Idearc, Inc., Bank Loan(k)
7.36%	11/09/14	Ba2	1,496	1,500,840
News America Holdings, Inc.
7.625%	11/30/28	Baa2	1,360	1,472,238
Time Warner, Inc.
6.75%	04/15/11	Baa2	725	749,718
7.25%	10/15/17	Baa2	745	794,079
7.70%	05/01/32	Baa2	140	151,389
9.15%	02/01/23	Baa2	625	755,649

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Media & Entertainment (cont’d.)
Viacom, Inc.
6.875%	04/30/36	Baa3	$1,075	$1,038,583

				7,583,389

Metals — 0.2%
Alcan, Inc. (Canada)
4.50%	05/15/13	Baa1	255	237,360
5.00%	06/01/15	Baa1	755	702,336
Freeport McMoran Copper & Gold, Bank Loan(k)
9.00%	03/19/14	Ba2	948	948,326
Peabody Energy Corp.
7.375%	11/01/16	Ba1	1,150	1,173,000
Southern Copper Corp.(b)
7.50%	07/27/35	Baa2	505	542,136
United States Steel Corp.
5.65%	06/01/13	Baa3	540	531,675

				4,134,833

Non Captive Finance — 0.4%
Capital One Bank(f)
6.50%	06/13/13	A3	10	10,270
Capital One Financial Corp.
5.50%	06/01/15	A3	275	265,448
5.70%	09/15/11, M.T.N.	A3	570	567,180
6.15%	09/01/16	Baa1	80	78,983
CIT Group, Inc.
4.25%(b)	02/01/10	A2	480	463,847
5.50%	11/30/07	A2	1,285	1,284,842
Countrywide Financial Corp., M.T.N.(b)
5.80%	06/07/12	A3	1,160	1,151,829
General Electric Capital Corp., M.T.N.
5.55%	05/04/20	Aaa	2,145	2,078,015
6.75%	03/15/32	Aaa	445	482,811
GMAC LLC(b)(g)
6.61%	05/15/09	Ba1	640	639,973
Household Finance Corp.
4.75%	05/15/09	Aa3	370	365,882
HSBC Finance Corp.(b)
5.70%	06/01/11	Aa3	585	586,617
International Lease Finance Corp.
3.50%	04/01/09	A1	750	726,495
Residential Capital Corp.
6.00%	02/22/11	Baa3	325	314,482
6.375%	06/30/10	Baa3	610	602,126
6.50%	04/17/13	Baa3	1,950	1,884,829

				11,503,629

Paper
Plum Creek Timberlands LP
5.875%	11/15/15	Baa3	745	721,310

Pipelines & Other — 0.3%
Atmos Energy Corp.
4.00%	10/15/09	Baa3	1,815	1,753,951
Duke Energy Field Services Corp.
7.875%	08/16/10	Baa2	1,830	1,943,378

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Pipelines & Other (cont’d.)
Enterprise Products Operating LP
4.00%	10/15/07	Baa3	$1,000	$995,857
4.625%	10/15/09	Baa3	710	695,391
6.875%	03/01/33	Baa3	140	142,447
Kinder Morgan, Inc., Bank Loan(k)
6.82%	05/22/14	Ba2	1,200	1,198,607
Oneok, Inc.
5.51%	02/16/08	Baa2	1,630	1,629,963
Oneok Partners LP
6.65%	10/01/36	Baa2	580	575,267
Sempra Energy
6.00%	02/01/13	Baa1	80	81,280
Spectra Energy Capital LLC
6.25%	02/15/13	Baa1	205	207,960

				9,224,101

Railroads — 0.2%
Burlington Northern Santa Fe Corp.
6.70%	08/01/28	Baa1	735	751,691
CSX Corp.(b)
6.15%	05/01/37	Baa3	690	662,648
Norfolk Southern Corp.
5.64%	05/17/29	Baa1	571	515,973
7.80%	05/15/27	Baa1	24	27,224
Union Pacific Corp.
3.625%	06/01/10	Baa2	1,395	1,324,039
6.625%	02/01/08	Baa2	1,755	1,766,257
6.65%	01/15/11	Baa2	760	783,938

				5,831,770

Real Estate Investment Trust — 0.2%
Brandywine Operating Partnership LP
5.75%	04/01/12	Baa3	1,405	1,403,667
Mack-Cali Realty Corp.
7.25%	03/15/09	Baa2	1,595	1,637,831
Post Apartment Homes LP
5.45%	06/01/12	Baa3	545	530,757
6.30%	06/01/13	Baa3	650	661,735
Simon Property Group LP
5.75%	05/01/12	A3	1,625	1,632,308

				5,866,298

Retailers — 0.2%
CVS Caremark Corp.
5.75%	08/15/11	Baa2	1,240	1,239,912
5.75%	06/01/17	Baa2	1,580	1,524,419
Federated Retail Holdings, Inc.
5.35%	03/15/12	Baa2	815	800,692
5.90%	12/01/16	Baa2	100	97,463
Gap, Inc. (The)
6.90%	09/15/07	Ba1	1,550	1,551,294
Home Depot, Inc.
5.875%	12/16/36	Aa3	315	280,665
May Department Stores Co.
6.65%	07/15/24	Baa2	85	79,818
Wal-Mart Stores, Inc.
5.25%	09/01/35	Aa2	235	205,425

				5,779,688

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Sovereign — 0.2%
Russian Federation (Russia)(j)
11.00%	07/24/18	Baa2	$735	$1,019,813
United Mexican States (Mexico)
5.625%	01/15/17	Baa1	96	93,984
7.50%	01/14/12	Baa1	1,630	1,746,545
8.125%	12/30/19	Baa1	2,421	2,868,885

				5,729,227

Technology — 0.3%
Electronic Data Systems Corp.
7.45%	10/15/29	Ba1	120	122,213
Equifax, Inc.
4.95%	11/01/07	Baa1	475	474,090
Freescale Semiconductor, Inc.(j)
8.875%	12/15/14	B1	1,100	1,050,500
Hewlett-Packard Co.
5.25%	03/01/12	A2	620	613,159
Intuit, Inc.
5.40%	03/15/12	Baa2	575	565,841
Jabil Circuit, Inc.
5.875%	07/15/10	Ba1	1,800	1,783,326
Motorola, Inc.
4.608%	11/16/07	Baa1	1,220	1,215,603
8.00%	11/01/11	Baa1	128	138,158
Oracle Corp.
5.00%	01/15/11	A2	1,080	1,064,442

				7,027,332

Telecommunications — 1.0%
ALLTEL Ohio LP(j)
8.00%	08/15/10	A2	408	413,034
America Movil SA de CV (Mexico)
6.375%	03/01/35	A3	630	618,850
AT&T Corp.
8.00%	11/15/31	A2	1,930	2,293,959
AT&T Wireless Services, Inc.
8.125%	05/01/12	A2	800	879,635
8.75%	03/01/31	A3	1,235	1,539,576
BellSouth Corp.
4.20%	09/15/09	A2	1,365	1,329,432
British Telecommunications PLC (United Kingdom)
9.125%	12/15/30	Baa1	1,415	1,851,931
Cingular Wireless LLC
7.125%	12/15/31	A3	535	569,975
Deutsche Telekom International Finance BV (Netherlands)(c)
8.25%	06/15/30	A3	345	413,505
Embarq Corp.
7.082%(b)	06/01/16	Baa3	350	351,961
7.995%	06/01/36	Baa3	1,645	1,669,451
France Telecom SA (France)
8.50%	03/01/31	A3	360	452,339
Nextel Communications, Inc.
5.95%	03/15/14	Baa3	1,475	1,404,868
PCCW HKT Capital Ltd.(j)
8.00%	11/15/11	Baa2	2,275	2,459,730
Royal KPN NV (Netherlands)
8.00%	10/01/10	Baa2	645	690,327

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
SBC Communications, Inc.
4.125%	09/15/09	A2	$1,335	$1,298,171
5.30%	11/15/10	A2	1,180	1,174,439
Sprint Capital Corp.
6.875%	11/15/28	Baa3	265	252,244
8.75%	03/15/32	Baa3	220	247,089
Sprint Nextel Corp.
6.00%	12/01/16	Baa3	1,335	1,266,454
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13	Baa2	170	161,988
Telefonica Emisiones Sau (Spain)
7.045%	06/20/36	Baa1	210	217,471
TELUS Corp. (Cananda)
8.00%	06/01/11	Baa1	1,500	1,604,025
US Cellular Corp.
6.70%	12/15/33	Baa3	600	543,004
Verizon Communications, Inc.(b)
5.85%	09/15/35	A3	380	348,537
6.25%	04/01/37	A3	895	862,983
Vodafone Group PLC (United Kingdom)
6.15%	02/27/37	Baa1	435	404,676
7.75%	02/15/10	Baa1	950	997,883

				26,317,537

Tobacco — 0.1%
Altria Group, Inc.
7.65%	07/01/08	Baa1	765	779,564
7.75%	01/15/27	Baa1	32	37,424
Reynolds American, Inc.
6.75%	06/15/17	Ba1	910	918,108
7.25%	06/15/37	Ba1	410	420,332

				2,155,428

Mortgage Backed Securities — 13.2%
Federal Home Loan Mortgage Corp.
4.50%	02/01/19-07/01/20		8,080	7,685,745
5.00%	07/01/18-05/01/34		14,502	13,933,200
5.236%(g)	12/01/35		4,089	4,031,642
5.50%	12/01/33-07/01/34		12,209	11,823,252
5.50%	TBA 30 YR		36,500	35,188,263
6.00%	03/01/32-12/01/33		3,497	3,489,381
6.50%	12/01/14-09/01/16		731	746,041
7.00%	05/01/31-09/01/33		6,009	6,203,757
Federal National Mortgage Association
4.00%	06/01/19		2,778	2,577,746
4.372%(g)	11/01/35		4,565	4,503,496
4.50%	11/01/18-01/01/35		18,061	16,964,108
4.914%(g)	07/01/33		1,109	1,109,017
5.00%	10/01/18-01/01/19		4,060	3,939,021
5.00%	TBA 30 YR		61,000	57,130,281
5.00%	TBA 15 YR		9,000	8,696,249
5.50%	03/01/16-04/01/36		48,232	46,777,081
5.50%	TBA 15 YR		6,000	5,910,000
5.50%	TBA 30 YR		41,500	40,021,563
6.00%	04/01/13-03/01/35		27,145	27,006,194
6.00%	TBA 30 YR		22,500	22,239,854
6.50%	07/01/17-01/01/37		13,456	13,630,293

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
7.00%	08/01/11-07/01/32		$1,498	$1,551,435
7.50%	05/01/12-05/01/32		1,096	1,136,567
Government National Mortgage Association
5.50%	08/15/33-07/15/35		6,849	6,658,670
5.50%	TBA 30 YR		9,500	9,217,964
6.00%	04/15/33-06/20/34		3,044	3,033,005
6.00%	TBA 30 YR		4,000	3,978,752
6.50%	10/15/23-06/15/35		6,895	7,030,880
6.50%	TBA 30 YR		1,000	1,015,625
7.00%	09/15/31		187	194,842
8.00%	01/15/24-04/15/25		213	226,038

				367,649,962

U.S. Government Agency Obligations — 2.1%
Federal Farm Credit Bank
4.75%	05/07/10		280	276,687
Federal Home Loan Bank
4.375%	10/03/08		7,925	7,839,910
4.75%	06/11/08-04/24/09		11,175	11,109,089
4.875%(b)	05/17/17		7,255	6,929,787
5.00%	10/16/09		10,270	10,208,638
Federal Home Loan Mortgage Corp.
4.75%	01/18/11, M.T.N.		180	177,372
4.875%	02/09/10		290	287,718
5.00%	12/14/18, M.T.N.		5,730	5,384,584
5.25%	07/18/11, M.T.N.		3,100	3,099,740
Federal National Mortgage Association
4.25%	07/27/07		6,485	6,479,604
5.375%(b)	06/12/17		4,085	4,052,663
6.125%	03/15/12		1,220	1,261,670
Tennessee Valley Authority, Series B
5.88%	04/01/36		85	88,459

				57,195,921

U.S. Treasury Securities — 2.1%
United States Treasury Bonds
4.50%(b)	02/15/36		1,945	1,761,137
4.75%(b)	02/15/37		1,950	1,838,637
6.00%	02/15/26		1,710	1,866,571
6.625%	02/15/27		1,015	1,188,977
8.125%(c)	05/15/21-08/15/21		2,395	3,080,832
United States Treasury Inflation Index
0.875%	04/15/10		1,745	1,657,076
1.625%	01/15/15		1,196	1,111,326
1.875%	07/15/13-07/15/15		2,329	2,219,088
2.00%	04/15/12-01/15/16		4,062	3,894,051
2.375%	04/15/11-01/15/25		3,604	3,509,279
2.50%	07/15/16		1,013	1,001,455
3.00%	07/15/12		1,373	1,399,707
3.375%	01/15/12-04/15/32		722	783,414
3.50%	01/15/11		724	744,962
3.625%	04/15/28		1,060	1,228,250
3.875%	01/15/09-04/15/29		2,176	2,445,623
4.25%	01/15/10		737	764,687
United States Treasury Notes
3.375%	09/15/09		420	406,875
4.125%	08/15/08		115	113,913

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating (Unaudited)	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
U.S. Treasury Securities (cont’d.)
4.50%(b)	04/30/09		$9,365	$9,301,347
4.75%(b)	02/15/10-05/31/12		5,260	5,235,822
4.875%	05/15/09		820	819,615
United States Treasury Strips
Zero(b)	02/15/19-11/15/26		27,220	12,896,039

				59,268,683

TOTAL LONG-TERM BONDS (cost $940,108,007)				924,307,995

TOTAL LONG-TERM INVESTMENTS (cost $1,910,718,703)				2,399,573,940

SHORT-TERM INVESTMENTS — 27.1%
U.S. Government Agency Obligations — 0.1%
United States Treasury Bills(f) (cost $3,661,830)
4.59%	09/20/07		3,700	3,661,439

	Shares
Affiliated Mutual Funds — 27.0%
Dryden Core Investment Fund — Short-Term Bond Series (cost $160,856,194)(i)	16,077,343	160,773,425
Dryden Core Investment Fund — Taxable Money Market Series (cost $590,478,410; includes $190,555,270 of cash collateral received for securities on loan) (Note 4)(h)(i)	590,478,410	590,478,410

TOTAL AFFILIATED MUTUAL FUNDS (cost $751,334,604)		751,251,835

	Contracts	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.625	125	$17,187
90 Day Euro Future expiring 09/17/07 @ $95	125	3,125
U.S. 10 Yr. Note expiring 08/24/07 @ $104	61	116,281

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $111,857)		136,593

TOTAL SHORT-TERM INVESTMENTS (cost $755,108,291)		755,049,867

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN — 113.3% (cost $2,665,826,994)		3,154,623,807

OUTSTANDING CALL OPTIONS WRITTEN
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.75	125	(7,031)
90 Day Euro Future expiring 09/17/07 @ $94.875	125	(3,906)
U.S. 10 Yr. Note expiring 08/24/07 @ $106	61	(37,172)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $53,655)		(48,109)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 113.3% (cost $2,665,773,339)		3,154,575,698
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (13.3%)		(370,512,056)

TOTAL NET ASSETS — 100.0%		$2,784,063,642

The following abbreviations are used in portfolio descriptions:

I/O	Interest Only
LP	Limited Partnership
M.T.N.	Medium Term Note
TBA	To Be Announced

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $183,907,333; cash collateral of $190,555,270 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Indicates variable rate security.

(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and Dryden Core Investment Fund — Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(j)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(k)	Indicates a security that has been deemed illiquid.

(l)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open	future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
89	U.S. Treasury 2 Yr. Notes	Sept. 2007	$18,160,402	$18,136,532	$(23,870)
1,325	U.S. Treasury 5 Yr. Notes	Sept. 2007	137,902,287	137,903,516	1,229
265	U.S. Treasury 10 Yr. Notes	Sept. 2007	27,886,764	28,011,328	124,564
164	S&P 500 Index	Sept. 2007	63,115,413	62,131,400	(984,013)

					(882,090)

Short Position:
115	U.S. Treasury 30 Yr. Bond	Sept. 2007	12,236,109	12,391,250	(155,141)

					$(1,037,231)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	07/3/2012	$5,000	5.507770%	3 month LIBOR	$—
Merrill Lynch Capital Services, Inc.(a)	06/14/2037	5,300	6.007740%	3 month LIBOR	73,154

					$73,154

(a)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	$—
Credit Suisse International(a)	09/25/2036	1,000	2.47%	Accredited Mortgage Loan Trust, 7.22%, 09/25/36	60,495
Merrill Lynch Capital Services(a)	04/25/2036	1,000	1.98%	Accredited Mortgage Loan Trust, 7.42%, 04/25/36	(441)
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., 7.82%, 03/25/36	63,037
Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities Inc., 7.82%, 03/25/36	58,659
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	(1,019)
Citibank, NA(a)	03/25/2037	1,000	3.75%	CountryWide Asset-Backed Certificates, 6.12%, 03/25/37	(313)
Credit Suisse International (a)	05/25/2036	1,000	3.13%	Countrywide Asset-Backed Certificates, 7.57%, 05/25/36	93,177
Credit Suisse International(b)	06/20/2017	900	0.91%	Dow Chemical Co. (The), 6.00%, 10/01/12	681
Deutsche Bank AG(a)	05/25/2036	$1,000	2.74%	Fieldstone Mortgage Investment Corp., 7.65%, due 05/25/36	168,447
Merrill Lynch Capital Services, Inc.(a)	06/25/2036	1,000	3.77%	First Franklin Mtg. Loan Asset Backed Certificates, 7.22%, 06/25/36	263,695
Merrill Lynch Capital Services, Inc.(a)	06/25/2036	1,000	3.20%	GSAMP Trust, 6.32%, 06/25/36	143,250
Merrill Lynch Capital Services(a)	02/25/2036	1,000	3.67%	HIS Asset Securitization Corp. Trust, 6.52%, 02/25/36	42,347

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$(10,044)
Credit Suisse International(a)	11/25/2035	1,000	2.17%	Residential Asset Mortgage Products, Inc., 7.57%, 11/25/35	66,339
Deutsche Bank AG(a)	06/25/2036	1,000	2.52%	Residential Asset Securities Corp., 7.32%, 06/25/36	225,415
JPMorgan Chase Bank(a)	09/20/2012	2,190	1.52%	Residential Capital LLC, 6.50%, 04/17/13	60,628

					$1,234,353

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Mutual Funds (including 6.8% of collateral received for securities on loan)	27.0%
Mortgage Backed Securities	13.2
Oil, Gas & Consumable Fuels	4.5
Commercial Mortgage Backed Securities	4.3
Pharmaceuticals	3.2
Commercial Banks	2.9
Insurance	2.8
Diversified Financial Services	2.5
U.S. Government Agency Obligations	2.2
U.S. Treasury Securities	2.1
Capital Markets	2.0
Industrial Conglomerates	1.9
Computers & Peripherals	1.8
Diversified Telecommunication Services	1.7
Media	1.6
Aerospace & Defense	1.5
Software	1.5
Asset Backed Securities	1.3
Communications Equipment	1.3
Semiconductors & Semiconductor Equipment	1.3
Food & Staples Retailing	1.2
Chemicals	1.1
Beverages	1.0
Electric	1.0
Electric Utilities	1.0
Energy Equipment & Services	1.0
Healthcare Providers & Services	1.0
Household Products	1.0
Machinery	1.0
Telecommunications	1.0
Food Products	0.9
Metals & Mining	0.9
Specialty Retail	0.9
Real Estate Investment Trust	0.8
Tobacco	0.8
Banking	0.7
Collateralized Mortgage Obligations	0.7
Healthcare Equipment & Supplies	0.7
Hotels, Restaurants & Leisure	0.7
Biotechnology	0.6
Internet Software & Services	0.6
Multiline Retail	0.6
Multi-Utilities	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Thrifts & Mortgage Finance	0.6%
Automobiles	0.5
Consumer Finance	0.5
Foods	0.5
Healthcare & Pharmaceutical	0.5
IT Services	0.5
Air Freight & Logistics	0.4
Brokerage	0.4
Cable	0.4
Household Durables	0.4
Non Captive Finance	0.4
Road & Rail	0.4
Wireless Telecommunication Services	0.4
Building Materials & Construction	0.3
Capital Goods	0.3
Commercial Services & Supplies	0.3
Electrical Equipment	0.3
Healthcare Insurance	0.3
Independent Power Producers & Energy Traders	0.3
Media & Entertainment	0.3
Pipelines & Other	0.3
Technology	0.3
Airlines	0.2
Auto Components	0.2
Electronic Equipment & Instruments	0.2
Energy – Integrated	0.2
Energy – Other	0.2
Foreign Government Bonds	0.2
Leisure Equipment & Products	0.2
Metals	0.2
Paper & Forest Products	0.2
Railroads	0.2
Retailers	0.2
Sovereign	0.2
Textiles, Apparel & Luxury Goods	0.2
Trading Companies & Distributors	0.2
Automotive	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Consumer	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Internet & Catalog Retail	0.1
Life Sciences, Tools & Services	0.1
Marine	0.1
Office Electronics	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Transportation Infrastructure	0.1

113.3
Liabilities in excess of other assets	(13.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $183,907,333:
Unaffiliated investments (cost $1,914,492,390)	$2,403,371,972
Affiliated investments (cost $751,334,604)	751,251,835
Cash	265,214
Foreign currency, at value (cost $343,465)	345,082
Receivable for investments sold	149,356,880
Dividends and interest receivable	9,102,797
Unrealized appreciation on swaps	1,319,324
Due from broker—variation margin	403,775
Foreign tax reclaim receivable	193,213
Premium for swaps purchased	45,000
Prepaid expenses	6,271
Receivable for Series shares sold	4,666

Total Assets	3,315,666,029

LIABILITIES
Payable for investments purchased	338,961,056
Collateral for securities on loan	190,555,270
Management fee payable	1,265,143
Payable for Series shares repurchased	474,774
Accrued expenses and other liabilities	285,715
Outstanding options written (premiums received $53,655)	48,109
Unrealized depreciation on swaps	11,817
Transfer agent fee payable	503

Total Liabilities	531,602,387

NET ASSETS	$2,784,063,642

Net assets were comprised of:
Paid-in capital	$2,261,752,564
Retained earnings	522,311,078

Net assets, June 30, 2007	$2,784,063,642

Net asset value and redemption price per share, $2,784,063,642 / 164,166,772 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$16.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$18,296,437
Unaffiliated dividend income (net of foreign withholding taxes of $530,172)	16,733,079
Affiliated dividend income	11,877,430
Affiliated income from securities loaned, net	147,415

47,054,361

EXPENSES
Management fee	7,590,425
Custodian’s fees and expenses	205,000
Shareholders’ reports	106,000
Insurance expenses	37,000
Trustees’ fees	23,000
Audit fee	12,000
Legal fees and expenses	7,000
Commitment fee on syndicated credit agreement	5,000
Interest expense	3,208
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Miscellaneous	16,269

Total expenses	8,005,902

NET INVESTMENT INCOME	39,048,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	41,690,384
Short sales	5,664
Futures transactions	1,735,699
Swaps	(374,118)
Options written	41,527
Foreign currency transactions	(21,659)

43,077,497

Net change in unrealized appreciation (depreciation) on:
Investments	41,665,604
Futures	(181,125)
Swaps	1,329,176
Options written	5,546
Foreign currencies	6,060

42,825,261

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	85,902,758

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,951,217

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$39,048,459	$80,839,902
Net realized gain (loss) on investments, swaps and foreign currency transactions	43,077,497	(105,478,541)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	42,825,261	295,289,511

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	124,951,217	270,650,872

DISTRIBUTIONS	—	(75,726,414)

SERIES SHARE TRANSACTIONS:
Series shares sold [493,930 and 1,557,565 shares, respectively]	8,155,623	23,668,066
Series shares issued in reinvestment of distributions [0 and 5,014,994 shares, respectively]	—	75,726,414
Series shares repurchased [7,206,292 and 17,938,730 shares, respectively]	(119,623,187)	(273,531,887)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(111,467,564)	(174,137,407)

TOTAL INCREASE IN NET ASSETS	13,483,653	20,787,051
NET ASSETS:
Beginning of period	2,770,579,989	2,749,792,938

End of period	$2,784,063,642	$2,770,579,989

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS 100.0% LONG-TERM BONDS 95.1%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Aerospace/Defense
Raytheon Co.	Baa1	4.50%	11/15/07		$335	$333,826

Airlines — 1.4%
American Airlines, Inc., Pass-Thru Certificates, Series 2001-1(a)	Ba1	6.817%	05/23/11		2,750	2,743,125
Continental Airlines, Inc., Pass-Thru Certificates, Series 2000-1, Class A-1	Ba1	7.373%	12/15/15		1,247	1,240,982
Continental Airlines, Inc., Pass-Thru Certificates, Series A	Baa1	5.983%	04/19/22		1,850	1,799,125
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487%	10/02/10		7,954	8,202,563
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703%	06/15/21		3	3,471
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Baa2	6.636%	07/02/22		1,300	1,293,500

						15,282,766

Asset-Backed Securities — 4.5%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)(h)	Baa1	5.82%	02/15/12		752	754,088
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)	Baa3	8.4174%	10/25/33		1,600	1,459,250
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	8.245%	10/25/31		725	716,045
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	AA+(f)	6.67%	10/25/32		157	156,697
Bank of America Credit Card Trust Series 2006-C5, Class C5(g)	Baa2	5.72%	01/15/16		5,750	5,758,929
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10		2,980	2,963,356
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Baa2	8.695%	03/25/33		397	357,844
Centex Home Equity, Series 2005-A, Class M4(g)	A1	6.12%	01/25/35		2,400	2,412,933
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15		6,500	6,201,826
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	6.04%	11/25/34		1,240	1,241,947
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	A2	7.045%	05/25/32		2,277	2,279,139
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	5.98%	03/25/35		2,670	2,687,533
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	A2	7.57%	08/25/32		205	204,781
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34		2,100	2,073,828
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	5.76%	05/25/36		2,575	2,587,674
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa2	5.68%	06/15/12		2,100	2,094,935
Fremont Home Loan Trust, Series 2003-B, Class M2(g)	Aa2	6.02%	12/25/33		500	500,284
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	5.62%	03/25/36		3,200	3,216,949
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	6.12%	05/25/33		2,187	2,190,168
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	A2	8.47%	11/25/32		199	199,086
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	5.83%	02/25/35		3,680	3,690,019
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)	Aa3	6.12%	12/25/34		2,100	2,097,851
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	6.07%	12/25/32		1,768	1,769,291
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	5.72%	11/25/35		2,000	1,982,388
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)	BBB(f)	7.32%	07/25/32		1,345	1,277,750

						50,874,591

Automotive — 0.6%
DaimlerChrysler Co. LLC	Baa1	12.375%	05/01/20		640	1,044,981
Ford Motor Credit Co.	B1	6.625%	06/16/08		3,500	3,497,637
General Motors Acceptance Corp.(a)	Caa1	7.20%	01/15/11		2,175	2,090,719
Johnson Controls, Inc.	Baa1	5.50%	01/15/16		300	290,483

						6,923,820

Banking — 4.0%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A(h)	Ba1	8.20%	06/25/12		2,000	1,990,000
Banco ABN AMRO Real S.A. (Cayman Islands), 144A(h)	NR	16.20%	02/22/10	BRL	4,000	2,358,735
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), 144A(g)(h)	A2	5.506%	12/29/49		3,050	2,878,883
Depfa ACS Bank (Ireland), 144A(h)	Aaa	5.125%	03/16/37		3,065	2,808,493
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75%	09/23/09		1,400	1,427,720
HSBK Europe BV (Netherlands), 144A(a)(h)	Baa2	7.25%	05/03/17		2,230	2,163,100
ICICI Bank, Ltd. (India), 144A(a)(g)(h)	Baa2	7.25%	12/31/49		2,380	2,358,997
ICICI Bank, Ltd. (Singapore), 144A(h)	Baa2	5.75%	11/16/10		2,500	2,485,500
JPMorgan Chase Capital XXII, Series V(a)	Aa3	6.45%	02/02/37		2,900	2,756,206

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (cont’d.)
Kazkommerts International BV (Netherlands), 144A(a)(h)	Baa2	7.875%	04/07/14	$2,610	$2,580,768
Kazkommerts International BV (Netherlands), 144A(h)	Baa2	8.00%	11/03/15	1,360	1,323,824
KBC Bank Funding Trust III, 144A(g)(h)	A1	9.86%	11/29/49	5,000	5,452,170
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378%	12/31/49	1,590	1,568,083
Northern Rock PLC (United Kingdom), 144A(g)(h)	A1	6.594%	12/31/49	920	924,589
Resona Bank Ltd. (Japan), 144A(g)(h)	A2	5.85%	09/29/49	2,900	2,772,754
Russian Standard Finance Bank, SA, 144A(h)	Ba2	7.50%	10/07/10	3,000	2,895,000
Sumitomo Mitsui Banking Corp. (Japan), 144A(g)(h)	Aa3	5.625%	07/29/49	6,380	6,080,140

					44,824,962

Brokerage — 1.2%
Goldman Sachs Group, Inc.	A1	6.45%	05/01/36	5,575	5,474,171
Merrill Lynch & Co., Inc.	A1	6.11%	01/29/37	2,200	2,064,311
Morgan Stanley, MTN(a)	Aa3	5.45%	01/09/17	5,950	5,633,703

					13,172,185

Building Materials & Construction — 1.0%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	3,975,062
Centex Corp.	Baa2	6.50%	05/01/16	320	307,731
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,018,603
Ryland Group, Inc.	Baa3	5.375%	06/01/08	1,900	1,895,507

					11,196,903

Cable — 0.8%
AT&T Broadband	Baa2	9.455%	11/15/22	1,065	1,351,646
CSC Holdings, Inc.	B2	7.875%	12/15/07	3,800	3,823,749
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	836,023
Time Warner Cable, Inc., 144A(h)	Baa2	5.40%	07/02/12	1,545	1,517,227
Time Warner Cable, Inc., 144A(h)	Baa2	5.85%	05/01/17	975	948,332

					8,476,977

Capital Goods — 1.3%
Honeywell International, Inc.	A2	5.70%	03/15/37	3,965	3,651,793
Rockwell International Co.	A3	5.20%	01/15/98	6,500	5,048,361
United Technologies Corp.	A2	6.05%	06/01/36	2,055	2,035,467
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,554,368
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,230,364

					14,520,353

Chemicals — 1.7%
Dow Chemical Co.	A3	7.375%	11/01/29	845	914,584
Huntsman International LLC	Ba1	11.625%	10/15/10	2,100	2,257,500
ICI Wilmington, Inc.	Baa2	4.375%	12/01/08	2,040	2,005,630
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	552,020
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,490,151
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875%	12/01/36	4,545	4,251,361
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23	3,058	3,240,180
Valspar Corp.	Baa2	5.625%	05/01/12	160	157,957

					18,869,383

Collateralized Mortgage Obligations — 0.9%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	2,600	2,523,651
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	553	530,369
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	3,596	3,579,850
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	1,871	1,831,248
Washington Mutual, Series 2002-AR15, Class A5(g)	Aaa	4.38%	12/25/32	1,290	1,282,922

					9,748,040

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities — 8.6%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.003%	11/10/42	$5,950	$5,828,284
Banc of America Commercial Mortgage, Inc., Series 2006, Class A4(g)	AAA(f)	5.93%	05/10/45	9,400	9,371,944
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,475	2,368,096
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.286%	10/12/42	3,400	3,323,163
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,330	2,233,764
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,220,291
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,732,888
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,746,927
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,174,483
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,877,869
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,486,326
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,273,578
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	3,968,646
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	6.097%	06/15/38	6,130	6,174,685
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.105%	06/12/46	2,325	2,342,291
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	388	389,005
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	2,571	2,580,723
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,420,465
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,044,946
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,601,664
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,437,987

					97,598,025

Consumer — 0.9%
Playtex Products, Inc.(a)	Ba3	8.00%	03/01/11	1,850	1,905,500
Procter & Gamble Co.	Aa3	5.55%	03/05/37	4,705	4,425,156
Realogy Corp., PIK, 144A(a)(h)	Caa1	11.00%	04/15/14	2,000	1,885,000
Western Union (The) Co.	A3	6.20%	11/17/36	2,450	2,344,709

					10,560,365

Electric — 3.2%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	2,950	2,933,465
Consumers Energy Co.	Baa1	5.375%	04/15/13	1,000	984,097
El Paso Electric Co.	Baa2	6.00%	05/15/35	2,325	2,180,841
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35%	08/01/13	625	697,775
Energy East Corp.	Baa2	6.75%	06/15/12	750	780,868
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,182,423
Enersis SA (Chile)	Baa3	7.375%	01/15/14	3,700	3,921,249
Exelon Corp.	Baa2	4.90%	06/15/15	500	460,130
Georgia Power Co., Series B	A2	5.70%	06/01/17	1,285	1,268,211
Korea East-West Power Co., Ltd. (South Korea), 144A(h)	A1	4.875%	04/21/11	1,700	1,659,382
NiSource Finance Corp.	Baa3	5.45%	09/15/20	1,345	1,216,590
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,087,680
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	1,920	2,169,600
Sierra Pacific Power Co., Series P	Ba1	6.75%	07/01/37	2,325	2,360,189
Southern California Edison Co.	A3	7.625%	01/15/10	1,100	1,153,303
Teco Energy, Inc.	Ba1	7.50%	06/15/10	955	993,482
TXU Energy Co. LLC, 144A(g)(h)	Baa2	5.86%	09/16/08	4,315	4,316,670
Virginia Electric and Power Co., Series A	Baa1	6.00%	05/15/37	1,720	1,643,453
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,301,973
Xcel Energy, Inc., 144A(h)	Baa1	5.613%	04/01/17	1,947	1,885,562

					36,196,943

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Emerging Markets — 0.2%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(g)(h)	Baa3	6.96%	03/15/11	$2,861	$2,861,250

Energy – Integrated — 0.2%
Suncor Energy, Inc. (Canada)	A3	6.50%	06/15/38	1,900	1,909,261

Energy – Other — 1.6%
GS Caltex Corp. (South Korea), 144A(h)	Baa1	7.75%	07/25/11	3,250	3,472,332
Halliburton Co.	A2	5.50%	10/15/10	625	624,394
Newfield Exploration Co.	Ba3	6.625%	04/15/16	320	308,000
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	1,890	1,806,929
Occidental Petroleum Corp., MTN	A3	4.25%	03/15/10	3,250	3,159,215
Talisman Energy, Inc. (Canada)	Baa2	6.25%	02/01/38	2,125	1,969,350
Valero Energy Corp.	Baa3	6.625%	06/15/37	1,875	1,866,362
Weatherford International, Inc., 144A(h)	Baa1	5.95%	06/15/12	3,030	3,055,673
Western Oil Sand, Inc. (Canada)	Ba2	8.375%	05/01/12	1,900	2,078,125

					18,340,380

Foods — 1.4%
Cadbury Schweppes US Finance LLC, 144A(h)	Baa2	3.875%	10/01/08	2,600	2,545,483
ConAgra Foods, Inc.	Baa2	7.00%	10/01/28	2,100	2,187,568
Delhaize Group (Belgium), 144A(h)	Baa3	6.50%	06/15/17	715	717,819
HJ Heinz Co., 144A(h)	Baa2	6.428%	12/01/08	3,550	3,585,429
Kraft Foods, Inc.	Baa1	5.625%	11/01/11	860	853,270
Tyson Foods, Inc.	Ba2	8.25%	10/01/11	2,550	2,758,508
Tyson Foods, Inc.(a)	Ba1	6.85%	04/01/16	1,000	1,026,740
Yum! Brands, Inc.	Baa2	8.875%	04/15/11	1,705	1,875,875

					15,550,692

Gaming — 0.4%
Harrah’s Operating Co., Inc.	Baa3	5.625%	06/01/15	2,500	2,037,500
Mandalay Resorts Group	B1	9.375%	02/15/10	33	34,815
MGM Mirage, Inc.	Ba2	6.875%	04/01/16	3,000	2,760,000

					4,832,315

Health Care & Pharmaceutical — 1.9%
Accellent, Inc.	Caa2	10.50%	12/01/13	670	664,975
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,500	1,455,000
AmerisourceBergen Corp.	Ba1	5.875%	09/15/15	2,325	2,235,678
Cardinal Health, Inc., 144A(h)	Baa2	5.80%	10/15/16	645	624,726
Cardinal Health, Inc.	Baa2	5.85%	12/15/17	870	844,856
Community Health Systems, Inc., 144A(h)	B3	8.875%	07/15/15	800	811,000
HCA, Inc., PIK, 144A(a)(h)	B2	9.625%	11/15/16	2,200	2,365,000
Health Net, Inc.	Ba2	6.375%	06/01/17	1,315	1,290,360
Hospira, Inc.	Baa3	5.55%	03/30/12	2,500	2,478,225
Quest Diagnostic, Inc.	Baa3	6.95%	07/01/37	2,000	2,022,630
Schering-Plough Corp.	Baa1	5.55%	12/01/13	2,735	2,745,071
Teva Pharmaceutical Finance LLC	Baa2	6.15%	02/01/36	750	701,084
Wyeth(b)	A3	5.45%	04/01/17	1,460	1,410,649
Wyeth(b)	A3	5.95%	04/01/37	2,360	2,255,412

					21,904,666

Health Care Insurance — 1.4%
Cigna Corp.	Baa2	5.375%	03/15/17	2,125	2,029,772
Cigna Corp.(a)	Baa2	6.15%	11/15/36	2,300	2,190,870
Coventry Health Care, Inc.(a)	Ba1	5.95%	03/15/17	1,610	1,570,555
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	4,015,822
UnitedHealthcare Group, Inc., 144A(h)	A3	6.00%	06/15/17	3,775	3,760,980
Wellpoint, Inc.	Baa1	5.875%	06/15/17	2,625	2,592,781

					16,160,780

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Insurance — 1.2%
Ace INA Holdings, Inc.	A3	5.70%	02/15/17		$1,135	$1,104,017
Allied World Insurance Holdings, Ltd. (Bermuda)	Baa1	7.50%	08/01/16		1,700	1,786,919
Allstate Corp.	A1	5.95%	04/01/36		105	100,200
American International Group, Inc.	Aa2	4.25%	05/15/13		1,820	1,697,698
American International Group, Inc.	Aa2	5.05%	10/01/15		315	299,862
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75%	12/01/14		3,350	3,254,569
Marsh & Mclennan Cos., Inc.	Baa2	5.75%	09/15/15		1,336	1,262,433
Travelers Cos., Inc., MTN	A3	6.25%	06/15/37		1,890	1,830,191
XL Capital Ltd. (Cayman Islands)(g)	Baa2	6.50%	12/31/49		1,880	1,765,670
XL Capital, Ltd., Class A (Cayman Islands)	A3	5.25%	09/15/14		140	133,632

						13,235,191

Lodging — 0.3%
Felcor Lodging LP(g)	Ba3	7.26%	12/01/11		1,800	1,800,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00%	05/15/10		1,730	1,813,521

						3,613,521

Media & Entertainment — 1.3%
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08		4,720	4,841,280
Dex Media West LLC, Series B	B2	9.875%	08/15/13		2,560	2,739,200
Thomson Corp. (Canada)	A3	5.75%	02/01/08		2,750	2,752,310
Time Warner, Inc.(a)	Baa2	5.875%	11/15/16		2,875	2,796,228
Viacom, Inc.	Baa3	6.875%	04/30/36		1,090	1,053,075

						14,182,093

Metals — 0.7%
Novelis, Inc. (Canada)	B3	7.25%	02/15/15		35	35,406
Russel Metals, Inc., Sr. Notes (Canada)	Ba2	6.375%	03/01/14		685	657,600
Southern Copper Corp.(a)	Baa2	7.50%	07/27/35		1,600	1,717,659
United States Steel Corp.	Baa3	6.05%	06/01/17		1,875	1,828,523
Xstrata Finance Canada Ltd. (Canada), 144A(h)	Baa2	5.50%	11/16/11		3,430	3,393,171

						7,632,359

Non-Captive Finance — 3.0%
Bosphorus Financial Services Ltd. (Cayman Islands), 144A(g)(h)	Baa2	7.16%	02/15/12		2,225	2,236,125
Capital One Financial Corp.	Baa1	6.15%	09/01/16		700	691,104
CIT Group, Inc.(a)	A2	5.65%	02/13/17		5,650	5,352,053
Countrywide Financial Corp., MTN(a)	A3	5.80%	06/07/12		1,775	1,762,497
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00%	04/15/15	AUD	4,440	3,510,063
Nelnet, Inc.(g)	Baa3	7.40%	09/29/36		6,500	6,480,603
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)(h)(i)	Aaa	6.0663%	07/03/33		3,900	3,919,500
Residential Capital Corp.(a)	Baa3	6.50%	04/17/13		5,390	5,209,861
Residential Capital LLC, MTN	Baa3	7.875%	07/01/14	GBP	2,400	4,746,697

						33,908,503

Non-Corporate Foreign Agency — 1.7%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80%	10/04/12		1,400	1,374,800
Gazprom International SA (Luxembourg), 144A(h)	BBB+(f)	7.201%	02/01/20		2,289	2,370,271
Gazprom OAO (Russia)	A3	10.50%	10/21/09		1,685	1,855,527
National Power Corp. (Philippines), 144A(g)(h)	BB-(f)	9.61%	08/23/11		1,530	1,721,250
Pemex Project Funding Master Trust (Mexico)	Baa1	8.85%	09/15/07		4,450	4,472,250
Petronas Capital, Ltd. (Malaysia), 144A(h)	A1	7.00%	05/22/12		7,300	7,727,385

						19,521,483

Non-Corporate Sovereign — 5.8%
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR	4,035	4,856,199
Federal Republic of Argentina (Argentina)(g)	B3	5.475%	08/03/12		2,400	2,280,680
Federal Republic of Argentina (Argentina)(g)	B3	3.00%	04/30/13		2,115	1,380,038
Federal Republic of Brazil (Brazil)	Ba2	9.25%	10/22/10		5,325	5,884,125
Federal Republic of Brazil (Brazil)(a)	Ba2	12.50%	01/05/16	BRL	750	473,756

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

Non-Corporate Sovereign (cont’d.)
Government of Hungary (Hungary)	A2	8.00%	02/12/15	HUF	1,347,560	$7,921,214
Government of Jamaica (Jamaica)	B1	11.00%	07/27/12	EUR	995	1,565,524
Norway Government Bond (Norway)	Aaa	5.00%	05/15/15	NOK	20,590	3,449,160
Peru Government International Bond (Peru), 144A(h)	Ba3	Zero	05/31/18		1,837	1,218,850
Peru Government International Bond (Peru)	Ba3	6.55%	03/14/37		1	1,079
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,482,775
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN	23,360	8,715,497
Republic of Turkey (Turkey)	Ba3	9.875%	03/19/08		1,845	1,897,952
Republic of Uruguay (Uruguay)	B1	7.25%	02/15/11		660	679,800
Republic of Venezuela (Venezuela)	B2	10.75%	09/19/13		2,385	2,648,543
Russian Government International Bond (Russia), 144A(h)	Baa2	8.25%	03/31/10		3,460	3,589,849
Swedish Government Bond (Sweden)	Aaa	6.75%	05/05/14	SEK	23,995	3,966,304
United Mexican States (Mexico)(g)	Baa1	6.055%	01/13/09		2,090	2,100,450
United Mexican States (Mexico)	Baa1	7.50%	01/14/12		4,250	4,553,875
United Mexican States (Mexico)	Baa1	8.00%	12/24/08	MXN	77,200	7,192,994

						65,858,664

Packaging — 0.2%
Pactiv Corp.	Baa2	5.875%	07/15/12		1,860	1,864,814

Paper — 0.8%
Catalyst Paper Corp. (Canada)	B2	8.625%	06/15/11		2,100	2,031,750
Graphic Packaging International, Inc.	B2	8.50%	08/15/11		2,970	3,036,825
International Paper Co.	Baa3	4.00%	04/01/10		2,815	2,701,955
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75%	06/01/13		1,400	1,335,250

						9,105,780

Pipelines & Other — 1.3%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09		5,300	5,121,729
Enterprise Products Operating LP	Baa3	4.00%	10/15/07		4,000	3,983,428
Oneok, Inc.	Baa2	5.51%	02/16/08		6,000	5,999,862

						15,105,019

Real Estate Investment Trust — 0.3%
Equity One, Inc.	Baa3	3.875%	04/15/09		1,450	1,404,582
Post Apartment Homes LP	Baa3	5.45%	06/01/12		2,300	2,239,891

						3,644,473

Retailers — 1.1%
CVS Caremark Corp.	Baa2	6.25%	06/01/27		3,020	2,926,232
Home Depot, Inc.	Aa3	5.875%	12/16/36		370	329,670
May Department Stores Co.	Baa2	6.65%	07/15/24		5	4,695
The Gap, Inc.	Ba1	6.90%	09/15/07		8,875	8,882,411

						12,143,008

Structured Notes — 1.9%
CDX North America High Yield, 144A(a)(h)	B3	7.625%	06/29/12		2,000	1,891,200
Dow Jones CDX High Yield, 144A(h)	B3	8.25%	12/29/10		8,500	8,925,664
Dow Jones CDX High Yield, 144A(a)(h)	B3	8.625%	06/29/11		10,128	10,431,927

						21,248,791

Technology — 1.0%
Equifax, Inc.	Baa1	4.95%	11/01/07		1,340	1,337,434
Fidelity National Information Services, Inc.	Ba2	4.75%	09/15/08		1,900	1,862,010
Freescale Semiconductor, Inc., PIK, 144A(h)	B1	9.125%	12/15/14		2,600	2,444,000
Freescale Semiconductor, Inc., 144A(a)(h)	B2	10.125%	12/15/16		1,500	1,410,000
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10		2,000	1,981,474
Motorola, Inc.	Baa1	8.00%	11/01/11		121	130,603
SunGard Data Systems, Inc.	B3	3.75%	01/15/09		720	694,800
Xerox Corp.	Baa3	5.50%	05/15/12		870	855,053
Xerox Corp.	Baa3	6.40%	03/15/16		382	384,355

						11,099,729

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Telecommunications — 1.9%
ALLTEL LP, 144A(h)	A2	8.00%	08/15/10	$735	$744,068
AT&T Corp.	A2	8.00%	11/15/31	2,475	2,941,736
Embarq Corp.(a)	Baa3	7.082%	06/01/16	5,600	5,631,370
New Cingular Wireless Services, Inc.	A2	8.125%	05/01/12	1,810	1,990,175
New Cingular Wireless Services, Inc.	A3	8.75%	03/01/31	2,375	2,960,723
Sprint Nextel Corp.	Baa3	6.00%	12/01/16	3,625	3,438,873
Telecom Italia Capital (Luxembourg)	Baa2	4.875%	10/01/10	3,400	3,311,651
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	5	5,178
TELUS Corp. (Canada)	Baa1	8.00%	06/01/11	150	160,403

					21,184,177

Tobacco — 0.5%
Altria Group, Inc.	Baa1	7.65%	07/01/08	1,100	1,120,942
Altria Group, Inc.	Baa1	7.75%	01/15/27	315	368,395
Reynolds American, Inc.	Ba1	6.50%	07/15/10	4,000	4,066,340

					5,555,677

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Bank(a)	Aaa	4.875%	05/17/17	4,435	4,236,197
Federal Home Loan Mortgage Corp.	Aaa	5.50%	07/18/16	120	120,411
Federal National Mortgage Association(a)	Aaa	5.375%	06/12/17	2,505	2,485,170
Federal National Mortgage Association	Aaa	6.625%	11/15/30	170	191,582

					7,033,360

U.S. Government Mortgage-Backed Securities — 32.9%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	16,199	15,418,574
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	8,061	7,727,484
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	5,671	5,496,599
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA 30 YR	57,000	54,951,534
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	6,445	6,412,042
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA 30 YR	2,500	2,474,220
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	3,193	3,251,666
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	6,316	6,518,429
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	7,648	7,097,305
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	31,244	29,474,905
Federal National Mortgage Association	Aaa	5.00%	01/01/19	6,149	5,965,084
Federal National Mortgage Association	Aaa	5.00%	TBA 30 YR	74,000	69,305,588
Federal National Mortgage Association(g)	Aaa	5.284%	01/01/36	3,623	3,575,589
Federal National Mortgage Association	Aaa	5.50%	12/01/16-09/01/34	36,424	35,479,354
Federal National Mortgage Association	Aaa	5.50%	TBA 15 YR	4,000	3,940,000
Federal National Mortgage Association	Aaa	5.50%	TBA 30 YR	37,500	36,164,062
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	19,543	19,468,414
Federal National Mortgage Association	Aaa	6.00%	TBA 15 YR	5,500	5,524,063
Federal National Mortgage Association	Aaa	6.00%	TBA 30 YR	1,000	988,438
Federal National Mortgage Association	Aaa	6.50%	11/01/09-11/01/33	7,053	7,189,425
Federal National Mortgage Association	Aaa	6.50%	TBA 30 YR	10,000	10,093,750
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	579	599,980
Federal National Mortgage Association	Aaa	9.00%	10/01/16-05/01/17	8	7,947
Government National Mortgage Association	Aaa	5.50%	01/15/33-07/15/35	17,313	16,819,258
Government National Mortgage Association	Aaa	5.50%	TBA 30 YR	250	242,578
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	10,480	10,445,172
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	5,607	5,717,522
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	176	184,140

					370,533,122

U.S. Government Treasury Securities — 1.4%
United States Treasury Bonds(a)	Aaa	4.75%	02/15/37	1,375	1,296,475
United States Treasury Bonds(a)	Aaa	4.50%	02/15/36	1,990	1,801,883
United States Treasury Notes	Aaa	4.75%	05/31/12	140	138,906

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities (cont’d.)
United States Treasury Notes	Aaa	4.50%	05/15/17	$240	$230,100
United States Treasury Notes(a)	Aaa	4.875%	08/15/16	12,295	12,144,190

					15,611,554

TOTAL LONG-TERM BONDS (cost $1,082,332,031)					1,072,219,801

BANK LOANS — 4.9%
Automotive — 0.9%
Ford Motor Co.(i)	Ba3	8.36%	12/12/13	3,881	3,893,950
Lear Corp.(i)	B2	8.11%	06/05/14	2,890	2,858,291
Oshkosh Truck Corp.(i)	Ba3	7.11%	12/06/13	3,657	3,667,196

					10,419,437

Cable — 0.4%
Insight Midwest Holding LLC(i)	Ba3	6.85%	10/06/13	4,750	4,757,424

Electric — 0.6%
NRG Energy, Inc.(i)	Ba1	7.11%	02/01/13	1,171	1,165,303
NRG Energy, Inc.(i)	Ba1	7.11%	02/01/13	2,822	2,806,947
NRG Energy, Inc.(i)	B2	7.86%	06/08/14	901	892,718
Reliant Energy, Inc.(i)	B2	7.11%	03/31/14	2,500	2,493,750

					7,358,718

Foods — 0.3%
Supervalu, Inc.(i)	Ba3	6.735%	06/02/11	2,846	2,849,416

Gaming — 0.2%
Las Vegas Sands LLC(i)	Ba3	7.07%	05/15/14	2,200	2,194,106
Las Vegas Sands LLC(i)	Ba3	7.11%	05/15/14	550	548,527

					2,742,633

Health Care & Pharmaceutical — 1.6%
Community Health Systems(i)	Ba3	7.61%	06/28/14	2,721	2,723,549
Community Health Systems(i)	Ba3	7.61%	06/28/14	179	179,624
HCA, Inc.(i)	Ba3	7.61%	11/14/13	2,488	2,496,052
Health Management Associates Term B(i)	Ba2	7.11%	02/28/14	5,915	5,917,866
Inverness Medical Innovations(i)	B1	7.36%	06/26/14	3,000	3,000,000
PTS Acquisition Corp.(i)	Ba3	7.60%	04/05/14	3,900	3,886,595

					18,203,686

Media & Entertainment — 0.4%
Idearc, Inc.(i)	Ba2	6.85%	11/17/13	1,000	1,003,068
Idearc, Inc.(i)	Ba2	7.36%	11/09/14	1,746	1,750,981
Univision Communications, Inc.(i)	Ba3	7.61%	09/16/14	121	118,993
Univision Communications, Inc.(i)	Ba3	7.605%	09/16/14	1,879	1,851,007

					4,724,049

Paper — 0.2%
Domtar, Inc.(i)	Ba1	6.735%	03/07/14	1,800	1,791,450

Pipelines & Other — 0.3%
Kinder Morgan, Inc.(i)	Ba2	6.82%	05/22/14	2,900	2,896,633

TOTAL BANK LOANS (cost $55,778,924)					55,743,446

TOTAL LONG-TERM INVESTMENTS (cost $1,138,110,955)					1,127,963,247

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS — 23.4%				Shares	Value (Note 2)

Affiliated Money Market Mutual Funds
Dryden Core Investment Fund — Short-Term Bond Series(d)				12,541,696	$125,416,960
Dryden Core Investment Fund — Taxable Money Market Fund Series (includes $68,857,306 of cash collateral received for securities on loan)(Note 4)(c)(d)				138,399,357	138,399,357

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $263,908,541)					263,816,317

OUTSTANDING OPTIONS PURCHASED				Contracts
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.625				290	39,875
90 Day Euro Future, expiring 09/17/07 @ $95				290	7,250
U.S. 10 Yr. Note, expiring 08/24/07 @ $104				104	198,250

TOTAL OPTIONS PURCHASED (cost $222,909)					245,375

TOTAL SHORT-TERM INVESTMENTS (cost $264,131,450)					264,061,691

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 123.4% (cost $1,402,242,405)					1,392,024,939

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.75				290	(16,312)
90 Day Euro Future, expiring 09/17/07 @ $94.875				290	(9,062)
U.S. 10 Yr. Note, expiring 08/24/07 @ $106				104	(63,375)

TOTAL OPTIONS WRITTEN (premium received $116,091)					(88,750)

SECURITY SOLD SHORT — (1.7)%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Mortgage-Backed Securities
Federal National Mortgage Association (proceeds $18,850,000)	Aaa	4.50%	TBA 15YR	$20,000	(18,975,000)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 121.7% (cost $1,383,276,314)					1,372,961,189
LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (21.7%)					(245,166,197)

TOTAL NET ASSETS — 100.0%					$1,127,794,992

The following abbreviations are used in portfolio descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona
TBA	Securities purchased on a forward commitment basis

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $67,065,973; cash collateral of $68,857,306 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.

(e)	Security segregated as collateral for future contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate swaps, credit default swaps and foreign currency contracts as follows:

Open future contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2007	Unrealized Appreciation/ (Depreciation)
Long Positions:
35	2 Yr. Euro Schatz	Sept. 2007	$4,856,670	$4,855,282	$(1,388)
3	Japanese 10 Yr. Bond	Sept. 2007	3,208,757	3,216,487	7,730
7	U.K. 10 Yr. Gilt	Sept. 2007	1,485,370	1,458,111	(27,259)
96	U.S. 2 Yr. Note	Sept. 2007	19,548,261	19,563,000	14,739
333	U.S. 10 Yr. Note	Sept. 2007	35,081,910	35,199,141	117,231

					111,053

Short Positions:
20	Australian 10 Yr. Bond	Sept. 2007	1,589,511	1,589,545	(34)
44	Euro 10 Yr. Bond	Sept. 2007	6,588,795	6,595,385	(6,590)
77	U.S. 5 Yr. Note	Sept. 2007	8,001,890	8,014,016	(12,126)
56	U.S. 30 Yr. Bond	Sept. 2007	5,988,869	6,034,000	(45,131)

					(63,881)

					$47,172

Forward	Foreign currency exchange contracts outstanding at June 30, 2007:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real expiring 10/23/08	$2,775,000	$3,455,541	$680,541
Japanese Yen expiring 07/26/07	190,475	191,794	1,319
New Zealand Dollar expiring 07/25/07	1,484,096	1,503,959	19,863
Norwegian Krone expiring 07/27/07	3,328,107	3,374,534	46,427
expiring 07/03/07	3,474,876	3,476,170	1,294
Polish Zloty expiring 07/27/07	2,274,511	2,292,895	18,384
Pound Sterling expiring 07/26/07	1,342,405	1,348,239	5,834

	14,869,470	15,643,132	773,662

Sold:
Australian Dollar expiring 07/25/07	2,314,388	2,323,195	(8,807)
expiring 07/25/07	1,125,900	1,127,817	(1,917)
Euro expiring 07/26/07	5,019,850	5,046,854	(27,004)
Hungarian Forint expiring 07/27/07	6,842,638	6,961,422	(118,784)
Mexican Nuevo Peso expiring 07/18/07	7,374,330	7,434,635	(60,305)
New Zealand Dollar expiring 07/02/07	51,122	51,235	(113)
Norwegian Krone expiring 07/27/07	2,240,170	2,271,420	(31,250)
expiring 07/27/07	3,476,456	3,477,798	(1,342)
Polish Zloty expiring 07/27/07	9,983,145	10,135,351	(152,206)
Pound Sterling expiring 07/26/07	4,774,283	4,801,449	(27,166)
Swedish Krona expiring 07/27/07	3,980,722	3,999,538	(18,816)

	47,183,004	47,630,714	(447,710)

			$325,952

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	7/3/2012	$13,000	5.50777%	3 month LIBOR	$—
Morgan Stanley Capital Services(a)	12/22/2016	4,745	6.8075%	3 month NZD-BBR-FRA	(218,293)
Morgan Stanley Capital Services(a)	3/2/2017	4,745	6.860%	3 month NZD-BBR-FRA	(143,692)
JP Morgan Chase Bank(b)	5/17/2017	4,460	7.325%	3 month NZD-BBR-FRA	59,382
Merrill Lynch Capital Services, Inc.(a)	6/14/2037	10,000	6.00774%	3 month LIBOR	138,026
Merrill Lynch Capital Services, Inc.(a)	6/18/2037	3,100	5.95197%	3 month LIBOR	66,632

					$(97,945)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$4,000	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$51,187
Merrill Lynch Capital Services, Inc.(a)	12/20/2009	4,000	4.55%	General Motors Corp., 7.125%, 07/15/13	155,525
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	3,295	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(31,679)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	1,855	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(24,485)
Deutsche Bank AG(b)	12/25/2009	1,000	2.75%	Fieldstone Mortgage Investment Corp., Ser. 2006-1, Class M9, 7.62%, due 05/25/36	168,447
Morgan Stanley Capital Services, Inc.(b)	12/25/2009	1,000	4.25%	Morgan Stanley ABS Capital I, Ser. 2006-HE4, Class B3, 7.19%, 06/25/36	328,485
Barclays Bank PLC(a)	6/20/2012	2,300	0.51%	Western Union Co., 5.93%, 10/01/18	(16,750)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	5,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	72,051
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	4,000	0.57%	Dow Chemical Co., 6.00%, due 10/01/12	46,203
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	2,000	1.88%	Centex Home Equity, 6.67%, due 03/25/35	55,797
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	3.78%	H.S.I. Asset Securitization Corp Trust, Ser. HASC 2006-OPT3, Class M8, 6.52%, 02/25/36	39,711
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2003-3, Class M9 7.02%, 09/25/35	—
Deutsche Bank AG(b)	11/25/2035	1,000	1.98%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, 11/25/35	69,936
Merrill Lynch Capital Services, Inc.(b)	12/25/2035	800	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, 12/25/35	59,780
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	63,037

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	$58,659
Merrill Lynch Capital Services, Inc.(b)	4/25/2036	1,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, 04/25/36	18,479
Deutsche Bank AG(b)	4/25/2036	550	3.05%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF10, Class M9, 7.22%, 07/25/36	90,914
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	235	3.15%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	68,680
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	1,500	3.65%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	421,497
Merrill Lynch Capital Services, Inc.(b)	4/25/2036	2,000	3.25%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	461,189
Citibank, NA(b)	5/25/2036	1,000	4.20%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF7, Class M9, 7.17%, 05/25/36	246,903
Citibank, NA(b)	5/25/2036	1,000	4.55%	Structured Asset Securities Corp., Ser. 2006-NC1, Class M9, 7.22%, 05/25/36	321,870
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	41,268
Merrill Lynch Capital Services, Inc.(b)	6/25/2036	1,000	3.20%	GSAMP Trust, Ser. 2006-NC2, Class M8, 7.82%, 03/25/36	143,250
Merrill Lynch Capital Services, Inc.(b)	7/25/2036	1,000	3.02%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	236,200
Merrill Lynch Capital Services, Inc.(b)	9/25/2036	2,000	2.43%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9 7.22%, 09/25/36	90,031
Barclays Bank PLC(b)	9/25/2036	2,200	2.45%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, 09/25/36	134,272
Morgan Stanley Capital Services, Inc.(b)	1/25/2037	3,000	3.33%	Countrywide Asset-Backed Certificates, Ser. 2006-13, Class BV, 7.52%, 01/25/37	299,706
Citibank NA(b)	5/25/2037	1,000	3.75%	Countrywide Asset-Backed Certificates, Ser. 2006-24, Class M7 6.27%, 05/25/37	(313)

					$3,669,850

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

U.S. Government Mortgage-Backed Securities	32.9%
Affiliated Money Market Mutual Funds (including 6.1% of collateral received for securities on loan)	23.4
Commercial Mortgage-Backed Securities	8.6
Non-Corporate Sovereign	5.8
Asset-Backed Securities	4.5
Banking	4.0
Electric	3.8
Health Care & Pharmaceutical	3.5
Non-Captive Finance	3.0
Structured Notes	1.9
Telecommunications	1.9
Media & Entertainment	1.7
Chemicals	1.7
Foods	1.7
Non-Corporate Foreign Agency	1.7
Energy – Other	1.6
Pipelines & Other	1.6
Automotive	1.5
Airlines	1.4
Health Care Insurance	1.4
U.S. Government Treasury Securities	1.4
Capital Goods	1.3
Cable	1.2
Brokerage	1.2
Insurance	1.2
Retailers	1.1
Building Materials & Construction	1.0
Paper	1.0
Technology	1.0
Collateralized Mortgage Obligations	0.9
Consumer	0.9
Metals	0.7
Gaming	0.6
U.S. Government Agency Obligations	0.6
Tobacco	0.5
Lodging	0.3
Real Estate Investment Trusts	0.3
Emerging Markets	0.2
Energy – Integrated	0.2
Packaging	0.2

123.4
Security Sold Short	(1.7)
Liabilities in excess of other assets	(21.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $67,065,973:
Unaffiliated investments (cost $1,138,333,864)	$1,128,208,622
Affiliated investments (cost $263,908,541)	263,816,317
Foreign currency, at value (cost $59,617)	51,215
Receivable for investments sold	191,381,998
Interest receivable	10,516,082
Unrealized appreciation on swaps	4,007,117
Unrealized appreciation on forward foreign currency contracts	773,662
Premium for swaps purchased	100,000
Due from broker—variation margin	88,550
Prepaid expenses	25,596

Total Assets	1,598,969,159

LIABILITIES
Payable for investments purchased	381,539,461
Collateral for securities on loan	68,857,306
Securities sold short, at value (proceeds $18,850,000)	18,975,000
Unrealized depreciation on forward foreign currency contracts	447,710
Unrealized depreciation on swaps	435,212
Accrued expenses and other liabilities	396,744
Management fee payable	370,122
Outstanding options written (premiums received $116,091)	88,750
Payable to custodian	55,769
Deferred trustees’ fees	7,421
Transfer agent fee payable	672

Total Liabilities	471,174,167

NET ASSETS	$1,127,794,992

Net assets were comprised of:
Paid-in capital	$1,143,703,801
Retained earnings	(15,908,809)

Net assets, June 30, 2007	$1,127,794,992

Net asset value and redemption price per share, $1,127,794,992 / 105,119,130 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$10.73

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Interest	$29,345,071
Affiliated dividend income	3,369,429
Affiliated income from securities loaned, net	92,608

32,807,108

EXPENSES
Management fee	2,268,509
Custodian’s fees and expenses	123,000
Shareholders’ reports	62,000
Trustees’ fees	12,000
Audit fee	11,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	1,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Miscellaneous	2,669

Total expenses	2,487,178

NET INVESTMENT INCOME	30,319,930

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	428,831
Short sales	(731,016)
Futures transactions	(570,645)
Swaps	(788,381)
Options written	180,581
Foreign currency transactions	(487,337)

(1,967,967)

Net change in unrealized appreciation (depreciation) on:
Investments	(15,295,630)
Securities sold short	(262,500)
Futures	(181,844)
Swaps	3,219,044
Options written	27,341
Foreign currencies	(104,040)

(12,597,629)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(14,565,596)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,754,334

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,319,930	$60,783,991
Net realized loss on investments, swaps and foreign currency transactions	(1,967,967)	(9,657,555)
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(12,597,629)	4,826,702

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,754,334	55,953,138

DISTRIBUTIONS	(27,912,158)	(68,284,295)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,512,695 and 3,007,043 shares, respectively]	16,551,065	32,538,204
Series shares issued in reinvestment of distributions [2,587,655 and 6,373,024 shares, respectively]	27,912,158	68,284,295
Series shares repurchased [5,025,881 and 15,646,812 shares, respectively]	(54,875,487)	(168,772,245)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(10,412,264)	(67,949,746)

TOTAL DECREASE IN NET ASSETS	(22,570,088)	(80,280,903)
NET ASSETS:
Beginning of period	1,150,365,080	1,230,645,983

End of period	$1,127,794,992	$1,150,365,080

SEE NOTES TO FINANCIAL STATEMENTS.

A44

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 2.9%
Boeing Co. (The)	314,400	$30,232,704
Honeywell International, Inc.(a)	875,800	49,290,024
Lockheed Martin Corp.	1,326	124,816
Orbital Sciences Corp.*(a)	1,075,700	22,600,457
Raytheon Co.	2,400	129,336
United Technologies Corp.	413,200	29,308,276

		131,685,613

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)(a)	1,735	126,655

Auto Related — 0.3%
Tenneco, Inc.*	322,000	11,282,880

Beverages — 1.4%
PepsiCo, Inc.	982,923	63,742,556

Biotechnology — 2.5%
Amgen, Inc.*	392,500	21,701,325
Genentech, Inc.*	357,813	27,072,132
Genzyme Corp.*	317,100	20,421,240
Gilead Sciences, Inc.*(a)	1,087,504	42,162,530

		111,357,227

Building Materials — 0.8%
Masco Corp.(a)	1,326,962	37,778,608

Building Products — 0.6%
American Standard Cos., Inc.	468,400	27,626,232

Capital Markets — 5.0%
Bank of New York Co., Inc. (The)*	754,800	31,278,912
Goldman Sachs Group, Inc. (The)	317,612	68,842,401
Mellon Financial Corp.(a)	7,112	312,928
Merrill Lynch & Co., Inc.	532,800	44,531,424
Schwab, (Charles) Corp.	874,500	17,944,740
UBS AG(a)	1,038,700	62,332,387

		225,242,792

Chemicals — 1.0%
Air Products & Chemicals, Inc.	900	72,333
DuPont (E.I.) de Nemours & Co.	918,314	46,687,084

		46,759,417

Clothing & Apparel
Cintas Corp.	844	33,279
Hanesbrands, Inc.*	500	13,515

		46,794

Commercial Banks — 1.9%
Bank of America Corp.	732,848	35,828,939
Wachovia Corp.	1,401	71,801
Wells Fargo & Co.	1,400,914	49,270,145

		85,170,885

Commercial Services & Supplies — 0.8%
Waste Management, Inc.	883,600	34,504,580

Communication Equipment — 4.9%
Ciena Corp.*(a)	321,800	11,626,634
Cisco Systems, Inc.*	2,541,889	70,791,609
Corning, Inc.*	2,475	63,236
Motorola, Inc.	1,104,664	19,552,553

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Communication Equipment (cont’d.)
Nokia Corp., ADR (Finland)	7,542	$212,006
QUALCOMM, Inc.	2,365,460	102,637,309
Research in Motion Ltd. (Canada)*	83,300	16,659,167

		221,542,514

Computers & Peripherals — 2.2%
Apple, Inc.*	330,600	40,346,424
Dell, Inc.*	10,365	295,921
EMC Corp.*	8,140	147,334
Hewlett-Packard Co.	689,300	30,756,566
Seagate Technology (Cayman Islands)	1,314,500	28,616,665
Sun Microsystems, Inc.*	5,400	28,404

		100,191,314

Conglomerates
Cooper Industries Ltd. (Class A Stock) (Bermuda)	820	46,814

Construction — 0.6%
Toll Brothers, Inc.*(a)	1,085,300	27,110,794

Consumer Finance — 1.4%
American Express Co.	1,046,546	64,027,684

Consumer Products & Services — 0.4%
Fortune Brands, Inc.	236,600	19,488,742

Diversified Consumer Services — 1.4%
Career Education Corp.*	850,000	28,704,500
H&R Block, Inc.	1,425,700	33,318,609

		62,023,109

Diversified Financial Services — 4.6%
Capital One Financial Corp.(a)	500,475	39,257,259
Citigroup, Inc.	865,204	44,376,313
Freddie Mac	295,290	17,924,103
JPMorgan Chase & Co.	1,017,647	49,304,997
KKR Private Equity Investors LLP(c)	1,295,700	29,153,250
KKR Private Equity Investors LLP, RDU(cost $7,567,532; purchased 7/18/06-8/3/06)(c)(e)	334,700	7,530,750
NYSE Euronext, Inc.	298,500	21,975,570

		209,522,242

Electric Utilities — 2.0%
Dominion Resources, Inc.	267,100	23,053,401
Entergy Corp.	178,600	19,172,710
Exelon Corp.(a)	326,100	23,674,860
Progress Energy, Inc.(a)	539,200	24,582,128

		90,483,099

Electronic Components — 1.1%
Dolby Laboratories, Inc. (Class A Stock)*	667,058	23,620,524
Parker Hannifin Corp.	279,700	27,385,427

		51,005,951

Electronic Equipment & Instruments — 0.4%
Sony Corp., ADR (Japan)	370,900	19,053,133

Energy Equipment & Services — 1.9%
BJ Services Co.	5,010	142,485
Cameron International Corp.*	6,490	463,840

SEE NOTES TO FINANCIAL STATEMENTS.

A45

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Energy Equipment & Services (cont’d.)
Diamond Offshore Drilling, Inc.(a)	327,600	$33,271,056
GlobalSantaFe Corp. (Cayman Islands)	2,000	144,500
Schlumberger Ltd.	312,200	26,518,268
Tenaris SA, ADR (Luxembourg)(a)	510,500	24,994,080

		85,534,229

Financial – Bank & Trust — 0.4%
Hudson City Bancorp, Inc.(a)	1,329,500	16,246,490
PNC Financial Services Group, Inc.	1,986	142,158

		16,388,648

Financial – Brokerage
Ameriprise Financial, Inc.	177	11,252

Food & Staples Retailing — 1.6%
Kroger Co. (The)	800,600	22,520,878
Wal-Mart Stores, Inc.	1,071,792	51,563,913

		74,084,791

Food Products — 2.3%
Cadbury Schweppes PLC, ADR (United Kingdom)	559,500	30,380,850
ConAgra Foods, Inc.	1,198,200	32,183,652
General Mills, Inc.	792	46,269
Kellogg Co.	385,515	19,965,822
McCormick & Co., Inc.	572,823	21,870,382
Sara Lee Corp.	4,000	69,600

		104,516,575

Healthcare Equipment & Supplies — 0.9%
Alcon, Inc.(a)	158,100	21,329,271
Medtronic, Inc.	377,086	19,555,680

		40,884,951

Healthcare Providers & Services — 1.1%
Coventry Health Care, Inc.*	348,623	20,098,116
Omnicare, Inc.(a)	836,200	30,153,372

		50,251,488

Hotels, Restaurants & Leisure — 1.5%
Marriott International, Inc. (Class A Stock)	470,100	20,327,124
McDonald’s Corp.	944,561	47,945,916

		68,273,040

Household Durables
Newell Rubbermaid, Inc.	2,500	73,575

Household Products — 1.7%
Kimberly-Clark Corp.	388,900	26,013,521
Procter & Gamble Co.	846,378	51,789,870

		77,803,391

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.*(a)	692,200	28,774,754

Industrial Conglomerates — 3.2%
General Electric Co.	2,768,463	105,976,764
Textron, Inc.(a)	368,085	40,529,839
Tyco International Ltd.*	9,472	320,059

		146,826,662

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance — 5.4%
AFLAC, Inc.(a)	737,670	$37,916,238
Allstate Corp. (The)	2,922	179,732
American International Group, Inc.	1,076,810	75,409,004
Axis Capital Holdings Ltd.	644,600	26,202,990
Berkshire Hathaway, Inc. (Class A Stock)*	207	22,661,325
Conseco, Inc.*(a)	2,165	45,227
Hartford Financial Services Group, Inc.	614	60,485
Loews Corp.	783,300	39,932,634
Marsh & McLennan Cos., Inc.(a)	670,700	20,711,216
Progressive Corp. (The)	852,200	20,393,146

		243,511,997

Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	183,500	8,925,440
Google, Inc. (Class A Stock)*	119,900	62,753,262
Oracle Corp.*	10,373	204,452
Yahoo!, Inc.*	1,140	30,928

		71,914,082

IT Services
Accenture Ltd. (Class A Stock)(a)	2,802	120,178

Leisure Equipment & Products
Mattel, Inc.	2,812	71,115

Machinery — 0.5%
Caterpillar, Inc.	304,700	23,858,010

Media — 5.5%
CBS Corp. (Class B Stock)	3,523	117,386
Comcast Corp. (Class A Stock)*(a)	4,350	122,322
Comcast Corp. (Special Class A Stock)*	1,567	43,813
EchoStar Communications Corp. (Class A Stock)*	504,619	21,885,326
Liberty Global, Inc. (Class C Stock)*	814,350	32,003,955
News Corp. (Class A Stock)	2,749,726	58,321,689
News Corp. (Class B Stock)(a)	1,735,538	39,813,242
Time Warner, Inc.	1,503,506	31,633,766
Viacom, Inc. (Class B Stock)*	3,523	146,663
Walt Disney Co. (The)(a)	1,282,800	43,794,792
XM Satellite Radio Holdings, Inc. (Class A Stock)*	1,714,500	20,179,665

		248,062,619

Metals & Mining — 1.6%
Barrick Gold Corp. (Canada)	1,412,138	41,050,852
Freeport-McMoRan Copper & Gold, Inc.	391,100	32,390,902

		73,441,754

Multi-Line Retail — 1.3%
J.C. Penney Co., Inc.	1,300	94,094
Kohl’s Corp.*	266,230	18,910,317
Staples, Inc.	996,841	23,655,037
Target Corp.(a)	264,813	16,842,107

		59,501,555

Multi-Utilities — 1.5%
Sempra Energy	1,171,246	69,372,900

SEE NOTES TO FINANCIAL STATEMENTS.

A46

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Office Electronics — 0.6%
Xerox Corp.*	1,515,600	$28,008,288

Oil, Gas & Consumable Fuels — 8.6%
ConocoPhillips	279,786	21,963,201
Exxon Mobil Corp.	741,028	62,157,429
Hess Corp.	565,400	33,335,984
Murphy Oil Corp.	32,500	1,931,800
Newfield Exploration Co.*	419,000	19,085,450
Nexen, Inc.	1,039,000	32,157,050
Occidental Petroleum Corp.	612,400	35,445,712
Petroleo Brasileiro SA, ADR (Brazil)(a)	341,700	41,437,959
Suncor Energy, Inc. (Canada) (Toronto)	544,660	49,064,161
Suncor Energy, Inc. (Canada) (NYSE)	124,870	11,228,310
Total SA, ADR (France)	1,001,226	81,079,281

		388,886,337

Pharmaceuticals — 7.3%
Abbott Laboratories	872,455	46,719,965
Elan Corp. PLC, ADR (Ireland)*(a)	1,720,000	37,719,600
Eli Lilly & Co.	1,697	94,828
Johnson & Johnson	2,172	133,839
Merck & Co., Inc.	4,000	199,200
Novartis AG, ADR (Switzerland)	285,150	15,988,361
Roche Holdings Ltd., ADR (Switzerland)	391,800	34,749,251
Schering-Plough Corp.	2,210,700	67,293,708
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	418,500	17,263,125
Wyeth	1,948,609	111,733,240

		331,895,117

Retail & Merchandising
TJX Cos., Inc.(a)	1,310	36,025

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	1,080	40,651
ASML Holding NV (Netherlands)*(a)	1,035,416	28,422,169
Broadcom Corp. (Class A Stock)*	455,350	13,318,988
Intel Corp.(a)	1,245,800	29,600,208
KLA-Tencor Corp.	552	30,332
Marvell Technology Group Ltd.*(a)	1,319,510	24,028,277
Maxim Integrated Products, Inc.	2,600	86,866
Spansion, Inc. (Class A Stock)*(a)	1,490,700	16,546,770
Texas Instruments, Inc.(a)	625,355	23,532,109
Xilinx, Inc.(a)	1,070	28,644

		135,635,014

Software — 4.3%
Adobe Systems, Inc.*(a)	1,608,713	64,589,827
Microsoft Corp.	3,383,095	99,699,810

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Software (cont’d.)
Symantec Corp.*(a)	1,614,410	$32,611,082

		196,900,719

Specialty Retail — 0.8%
Bed Bath & Beyond, Inc.*(a)	770	27,712
Best Buy Co., Inc.	737,100	34,400,457
Home Depot, Inc. (The)	1,445	56,861
Lowe’s Cos., Inc.	2,984	91,579

		34,576,609

Telecommunications — 1.2%
Alltel Corp.	146,548	9,899,317
Comverse Technology, Inc.*	23,803	496,293
Embarq Corp.	661	41,888
Juniper Networks, Inc.*(a)	1,739,300	43,778,181
Nortel Networks Corp. (Canada)*	1,926	46,320

		54,261,999

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.*	751,400	35,608,846

Thrifts & Mortgage Finance — 0.9%
Fannie Mae	593,000	38,740,690

Tobacco — 1.3%
Altria Group, Inc.	819,500	57,479,730

Transportation
Expeditors International Washington, Inc.	566	23,376
FedEx Corp.	250	27,742

		51,118

Wireless Telecommunication Services — 0.8%
NII Holdings, Inc.*(a)	71,300	5,756,762
Sprint Nextel Corp.	1,528,816	31,661,779

		37,418,541

TOTAL LONG-TERM INVESTMENTS (cost $3,531,224,456)		4,462,596,234

SHORT-TERM INVESTMENT — 9.9%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $451,420,841; includes $410,249,261 of cash collateral for securities on loan)(b)(w) (Note 4)	451,420,841	451,420,841

TOTAL INVESTMENTS(d) — 108.3% (cost $3,982,645,297)		4,914,017,075
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3%)		(376,533,444)

NET ASSETS — 100.0%		$4,537,483,631

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $393,063,077; cash collateral of $410,249,261 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A47

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(d)	As of June 30, 2007, 1 security representing $7,530,750 and 0.17% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(e)	Indicates a security illiquid and restricted as to resale. The aggregated cost of such security was $7,567,532. The aggregate value of $7,530,750 is approximately 0.17% of the net assets.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (9% represents investments purchased with collateral from securities on loan)	9.9%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	7.3
Media	5.5
Insurance	5.4
Capital Markets	5.0
Communication Equipment	4.9
Diversified Financial Services	4.6
Software	4.3
Industrial Conglomerates	3.2
Semiconductors & Semiconductor Equipment	3.0
Aerospace & Defense	2.9
Biotechnology	2.5
Food Products	2.3
Computers & Peripherals	2.2
Electric Utilities	2.0
Energy Equipment & Services	1.9
Commercial Banks	1.9
Household Products	1.7
Food & Staples Retailing	1.6
Metals & Mining	1.6
Internet Software & Services	1.6
Multi-utilities	1.5
Hotels, Restaurants & Leisure	1.5
Consumer Finance	1.4
Beverages	1.4
Diversified Consumer Services	1.4
Multi-line Retail	1.3
Tobacco	1.3
Telecommunications	1.2
Electronic Components	1.1
Healthcare Providers & Services	1.1
Chemicals	1.0
Healthcare Equipment & Supplies	0.9
Thrifts & Mortgage Finance	0.9
Building Materials	0.8
Wireless Telecommunication Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Specialty Retail	0.8
Commercial Services & Supplies	0.8
Independent Power Producers & Energy Traders	0.6
Office Electronics	0.6
Building Products	0.6
Construction	0.6
Machinery	0.5
Consumer Products & Services	0.4
Electronic Equipment & Instruments	0.4
Financial – Bank & Trust	0.4
Auto Related	0.3

108.3
Liabilities in excess of other assets	(8.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A48

EQUITY PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments at value, including securities on loan of $393,063,077:
Unaffiliated investments (cost $3,531,224,456)	$4,462,596,234
Affiliated investments (cost $451,420,841)	451,420,841
Receivable for investments sold	46,787,922
Dividends and interest receivable	3,272,031
Prepaid expenses	34,827
Tax reclaim receivable	17,041
Receivable for Series shares sold	4,455

Total Assets	4,964,133,351

LIABILITIES
Payable to broker for collateral for securities on loan	410,249,261
Payable for investments purchased	11,257,922
Payable to custodian	2,210,835
Management fee payable	1,694,057
Accrued expenses and other liabilities	617,721
Payable for Series shares repurchased	616,564
Deferred trustees’ fees	1,983
Transfer agent fees payable	800
Distribution fee payable	361
Administration fee payable	216

Total Liabilities	426,649,720

NET ASSETS	$4,537,483,631

Net assets were comprised of:
Paid-in capital	$3,410,817,161
Retained earnings	1,126,666,470

Net assets, June 30, 2007	$4,537,483,631

Class I:
Net asset value and redemption price per share, $4,535,744,246 / 153,385,544 outstanding shares of beneficial interest (authorized 525,000,000 shares)	$29.57

Class II:
Net asset value and redemption price per share, $1,739,385 / 58,784 outstanding shares of beneficial interest (authorized 50,000,000 shares)	$29.59

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,458,072 foreign withholding tax)	$29,521,758
Affiliated dividend income	2,079,368
Affiliated income from securities lending, net	913,704
Unaffiliated interest	52

32,514,882

EXPENSES
Management fee	9,962,440
Distribution fee—Class II	2,306
Administration fee—Class II	1,383
Custodian’s fees and expenses	302,000
Insurance expenses	58,000
Shareholders’ reports	50,000
Trustees’ fees	33,000
Legal fees and expenses	10,000
Audit fee	9,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,500) (Note 4)	3,000
Miscellaneous	48,536

Total expenses	10,487,665

NET INVESTMENT INCOME	22,027,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	207,263,478
Foreign currency transactions	(99,062)

207,164,416

Net change in unrealized appreciation (depreciation) on:
Investments	103,065,444
Foreign currencies	806

103,066,250

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	310,230,666

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$332,257,883

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$22,027,217	$47,026,456
Net realized gain on investments and foreign currencies	207,164,416	333,212,503
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	103,066,250	125,859,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	332,257,883	506,098,171

DISTRIBUTIONS:
Class I	—	(46,000,931)
Class II	—	(11,345)

TOTAL DISTRIBUTIONS	—	(46,012,276)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	16,975,801	56,539,838
Series shares issued in reinvestment of distributions	—	46,012,276
Series shares repurchased	(216,397,037)	(443,931,719)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(199,421,236)	(341,379,605)

TOTAL INCREASE IN NET ASSETS	132,836,647	118,706,290
NET ASSETS:
Beginning of period	4,404,646,984	4,285,940,694

End of period	$4,537,483,631	$4,404,646,984

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 89.7%		Value (Note 2)
COMMON STOCKS — 64.7%	Shares

Aerospace/Defense — 1.9%
Boeing Co.	196,500	$18,895,440
Ceradyne, Inc.(a)(b)	42,100	3,113,716
General Dynamics Corp.	16,000	1,251,520
Honeywell International, Inc.(b)	128,300	7,220,724
Lockheed Martin Corp.	174,600	16,435,098
Northrop Grumman Corp.	213,200	16,601,884
Raytheon Co.	11,000	592,790
United Technologies Corp.	113,200	8,029,276

		72,140,448

Air Freight & Logistics — 0.1%
TNT NV (Netherlands)	10,357	467,637
United Parcel Service, Inc. (Class B Stock)(b)	53,900	3,934,700

		4,402,337

Airlines — 0.1%
Air France KLM (France)	36,586	1,702,332
British Airways PLC (United Kingdom)(a)	35,460	296,583
Iberia Lineas Aereas de Espana (Spain)	37,016	184,235
Qantas Airways Ltd. (Australia)	228,014	1,082,541
Singapore Airlines Ltd. (Singapore)	18,000	221,068

		3,486,759

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	32,400	1,192,057
Bridgestone Corp. (Japan)	72,300	1,550,229
Compagnie Generale des Etablissements Michelin (France)	4,050	565,964
Continental AG (Germany)	5,639	792,500
Gentex Corp.	103,300	2,033,977
NGK Spark Plug Co. Ltd. (Japan)	6,000	104,528
Rieter Holding AG (Switzerland)	304	158,911
Stanley Electric Co. Ltd. (Japan)	18,900	411,387
Tokai Rika Co. Ltd. (Japan)	10,500	287,391
Toyota Boshoku Corp. (Japan)	3,600	91,224

		7,188,168

Automobiles — 0.3%
Fiat S.p.A. (Italy)	50,575	1,502,223
Peugeot SA (France)	21,543	1,735,519
Renault SA (France)	7,304	1,171,482
Toyota Motor Corp. (Japan)	87,600	5,549,482
Volkswagen AG (Germany)	4,636	737,272
Yamaha Motor Co. Ltd. (Japan)	11,700	340,191

		11,036,169

Beverages — 1.1%
Carlsberg A/S (Denmark)	1,575	190,382
Coca-Cola Co. (The)(b)	343,700	17,978,947
Coca-Cola Hellenic Bottling Co. SA (Greece)	5,730	263,680
Coca-Cola West Holdings Co. Ltd. (Japan)	36,500	849,320
Foster’s Group Ltd. (Australia)	51,926	280,867
InBev NV (Belgium)	7,948	629,527
Pepsi Bottling Group, Inc.	48,400	1,630,112
PepsiCo, Inc.	303,220	19,663,817

		41,486,652

Biotechnology — 0.3%
Amgen, Inc.(a)(b)	8,808	486,994
Biogen Idec, Inc.(a)	87,600	4,686,601
CSL Ltd. (Australia)	32,413	2,418,224

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Biotechnology (cont’d.)
Genzyme Corp.(a)	20,700	$1,333,080
OSI Pharmaceuticals, Inc.(a)(b)	90,900	3,291,489

		12,216,388

Building Products — 0.1%
Asahi Glass Co. Ltd. (Japan)	79,000	1,067,663
Cie de Saint-Gobain (France)	11,464	1,284,227
Geberit AG (Switzerland)	1,600	272,620
JS Group Corp. (Japan)	8,900	180,711
Sanwa Shutter Corp. (Japan)	42,000	243,557

		3,048,778

Capital Markets — 2.8%
3i Group PLC (United Kingdom)	16,105	374,886
Bear Stearns Cos., Inc. (The)(b)	30,500	4,270,000
Credit Suisse Group (Switzerland)	49,948	3,545,862
D. Carnegie & Co. AB (Sweden)	8,500	148,162
Deutsche Bank AG (Germany)	24,447	3,538,157
Franklin Resources, Inc.	34,900	4,623,203
Goldman Sachs Group, Inc.	122,600	26,573,550
Janus Capital Group, Inc.(b)	35,900	999,456
Lehman Brothers Holdings, Inc.	212,500	15,835,500
Macquarie Bank Ltd. (Australia)	15,564	1,121,592
Merrill Lynch & Co., Inc.(b)	271,300	22,675,254
Morgan Stanley	223,490	18,746,341
UBS AG (Switzerland)	59,557	3,561,766

		106,013,729

Chemicals — 1.0%
Air Products and Chemicals, Inc.	42,900	3,447,873
Ashland, Inc.	79,900	5,109,605
BASF AG (Germany)	13,877	1,815,353
Dainippon Ink and Chemicals, Inc. (Japan)	24,000	92,784
Dow Chemical Co. (The)	257,000	11,364,540
Eastman Chemical Co.	29,500	1,897,735
Koninklijke DSM NV (Netherlands)	28,885	1,422,595
Mitsubishi Chemical Holdings Corp. (Japan)	227,500	2,091,614
Mitsubishi Gas Chemical Co., Inc. (Japan)	44,000	402,745
Monsanto Co.	67,800	4,579,212
Nippon Shokubai Co. Ltd. (Japan)	27,000	240,122
Rohm & Haas Co.	38,700	2,116,116
Teijin Ltd. (Japan)	69,000	377,714
Tosoh Corp. (Japan)	69,000	383,878
Yara International ASA (Norway)	41,200	1,235,425

		36,577,311

Commercial Banks — 3.1%
Allied Irish Banks PLC (Ireland)	15,749	430,214
Australia and New Zealand Banking Group Ltd. (Australia)	66,770	1,641,059
Banche Popolari Unite Scpa (Italy)	4,918	125,004
Banco Bilbao Vizcaya Argentaria SA (Spain)	154,569	3,779,970
Banco BPI SA (Portugal)	140,804	1,252,315
Banco Espirito Santo SA (Portugal)	53,646	1,196,052
Banco Popolare di Verona e Novara Scrl (Italy)	33,131	952,599
Banco Popular Espanol SA (Spain)	25,932	482,601
Banco Santander Central Hispano SA (Spain)	225,096	4,137,711
Barclays PLC (United Kingdom)	136,015	1,892,364
BB&T Corp.	189,000	7,688,520
BNP Paribas (France)	34,939	4,150,181
Comerica, Inc.	55,300	3,288,691

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Commercial Banks (cont’d.)
Comerzbank AG (Germany)	41,615	$1,984,857
Commonwealth Bank of Australia (Australia)	15,737	737,138
Credit Agricole SA (France)	42,549	1,726,554
Danske Bank A/S (Denmark)	47,200	1,930,111
Dexia (Belgium)	38,791	1,211,681
DNB NOR ASA (Norway)	120,400	1,548,667
Gunma Bank Ltd. (The) (Japan)	87,000	585,771
HBOS PLC (United Kingdom)	117,902	2,319,052
HSBC Holdings PLC (United Kingdom)	191,011	3,497,505
Joyo Bank Ltd. (The) (Japan)	37,000	230,189
KeyCorp(b)	249,500	8,565,335
Lloyds TSB Group PLC (United Kingdom)	101,341	1,126,543
Mitsubishi UFJ Financial Group, Inc. (Japan)	48	530,193
Mitsui Trust Holdings, Inc. (Japan)	8,000	69,783
National Australia Bank Ltd. (Australia)	18,239	634,295
National City Corp.(b)	125,100	4,168,332
Pacific Capital Bancorp(b)	24,600	663,708
Popular, Inc. (Puerto Rico)(b)	22,700	364,789
Regions Financial Corp.	127,500	4,220,250
Royal Bank of Scotland Group PLC (United Kingdom)	352,939	4,465,909
Sapporo Hokuyo Holdings, Inc. (Japan)	7	77,320
Shinsei Bank Ltd. (Japan)	84,000	339,752
Shizuoka Bank Ltd. (The) (Japan)	15,000	152,284
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	29,600	953,021
Societe Generale (France)	10,640	1,971,362
Svenska Handelbanken (Class A Stock) (Sweden)	29,900	836,107
Sydbank A/S (Denmark)	4,906	234,585
U.S. Bancorp	328,632	10,828,425
UniCredito Italiano S.p.A (Italy)	375,667	3,355,309
Wachovia Corp.	119,600	6,129,500
Wells Fargo & Co.	530,700	18,664,720
Westpac Banking Corp. (Australia)	87,101	1,894,848

		117,035,176

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	119,800	7,964,304
Downer EDI Ltd. (Australia)	167,550	1,045,483
Experian Group Ltd. (Ireland)	20,266	255,040
Hays PLC (United Kingdom)	18,051	61,665
Huron Consulting Group, Inc.(a)	36,300	2,650,263
Labor Ready, Inc.(a)	101,200	2,338,732
Michael Page International PLC (United Kingdom)	41,662	437,699
Randstad Holdings NV (Netherlands)	12,377	979,624
Stericycle, Inc.(a)(b)	84,000	3,734,640
Vedior NV(Netherlands)	3,706	110,749
Waste Management, Inc.	17,200	671,660

		20,249,859

Communications Equipment — 1.2%
Cisco Systems, Inc.(a)	1,038,000	28,908,299
Harris Corp.	13,100	714,605
Nokia Corp. OYJ (Finland)	90,564	2,543,516
QUALCOMM, Inc.	273,700	11,875,843
Telent PLC (United Kingdom)	4,705	48,658
Uniden Corp. (Japan)	12,000	87,911

		44,178,832

Computers & Peripherals — 2.4%
Apple Computer, Inc.(a)	7,500	915,300
EMC Corp.(a)(b)	1,075,900	19,473,790

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Computers & Peripherals (cont’d.)
Hewlett-Packard Co.	683,565	$30,500,670
International Business Machines Corp.(b)	366,600	38,584,650
Wincor Nixdorf AG (Germany)	2,344	213,731

		89,688,141

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	8,687	552,304
COMSYS Holdings Corp. (Japan)	37,000	428,824
Fomento de Construcciones y Contratas SA (Spain)	1,708	153,666
Granite Construction, Inc.	16,900	1,084,642
JGC Corp.	8,000	150,091
Quanta Services, Inc.(b)	64,600	1,981,283
Sacyr Vallehermoso SA (Spain)	9,440	452,881
YIT OYJ (Finland)	3,504	109,969

		4,913,660

Construction Materials — 0.3%
CRH PLC (Ireland)	3,331	164,615
Eagle Materials, Inc.	81,800	4,012,290
Fletcher Building Ltd. (New Zealand)	32,306	307,572
Headwaters, Inc.(a)(b)	33,400	576,818
Holcim Ltd. (Switzerland)	6,513	703,388
Italcementi S.p.A (Italy)	10,835	334,524
Lafarge SA (France)	13,942	2,540,971
Vulcan Materials Co.(b)	26,100	2,989,494

		11,629,672

Consumer Finance — 0.2%
American Express Co.	46,300	2,832,634
Capital One Financial Corp.	12,400	972,656
Cash America International, Inc.	5,800	229,970
Nelnet, Inc. (Class A Stock)	19,000	464,360
ORIX Corp. (Japan)	6,810	1,794,798
World Acceptance Corp.(a)	14,600	623,858

		6,918,276

Containers & Packaging
Ball Corp.	34,900	1,855,633

Distributors
Jardine Cycle & Carriage Ltd.	31,000	317,949
Pacific Brands Ltd. (Australia)	263,185	769,794

		1,087,743

Diversified Consumer Services
ITT Educational Services, Inc.(a)	3,100	363,878
Jackson Hewitt Tax Service, Inc.	48,100	1,352,091

		1,715,969

Diversified Financial Services — 3.5%
Bank of America Corp.	909,582	44,469,465
Challenger Financial Services Group Ltd. (Australia)	103,013	509,161
CIT Group, Inc.	7,200	394,776
Citigroup, Inc.	603,562	30,956,695
Fortis (Belgium)	66,147	2,803,563
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	56,000	791,385
ING Groep NV (Netherlands)	67,982	2,992,147
JPMorgan Chase & Co.	801,894	38,851,765
Moody’s Corp.	149,500	9,298,900
OKO Bank PLC (Finland)	36,624	678,630
Singapore Exchange Ltd. (Singapore)	16,000	102,433

		131,848,920

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	965,347	$40,061,901
Belgacom SA (Belgium)	41,141	1,820,837
BT Group PLC (United Kingdom)	210,438	1,400,580
CenturyTel, Inc.	149,300	7,323,165
France Telecom SA (France)	56,272	1,543,340
Nippon Telegraph & Telephone Corp. (Japan)	335	1,488,284
Swisscom AG (Switzerland)	4,947	1,691,284
Telecom Corp. of New Zealand Ltd. (New Zealand)	538,279	1,904,656
Telecom Italia S.p.A (Italy)	700,056	1,551,496
Telefonica SA (Spain)	25,305	563,139
TeliaSonera AB (Sweden)	30,500	223,752
Verizon Communications, Inc.	393,788	16,212,252
Windstream Corp.	94,800	1,399,248

		77,183,934

Electric Utilities — 0.9%
American Electric Power Co., Inc.	190,800	8,593,633
CLP Holdings Ltd. (Hong Kong)	54,500	365,578
Contact Energy Ltd.	77,938	541,340
Duke Energy Corp.	273,900	5,012,370
E.On AG (Germany)	26,290	4,389,448
Enel S.p.A (Italy)	15,300	164,460
Energias de Portugal SA (Portugal)	208,337	1,152,027
FirstEnergy Corp.(b)	97,800	6,330,594
Hokkaido Electric Power Co., Inc. (Japan)	55,500	1,205,787
Pinnacle West Capital Corp.	32,200	1,283,170
Portland General Electric Co.	10,900	299,096
Progress Energy, Inc.(b)	77,700	3,542,343
Southern Co.(b)	30,200	1,035,558
Tokyo Electric Power Co., Inc. (The) (Japan)	51,300	1,649,933

		35,565,337

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	66,388	1,496,902
Acuity Brands, Inc.(b)	62,400	3,761,472
Emerson Electric Co.	292,400	13,684,320
Genlyte Group, Inc. (a)(b)	10,000	785,400
Renewable Energy Corp AS (Norway)(a)	2,500	96,821
Rockwell Automation, Inc.	93,700	6,506,528
Schneider Electric SA (France)	15,573	2,181,906

		28,513,349

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)(b)	344,700	13,250,268
Kyocera Corp. (Japan)	10,100	1,077,880
L-1 Identity Solutions, Inc.(a)(b)	77,700	1,588,965
TDK Corp. (Japan)	22,200	2,149,230
Venture Co. Ltd. (Singapore)	22,000	225,641
Yaskawa Electric Corp. (Japan)	17,000	193,852

		18,485,836

Energy Equipment & Services — 1.4%
Dresser-Rand Group, Inc.(a)	60,700	2,397,650
FMC Technologies, Inc.(a)	10,200	808,044
Fugro NV-CVA (Netherlands)	5,443	344,825
Halliburton Co.(b)	561,900	19,385,550
Hornbeck Offshore Services, Inc.(a)(b)	104,600	4,054,296
Noble Corp.	131,400	12,814,128
Petroleum Geo-Services ASA(Norway)(a)	2,827	70,592
Schlumberger Ltd. (Netherlands Antilles)(b)	42,700	3,626,938

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Energy Equipment & Services (cont’d.)
SeaDrill Ltd. (Bermuda)(a)	7,800	$167,332
Transocean, Inc. (Cayman Islands)(a)	82,400	8,732,752
WorleyParsons Ltd. (Australia)	70,512	2,032,528

		54,434,635

Food & Staples Retailing — 1.5%
Axfood AB (Sweden)	7,600	268,805
Casino Guichard-Perrachon SA (France)	12,240	1,237,662
Colruyt SA (Belgium)	1,242	259,241
J. Sainsbury PLC (United Kingdom)	92,968	1,086,769
Jeronimo Martins SGPS SA (Portugal)	19,135	113,074
Kroger Co. (The)	497,800	14,003,114
Safeway, Inc.	392,500	13,356,775
UNY Co. Ltd. (Japan)	10,000	118,904
Walgreen Co.	75,400	3,282,916
Wal-Mart Stores, Inc.	459,000	22,082,489
Woolworths Ltd. (Australia)	62,691	1,435,039

		57,244,788

Food Products — 1.2%
Archer-Daniels-Midland Co.	127,500	4,218,975
ConAgra Foods, Inc.	533,800	14,337,867
Dean Foods Co.(a)	19,700	627,839
East Asiatic Co. Ltd. A/S (Denmark)	8,750	481,223
Ebro Puleva SA (Spain)	48,714	1,047,215
Futuris Corp. Ltd. (Australia)	56,610	133,424
General Mills, Inc.	179,500	10,486,390
Goodman Fielder Ltd. (Australia)	230,483	474,832
McCormick & Co., Inc.	47,800	1,825,004
Nestle SA (Class B Stock) (Switzerland)	5,368	2,039,698
Pilgrim’s Pride Corp.	67,700	2,584,109
Sanderson Farms, Inc.(b)	21,200	954,424
Suedzucker AG (Germany)	75,597	1,676,305
Unilever NV (Netherlands)	91,505	2,839,750
Unilever PLC (United Kingdom)	62,819	2,028,416

		45,755,471

Gas Utilities
AGL Resources, Inc.	10,800	437,184
Gas Natural SDG SA (Spain)	10,136	615,817
Southwest Gas Corp.	11,700	395,577

		1,448,578

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc.	174,800	9,848,232
Becton, Dickinson & Co.	219,100	16,322,950
Haemonetics Corp.(a)	10,700	562,927
Integra LifeSciences Holdings Corp.(a)(b)	8,800	434,896
Medtronic, Inc.	9,600	497,856
Phonak Holding AG (Switzerland)	6,123	548,862

		28,215,723

Health Care Providers & Services — 1.6%
Aetna, Inc.	354,400	17,507,360
Cardinal Health, Inc.	19,900	1,405,736
Fresenius Medical Care AG & Co. KGaA (Germany)	5,980	274,858
LCA-Vision, Inc.(b)	13,000	614,380
UnitedHealth Group, Inc.	425,000	21,734,500
WellPoint, Inc.(a)	241,900	19,310,877

		60,847,711

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc. (Australia)	96,550	$2,826,019
Carnival PLC (United Kingdom)	2,851	136,254
Darden Restaurants, Inc.	145,500	6,400,545
Enterprise Inns PLC (United Kingdom)	44,067	607,187
Lottomatica SpA (Italy)	5,212	206,787
McDonald’s Corp.	321,100	16,299,036
Pinnacle Entertainment, Inc.(a)(b)	12,300	346,245
Wyndham Worldwide Corp.(a)	44,000	1,595,440
Yum! Brands, Inc.	390,400	12,773,888

		41,191,401

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	46,780	927,284
Bellway PLC (United Kingdom)	22,614	569,315
Black & Decker Corp. (The)	7,900	697,649
Bovis Homes Group PLC (United Kingdom)	14,332	255,751
Daito Trust Construction Co., Ltd. (Japan)	14,400	686,522
George Wimpey PLC (United Kingdom)	98,078	981,768
Makita Corp. (Japan)	15,300	680,967
Matsushita Electric Industrial Co. Ltd. (Japan)	100,000	1,985,786
Persimmon PLC (United Kingdom)	2,974	68,772
Sekisui Chemical Co. Ltd. (Japan)	49,000	379,265
Sekisui House Ltd. (Japan)	17,000	227,127
Sony Corp. (Japan)	19,500	1,002,517
Taylor Woodrow PLC (United Kingdom)	57,638	414,945

		8,877,668

Household Products — 1.2%
Henkel KGaA (Germany)	5,183	273,122
Kimberly-Clark Corp.	245,400	16,414,806
Procter & Gamble Co.(b)	447,305	27,370,593
Reckitt Benckiser PLC (United Kingdom)	46,355	2,537,730

		46,596,251

Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc.	106,100	9,248,737
International Power PLC (United Kingdom)	167,025	1,435,695
NRG Energy, Inc.(a)(b)	323,800	13,460,366

		24,144,798

Industrial Conglomerates — 2.1%
3M Co.	208,500	18,095,715
Cookson Group PLC (United Kingdom)	15,018	212,699
General Electric Co.	1,504,000	57,573,120
Orkla ASA (Class A Stock) (Norway)	126,900	2,392,685
Siemens AG (Germany)	9,959	1,426,146

		79,700,365

Insurance — 3.6%
ACE Ltd. (Cayman Islands)	182,000	11,378,640
Aegon NV (Netherlands)	99,504	1,958,439
Allianz AG (Germany)	18,076	4,215,276
Allstate Corp. (The)	289,000	17,776,390
American International Group, Inc.	426,535	29,870,247
Aviva PLC (United Kingdom)	133,120	1,976,130
AXA SA (France)	48,789	2,097,228
Chubb Corp. (The)	199,900	10,822,586
CNP Assurances (France)	2,207	282,009
Genworth Financial, Inc. (Class A Stock)	124,900	4,296,560
Hartford Financial Services Group, Inc.	13,800	1,359,438

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Insurance (cont’d.)
Legal & General Group PLC (United Kingdom)	141,000	$423,008
MBIA, Inc.	97,800	6,085,116
MetLife, Inc.	62,900	4,055,792
Muenchener Rueckversicherungs — Gesellschaft AG (Germany)	11,142	2,043,343
Old Mutual PLC (United Kingdom)	47,832	161,181
Royal & Sun Alliance Insurance Group (United Kingdom)	456,213	1,327,236
SAFECO Corp.(b)	115,000	7,159,900
SCOR (France)	2,911	79,019
Swiss Life Holding (Stitzerland)(a)	100	26,365
Swiss Reinsurance (Switzerland)	26,984	2,460,944
Travelers Cos., Inc. (The)	364,600	19,506,100
Unipol S.p.A. (Italy)	30,155	103,344
XL Capital Ltd. (Class A Stock)	52,300	4,408,367
Zurich Financial Services AG (Switzerland)	9,153	2,829,471

		136,702,129

Internet & Catalog Retail
Home Retail Group (United Kingdom)	112,201	1,028,799

Internet Software & Services — 0.5%
eBay, Inc.(a)	547,500	17,618,550
Google, Inc. (Class A Stock)(a)	4,700	2,459,886

		20,078,436

IT Services — 0.6%
Electronic Data Systems Corp.	219,200	6,078,416
Fiserv, Inc.(a)	228,900	13,001,520
NTT Data Corp. (Japan)	287	1,363,614
SYKES Enterprises, Inc.(a)	30,100	571,599

		21,015,149

Leisure Equipment & Products — 0.1%
FUJIFILM Holdings Corp. (Japan)	30,800	1,378,339
Mattel, Inc.	84,300	2,131,947
Nikon Corp. (Japan)	54,000	1,508,711
Yamaha Corp. (Japan)	31,900	663,261

		5,682,258

Life Sciences, Tools & Services — 0.5%
Applera Corp. — Applied Biosystems Group	150,700	4,602,378
Charles River Laboratories International, Inc.(a)	59,500	3,071,390
Invitrogen Corp.(a)	30,700	2,264,125
Waters Corp.(a)	133,300	7,912,688

		17,850,581

Machinery — 1.4%
Alfa Laval AB (Sweden)	4,200	253,051
Amada Co. Ltd. (Japan)	51,000	638,303
Charter PLC (United Kingdom)(a)	32,446	715,957
Crane Co.	11,800	536,310
Daifuku Co. Ltd. (Japan)	17,988	248,508
Deere & Co.	21,400	2,583,836
Dover Corp.	51,200	2,618,880
Eaton Corp.	89,500	8,323,499
EnPro Industries, Inc.(a)	6,900	295,251
Gardner Denver, Inc.(a)	92,000	3,914,600
Glory Ltd.	4,900	107,452
Hitachi Construction Machine (Japan)	20,200	703,821
Illinois Tool Works, Inc.	107,700	5,836,263
ITT Corp.(b)	51,600	3,523,248
Komatsu Ltd. (Japan)	88,000	2,558,701

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Machinery (cont’d.)
Komori Corp. (Japan)	28,000	$657,218
Konecranes OYJ (Finland)	3,050	127,459
MAN AG (Germany)	8,884	1,268,277
NSK Ltd. (Japan)	77,000	797,986
Parker Hannifin Corp.	139,100	13,619,280
Sandvik AB (Sweden)	25,207	508,014
Scania AB (Class B Stock) (Sweden)	12,871	313,928
Sumitomo Heavy Industries Ltd. (Japan)	13,000	147,501
Trelleborg AB (Class B Stock) (Sweden)	18,400	506,337
Volvo AB (Class B Stock) (Sweden)	45,000	894,711

		51,698,391

Marine — 0.1%
Cosco Corp Singapore Ltd. (Singapore)	61,000	149,038
Kawasaki Kisen Kaisha Ltd. (Japan)	35,000	428,386
Mitsui OSK Lines Ltd. (Japan)	170,000	2,311,309
Neptune Orient Lines Ltd. (Singapore)	225,000	779,030
Nippon Yusen Kabushiki Kaish (Japan)	47,000	431,732
Orient Overseas International Ltd. (Hong Kong)	13,000	127,021

		4,226,516

Media — 2.3%
CBS Corp. (Class B Stock)(b)	408,419	13,608,521
Citadel Broadcasting Corp.(b)	33,914	218,745
Comcast Corp. (Class A Stock)(a)(b)	117,773	3,311,777
Daily Mail & General Trust (United Kingdom)	8,592	131,391
Emap PLC (Class B Stock) (United Kingdom)	16,439	269,771
Eniro AB (Sweden)	14,800	187,703
Gestevision Telecinco SA (Spain)	5,203	147,206
Lagardere SCA (France)	11,128	965,116
Lamar Advertising Co.(a)	113,500	7,123,260
Marvel Entertainment, Inc.(a)(b)	68,200	1,737,736
McGraw-Hill Cos., Inc. (The)	30,700	2,090,056
Omnicom Group, Inc.(b)	40,000	2,116,800
Time Warner, Inc.	1,124,850	23,666,845
Viacom, Inc. (Class B Stock)(a)	185,400	7,718,202
Vivendi Universal SA (France)	68,593	2,950,715
Walt Disney Co.	676,000	23,078,640
Yell Group PLC (United Kingdom)	18,000	166,269

		89,488,753

Metals & Mining — 0.8%
Acerinox SA (Spain)	24,929	608,075
Alcoa, Inc.	239,200	9,694,777
Anglo American PLC (United Kingdom)	48,896	2,870,772
Arcelor Mittal (Netherlands)	11,500	718,206
BHP Billiton Ltd. (Australia)	13,666	405,860
BHP Billiton PLC (United Kingdom)	33,361	926,730
Hecla Mining Co.(a)	132,400	1,130,696
Nippon Steel Corp. (Japan)	169,000	1,191,407
Outokumpu OYJ (Finland)	34,000	1,143,550
Rautaruukki OYJ (Finland)	7,750	495,082
Rio Tinto PLC (United Kingdom)	39,715	3,038,349
Salzgitter AG (Germany)	5,180	992,750
Sumitomo Metal Industries Ltd. (Japan)	368,000	2,169,892
Sumitomo Metal Mining Co. Ltd. (Japan)	53,000	1,151,472
Thyssenkrupp AG (Germany)	40,662	2,406,499
Voestalpine AG (Austria)	3,169	266,388
Xstrata PLC (United Kingdom)	15,625	930,203

		30,140,708

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Multiline Retail — 0.9%
Harvey Norman Holdings Ltd. (Australia)	26,202	$117,513
J.C. Penney Co., Inc.	199,300	14,425,334
Kohl’s Corp.(a)	215,700	15,321,171
Macy’s, Inc.	50,600	2,012,868
Marks & Spencer Group PLC (United Kingdom)	113,014	1,419,356
Next PLC (United Kingdom)	4,539	182,228

		33,478,470

Multi-Utilities — 0.4%
Centrica PLC (United Kingdom)	235,885	1,832,657
Consolidated Edison, Inc.(b)	180,800	8,157,695
National Grid PLC (United Kingdom)	150,205	2,216,321
NiSource, Inc.	61,300	1,269,523
RWE AG (Germany)	2,018	214,070

		13,690,266

Office Electronics — 0.4%
Canon, Inc. (Japan)	34,050	1,999,444
Ricoh Co. Ltd. (Japan)	56,000	1,296,244
Xerox Corp.(a)	739,400	13,664,111

		16,959,799

Oil, Gas & Consumable Fuels — 5.8%
BP PLC (United Kingdom)	525,868	6,327,409
Caltex Australia Ltd. (Australia)	14,035	281,647
Chesapeake Energy Corp.	170,000	5,882,000
Chevron Corp.	536,156	45,165,782
Cimarex Energy Co.(b)	61,400	2,419,774
ConocoPhillips (Class B Stock)	180,534	14,171,919
ENI S.p.A (Italy)	57,232	2,075,084
Exxon Mobil Corp.	972,416	81,566,255
Marathon Oil Corp.(b)	241,400	14,474,344
Neste Oil OYJ (Finland)	35,894	1,406,559
Nippon Mining Holdings, Inc. (Japan)	100,000	960,000
Nippon Oil Corp. (Japan)	234,000	2,177,982
Noble Energy, Inc.	74,000	4,616,860
Occidental Petroleum Corp.	124,600	7,211,848
Repsol YPF SA (Spain)	21,832	864,297
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	90,079	3,755,034
Royal Dutch Shell PLC (United Kingdom)	55,023	2,240,038
Santos Ltd. (Australia)	76,018	898,409
Singapore Petroleum Co. Ltd. (Singapore)	170,000	638,576
Sunoco, Inc.	138,100	11,003,808
Total SA (France)	49,230	3,991,481
Valero Energy Corp.	105,300	7,777,458

		219,906,564

Paper & Forest Products — 0.2%
International Paper Co.(b)	133,100	5,197,555
Svenska Cellulosa AB (Sca) (Class B Stock) (Sweden)	60,800	1,016,755

		6,214,310

Personal Products
Nu Skin Enterprises, Inc. (Class A Stock)	13,600	224,400
Oriflame Cosmetics SA (Luxembourg)	12,250	575,050

		799,450

Pharmaceuticals — 4.3%
Abbott Laboratories	182,400	9,767,520
Allergan, Inc.(b)	108,800	6,271,232
AstraZeneca PLC (United Kingdom)	65,919	3,532,656

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Pharmaceuticals (cont’d.)
Eli Lilly & Co.	279,400	$15,612,872
GlaxoSmithKline PLC (United Kingdom)	152,103	3,962,283
Johnson & Johnson	568,098	35,006,200
King Pharmaceuticals, Inc.(a)(b)	388,700	7,952,802
Kyowa Hakko Kogyo Co. Ltd. (Japan)	10,000	94,457
Merck & Co., Inc.	375,200	18,684,960
Novartis AG (Switzerland)	26,732	1,500,750
Novo Nordisk A/S (Class B Stock) (Denmark)	2,650	288,254
Orion OYJ (Finland)	10,224	255,867
Pfizer, Inc.	1,525,565	39,008,698
Roche Holding AG-Genusshein (Switzerland)	18,589	3,293,721
Sanofi-Aventis (France)	27,430	2,215,996
Takeda Pharmaceutical Co. Ltd. (Japan)	9,900	640,032
Wyeth	279,300	16,015,062

		164,103,362

Real Estate Investment Trusts — 0.3%
Ashford Hospitality Trust, Inc.	50,400	592,704
British Land Co. PLC (United Kingdom)	9,755	261,037
Centro Properties Group	18,672	134,556
First Industrial Realty Trust, Inc.(b)	49,500	1,918,620
General Growth Properties, Inc.	5,600	296,520
General Property Trust (Australia)	91,264	360,562
ING Industrial Fund	410,513	814,399
Land Securities Group PLC (United Kingdom)	7,291	253,913
Lexington Corporate Properties Trust(b)	24,500	509,600
Mirvac Group (Australia)	149,661	723,233
Newcastle Investment Corp.	80,300	2,013,121
ProLogis	2,700	153,630
Thornburg Mortgage, Inc.(b)	186,000	4,869,481

		12,901,376

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	58,000	759,566
City Developments Ltd. (Singapore)	25,000	282,541
Jones Lang Lasalle, Inc.	19,600	2,224,599
Lend Lease Corp. Ltd. (Australia)	25,907	407,213
Meinl European Land Ltd. (Austria)(a)	5,901	169,141
Swire Pacific Ltd. (Hong Kong)	40,000	444,547
Tokyo Tatemono Co., Ltd. (Japan)	7,000	87,383
UOL Group Ltd. (Singapore)	36,000	136,404
Wharf Holdings Ltd. (Hong Kong)	256,000	1,023,123

		5,534,517

Road & Rail — 0.1%
Asciano Group (Australia)(a)	5,957	51,160
JB Hunt Transport Services, Inc.	95,500	2,800,061
Seino Holdings Co. Ltd. (Japan)	14,000	132,694

		2,983,915

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Energy Industries, Inc.(a)	32,100	727,386
Altera Corp.	205,000	4,536,650
ASML Holding NV (Netherlands)(a)	25,762	707,820
Exar Corp.(a)	50,900	682,060
Intel Corp.	437,200	10,387,872
Kla-Tencor Corp.(b)	221,600	12,176,919
Lam Research Corp.(a)(b)	120,900	6,214,260
Netlogic Microsystems, Inc.(a)(b)	18,800	598,592
Silicon Image, Inc.(a)	120,200	1,031,316

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Semiconductors & Semiconductor Equipment (cont’d.)
Sumco Corp. (Japan)	38,800	$1,950,636
Teradyne, Inc.(a)(b)	418,100	7,350,198
Texas Instruments, Inc.	318,500	11,985,155
Tokyo Electron Ltd. (Japan)	26,600	1,961,649
Xilinx, Inc.	168,300	4,505,391
Zoran Corp.(a)	34,700	695,388

		65,511,292

Software — 2.3%
BMC Software, Inc.(a)	28,700	869,610
Business Objects SA (France)(a)	9,122	356,324
Intuit, Inc.(a)	37,700	1,134,016
Microsoft Corp.	1,676,000	49,391,719
MicroStrategy, Inc. (Class A Stock)(a)(b)	13,500	1,275,615
Nintendo Co. Ltd. (Japan)	2,000	732,589
Oracle Corp.(a)	1,015,400	20,013,534
Symantec Corp.(a)	586,600	11,849,320

		85,622,727

Specialty Retail — 0.9%
Aeropostale, Inc.(a)	221,800	9,244,624
American Eagle Outfitters, Inc.	262,900	6,746,014
AnnTaylor Stores Corp.(a)	12,100	428,582
Aoyama Trading Co. Ltd. (Japan)	8,400	258,567
Asbury Automotive Group	41,800	1,042,910
Autobacs Seven Co. Ltd. (Japan)	1,900	59,411
Gymboree Corp.(a)	129,000	5,083,890
Hennes & Mauritz AB (Class B Stock) (Sweden)	12,150	718,381
Home Depot, Inc.	214,650	8,446,478
J Crew Group, Inc.(a)(b)	29,700	1,606,473
Rent-A-Center, Inc.(a)	17,900	469,517
Sherwin-Williams Co. (The)	9,100	604,877

		34,709,724

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)	57,900	2,743,881
Jones Apparel Group, Inc.	114,800	3,243,100
Kellwood Co.	26,300	739,556
Nisshinbo Industries, Inc. (Japan)	18,000	251,744
Onward Kashiyama Co. Ltd. (Japan)	31,000	396,045
Swatch Group AG (Switzerland)	11,058	625,443

		7,999,769

Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp.(b)	164,400	5,975,940
Freddie Mac(b)	93,900	5,699,730
Hypo Real Estate Holding AG (Germany)	2,719	175,731
MGIC Investment Corp.	5,100	289,986
Washington Mutual, Inc.(b)	41,300	1,761,032

		13,902,419

Tobacco — 0.8%
Altria Group, Inc.(b)	187,100	13,123,194
British American Tobacco PLC (United Kingdom)	19,479	664,341
Imperial Tobacco Group PLC (United Kingdom)	55,194	2,544,772
Reynolds American, Inc.(b)	210,600	13,731,119
Swedish Match AB (Sweden)	24,600	474,532

		30,537,958

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Trading Companies & Distributors — 0.4%
Itochu Corp. (Japan)	130,000	$1,507,736
Marubeni Corp. (Japan)	131,000	1,079,919
Mitsubishi Corp. (Japan)	11,600	304,309
Mitsui & Co. Ltd. (Japan)	116,000	2,312,934
MSC Industrial Direct Co.(b)	54,700	3,008,500
Sumitomo Corp. (Japan)	66,000	1,206,091
W.W. Grainger, Inc.	79,200	7,369,560

		16,789,049

Transportation Infrastructure — 0.1%
Hopewell Holdings (Hong Kong)	57,000	232,543
Kamigumi Co. Ltd. (Japan)	31,000	268,897
Macquarie Infrastructure Group (Australia)	601,758	1,836,619

		2,338,059

Wireless Telecommunication Services — 0.5%
Cosmote Mobile Telecommunications SA (Germany)	16,860	520,147
Sprint Nextel Corp.(b)	631,300	13,074,223
Vodafone Group PLC (United Kingdom)	1,794,633	6,013,477

		19,607,847

TOTAL COMMON STOCK (cost $2,031,273,320)		2,468,427,058

PREFERRED STOCK — 0.1%
Automobiles
Porsche AG (Germany) (cost $1,624,285)	1,366	2,438,035

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS — 24.9%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc.,(h) Notes, 144A
4.75%	08/15/10	Baa2	$2,150	$2,102,369
Boeing Capital Corp.,(b) Sr. Notes
6.10%	03/01/11	A2	925	945,087
Goodrich Corp., Notes
6.80%	07/01/36	Baa2	1,018	1,053,546
Lockheed Martin Corp., Notes, Ser. B
6.15%	09/01/36	Baa1	120	119,665
Northrop Grumman Corp., Gtd. Notes
7.125%	02/15/11	Baa1	3,500	3,671,184
Raytheon Co., Notes
4.50%	11/15/07	Baa1	177	176,380
Sr. Notes
5.50%	11/15/12	Baa1	595	592,712

				8,660,943

Airlines — 0.1%
American Airlines, Inc.,(b) Pass-thru Certs.
6.817%	05/23/11	Ba1	2,520	2,513,700

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Airlines (Cont’d.)
Continental Airlines, Inc., Pass-thru Certs.
6.648%	09/15/17	Baa2	$382	$385,152
Southwest Airlines Co., Notes
6.50%	03/01/12	Baa1	1,005	1,029,957

				3,928,809

Asset Backed Securities — 0.8%
American Express Credit Account Master Trust,(g)(h) Ser. 2004-4, Class C, 144A
5.79%	03/15/12	Baa1	1,170	1,173,108
Ser. 2004-C, Class C, 144A
5.82%	02/15/12	Baa1	458	458,608
Amortizing Residential Collateral Trust,(g) Ser. 2002-BC7 M2
6.67%	10/25/32	AA+(f)	125	124,904
Ser. 2002-BC9 M1
6.97%	12/25/32	Aa2	2,498	2,499,711
Bank of America Credit Card Trust,(g) Ser. 2006-C5, Class C5
5.72%	01/15/16	Baa2	3,209	3,213,982
Bank One Issuance Trust, Ser. 2003-C1, Class C1
4.54%	09/15/10	Baa2	1,820	1,809,835

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Asset Backed Securities (cont’d.)
CDC Mortgage Capital Trust,(g) Ser. 2002-HE3, Class M1
6.97%	03/25/33	Aa2	$926	$926,579
Centex Home Equity,(g) Ser. 2005-A, Class M2
5.82%	01/25/35	Aa2	1,790	1,797,057
Citibank Credit Card Insurance Trust,(g) Ser. 2006-C1, Class C1
5.72%	02/20/15	Baa2	1,350	1,355,259
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB6, Class A3
5.12%	07/25/35	Aaa	1,400	1,342,916
Equity One ABS, Inc., Ser. 2004-3, Class M1
5.70%	07/25/34	Aa2	1,280	1,264,048
First Franklin Mortgage Loan Trust,(g) Ser. 2005-FFH1, Class M2
5.84%	06/25/36	Aa2	1,450	1,459,691
Household Home Equity Loan Trust,(g) Ser. 2005-2, Class M2
5.81%	01/20/35	Aa1	610	610,049
MBNA Master Credit Card Trust, Ser. 1999-J, Class A
7.00%	02/15/12	Aaa	1,830	1,894,507
Morgan Stanley ABS Capital I,(g) Ser. 2004-NC3, Class M2
6.42%	03/25/34	A2	1,419	1,421,126
Morgan Stanley Dean Witter Capital I,(g) Ser. 2002-HE1, Class M1
6.22%	07/25/32	Aa2	1,704	1,704,765
Ser. 2002-NC2, Class M2, 144A(h)(i)
7.645%	04/25/32	A(f)	387	344,497
Ser. 2002-NC4, Class M1
6.595%	09/25/32	Aaa	1,348	1,347,941
Prestige Auto Receivables Trust,(h) Ser. 2004-1, Class A2, 144A
3.69%	06/15/11	Aaa	337	335,930
Saxon Asset Securities Trust,(g) Ser. 2005-2, Class M2
5.76%	10/25/35	Aa2	1,170	1,173,917
Securitized Asset Backed Receivables LLC,(g) Ser. 2004-OP1, Class M1
5.83%	02/25/34	Aa2	1,325	1,326,853
Ser. 2006-FR3, Class A3
5.57%	05/25/36	Aaa	1,100	1,107,942
SVO VOI Mortgage Corp.,(h) Ser. 2005-AA, Class A, 144A
5.25%	02/20/21	Aaa	681	673,660
WFS Financial Owner Trust, Ser. 2004-4, Class D
3.58%	05/17/12	A2	428	423,826

				29,790,711

Automotive — 0.1%
DaimlerChrysler Co. LLC, Gtd. Notes
12.375%	05/01/20	Baa1	510	832,719

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Automotive (cont’d.)
Johnson Controls, Inc., Sr. Notes
5.50%	01/15/16	Baa1	$245	$237,227
Oshkosh Truck Corp.,(i) Bank Loan
7.11%	12/06/13	Ba3	1,990	1,995,754

				3,065,700

Banking — 0.6%
Banco Bradesco (Cayman Islands), Notes
8.75%	10/24/13	A2	1,760	1,984,400
Bank of America Corp., Sub. Notes
5.75%	08/15/16	Aa2	1,775	1,751,346
Bank of America NA, Sub. Notes
5.30%	03/15/17	Aa1	930	888,043
6.00%(b)	10/15/36	Aa1	410	395,726
Bank One Corp., Sub. Notes
7.875%	08/01/10	Aa3	2,250	2,402,537
Citigroup, Inc., Sub. Notes
5.00%	09/15/14	Aa2	454	431,873
5.625%	08/27/12	Aa2	2,800	2,800,596
6.125%	08/25/36	Aa2	570	559,693
Depfa ACS Bank (Ireland),(h) Notes, 144A
5.125%	03/16/37	Aaa	1,380	1,264,509
First Union National Bank, Sub. Notes
7.80%	08/18/10	Aa2	2,100	2,229,112
HSBC Bank USA, Sr. Notes
3.875%	09/15/09	Aa2	250	242,237
ICICI Bank Ltd. (India),(g)(h) Notes, 144A
5.895%	01/12/10	Baa2	2,385	2,388,978
ICICI Bank Ltd. (Singapore),(h) Notes, 144A
5.75%	11/16/10	Baa2	1,410	1,401,822
J.P. Morgan Chase & Co., Capital XVIII, Series R
6.95%	08/17/36	Aa3	690	697,448
Sub. Notes
4.60%	01/17/11	Aa2	720	699,961
6.50%	01/15/09	Aa3	1,100	1,113,318
Mizuho Finance Ltd. (Cayman Islands),(h) Bank Gtd. Notes, 144A
5.79%	04/15/14	Aa3	815	813,666
MUFG Capital Finance 1 Ltd., (Cayman Islands),(g) Gtd. Notes
6.346%	07/25/49	A2	800	782,734

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Banking (cont’d.)
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes
7.625%	09/14/10	Aa2	$695	$739,549
Wells Fargo Bank, Sub. Notes
4.75%	02/09/15	Aa1	585	548,568
6.45%	02/01/11	Aa1	65	67,021

				24,203,137

Brokerage — 0.3%
Bear Stearns Co., Inc. (The), Sr. Notes(b)
5.35%	02/01/12	A1	850	834,076
Unsec. Notes
5.30%	10/30/15	A1	515	488,053
Goldman Sachs Group, Inc. (The), Sub. Notes
5.625%	01/15/17	A1	1,190	1,140,511
6.45%	05/01/36	A1	1,615	1,585,791
Lehman Brothers Holdings, Inc.,(b) Sr. Notes
5.25%	02/06/12	A1	1,715	1,685,723
Merrill Lynch & Co., Inc., Notes
4.25%	02/08/10	Aa3	1,170	1,137,623
4.79%	08/04/10	Aa3	295	289,076
5.00%	01/15/15	Aa3	615	582,437
Notes, M.T.N.(b)
5.77%	07/25/11	Aa3	520	524,932
Morgan Stanley, Notes
5.30%	03/01/13	Aa3	845	828,246
5.45%	01/09/17	Aa3	355	336,129
5.55%	04/27/17	Aa3	670	642,807
Sr. Unsec., M.T.N.
5.75%	10/18/16	Aa3	1,300	1,269,984
Sub. Notes
4.75%	04/01/14	A1	1,170	1,092,592

				12,437,980

Building Materials & Construction — 0.2%
American Standard, Inc., Gtd. Notes
7.625%	02/15/10	Baa3	770	805,473
Centex Corp., Sr. Unsec. Notes
6.50%	05/01/16	Baa2	325	312,540
Hanson PLC (United Kingdom), Sr. Unsub. Notes
7.875%	09/27/10	Baa1	1,000	1,067,414
K Hovnanian Enterprises, Inc.,(b) Gtd. Notes
10.50%	10/01/07	Ba3	4,030	4,065,263
Lafarge SA (France), Notes
6.15%	07/15/11	Baa2	910	925,186

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Building Materials & Construction (cont’d.)
Pulte Homes, Inc., Sr. Notes
5.25%	01/15/14	Baa3	$20	$18,302
Ryland Group, Inc. (The), Sr. Notes
5.375%	06/01/08	Baa3	440	438,959

				7,633,137

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes
9.455%	11/15/22	Baa2	255	323,634
Comcast Corp., Gtd. Notes
6.45%	03/15/37	Baa2	780	751,705
Sr. Unsec. Notes
6.50%	11/15/35	Baa2	450	436,207
Cox Communications, Inc., Notes, Class A
6.75%	03/15/11	Baa3	950	983,127
7.875%	08/15/09	Baa3	1,275	1,332,593
CSC Holdings, Inc., Sr. Notes
7.875%	12/15/07	B2	1,970	1,982,313
Insight Midwest Holdings LLC,(i) Bank Loan
6.60%	10/06/13	Ba3	1,800	1,802,813
Time Warner Cable, Inc.,(h) Sr. Unsec., 144A
5.40%	07/02/12	Baa2	2,510	2,464,880
5.85%	05/01/17	Baa2	35	34,043
6.55%(b)	05/01/37	Baa2	935	903,684

				11,014,999

Capital Goods — 0.2%
Caterpillar Financial Services Corp., Notes, M.T.N.
5.50%	03/15/16	A2	825	809,497
Caterpillar, Inc., Debs.
7.25%	09/15/09	A2	700	726,321
DP World Ltd.,(h) Bonds, 144A
6.85%	07/02/37	A1	1,680	1,682,520
ERAC USA Finance Co.,(h) Gtd. Notes, 144A
7.35%	06/15/08	Baa2	1,950	1,976,687
FedEx Corp., Gtd. Notes
7.25%	02/15/11	Baa2	400	420,601
Honeywell International, Inc., Sr. Unsec. Notes.
5.70%	03/15/37	A2	140	128,941
Sr. Unsub. Notes
6.125%	11/01/11	A2	1,095	1,120,485

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Capital Goods (cont’d.)
United Technologies Corp., Debs.
8.875%	11/15/19	A2	$460	$572,946
Notes
6.35%	03/01/11	A2	825	848,937

				8,286,935

Chemicals — 0.1%
Dow Chemical Co. (The), Debs.
5.97%	01/15/09	A3	390	391,698
Sr. Notes
6.125%	02/01/11	A3	685	694,528
Equistar Chemicals Funding LP, Gtd. Notes
10.125%	09/01/08	B1	1,125	1,170,000
ICI Wilmington, Inc., Gtd. Notes
5.625%	12/01/13	Baa2	720	707,433
Lubrizol Corp., Sr. Notes
4.625%	10/01/09	Baa3	860	843,130
Union Carbide Corp., Debs.
7.50%	06/01/25	Ba2	460	469,851

				4,276,640

Collateralized Mortgage Obligations — 0.5%
Banc of America Mortgage Securities, Inc.,(g) Ser. 2005-A, Class 2A1
4.46%	02/25/35	Aaa	1,486	1,455,085
Ser. 2005-B, Class 2A1
4.388%	03/25/35	Aaa	1,074	1,050,941
Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1
6.00%	01/25/36	Aaa	4,212	4,198,996
Chase Mortgage Finance Corp.,(g) Ser. 2007-A1 Class 1A5
4.359%	02/25/37	Aaa	4,843	4,796,766
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1
5.25%	09/25/19	Aaa	1,660	1,610,841
JP Morgan Mortgage Trust,(g) Ser. 2007-A1, Class 4A1
4.071%	07/25/35	Aaa	2,877	2,816,443
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1
5.00%	04/25/19	Aaa	553	530,369
Structured Adjustable Rate Mortgage Loan,(g) Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	1,027	1,022,814
Washington Mutual Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A
5.00%	03/25/20	AAA(f)	624	610,416

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Collateralized Mortgage Obligations (cont’d.)
Washington Mutual, Inc.,(g) Ser. 2002-AR15, Class A5
4.38%	12/25/32	Aaa	$478	$475,156

				18,567,827

Commercial Mortgage Backed Securities — 3.2%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(f)
4.873%	03/11/41	AAA(f)	2,500	2,420,579
Ser. 2004-2, Class A4
4.153%	11/10/38	Aaa	2,800	2,666,298
Ser. 2005-1, Class ASB(g)
5.003%	11/10/42	AAA(f)	900	881,589
Ser. 2006-2, Class A4(g)
5.93%	05/10/45	AAA(f)	2,300	2,293,135
Ser. 2007-1, Class A4
5.451%	01/15/49	Aaa	3,600	3,482,261
Bear Stearns Commercial Mortgage Securities,(g) Ser. 2004-T16, Class A-6
4.75%	02/13/46	AAA(f)	4,500	4,227,815
Ser. 2005-T18, Class AAB
4.823%	02/13/42	Aaa	1,775	1,698,332
Ser. 2005-T20, Class AAB
5.286%	10/12/42	Aaa	2,400	2,345,762
Commercial Mortgage Pass-Through Certificate, I/O,(g)(h) Ser. 2004-LB2A, Class X2, 144A
0.956%	03/10/39	AAA(f)	12,256	291,466
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(g)
5.558%	02/15/39	AAA(f)	2,700	2,648,044
Ser. 2006-C4, Class A3
5.467%	09/15/39	Aaa	4,100	3,978,070
Ser. 2006-C5, Class A3
5.311%	12/15/39	Aaa	1,790	1,716,068
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4
4.835%	07/15/36	Aaa	880	851,266
Ser. 2004-C4, Class A4
4.283%	10/15/39	Aaa	1,400	1,332,416
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B
7.62%	06/10/33	AAA(f)	2,686	2,814,070
General Electric Capital Commercial Mortgage Corp., I/O,(g)(h) Ser. 2004-C2, Class X2, 144A
0.752%	03/10/40	Aaa	22,494	393,236
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A4
4.111%	07/05/35	Aaa	7,700	7,113,641
Ser. 2007-GG9, Class A4
5.444%	03/10/39	Aaa	4,430	4,288,764
GS Mortgage Securities Corp. II(g), Ser. 2006-GG6, Class AAB
5.587%	04/10/38	AAA(f)	6,650	6,579,679

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Commercial Mortgage Backed Securities (cont’d.)
JP Morgan Chase & Co.,(g) Ser. 2005-CB13, Class A4
5.472%	01/12/43	Aaa	$2,340	$2,268,180
Ser. 2005-LDP5, Class A4
5.345%	12/15/44	Aaa	5,000	4,830,195
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB
4.659%	07/15/42	Aaa	6,350	6,061,771
Ser. 2005-LDP4, Class A4(g)
4.918%	10/15/42	Aaa	2,500	2,355,626
Ser. 2006-CB16, Class ASB
5.523%	05/12/45	Aaa	3,900	3,846,001
Ser. 2006-CB17, Class A4
5.429%	12/12/43	Aaa	4,750	4,597,540
Ser. 2006-LDP6, Class X2, I/O,(g)
0.25%	04/15/43	Aaa	146,963	776,566
Ser. 2006-LDP8, Class ASB
5.37%	05/15/45	Aaa	3,700	3,614,776
JP Morgan Commercial Mortgage Finance Corp., Ser. 2000-C10, Class A2
7.371%	08/15/32	Aaa	7,669	7,952,774
Ser. 2003-CB6, Class A2
5.255%	07/12/37	Aaa	2,100	2,051,158
KeyCorp., Ser. 2000-C1, Class A2
7.727%	05/17/32	Aaa	8,400	8,770,149
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3
4.83%	11/15/27	Aaa	1,460	1,416,126
Ser. 2004-C6, Class A5(g)
4.826%	08/15/29	AAA(f)	3,910	3,764,763
Ser. 2006-C3 A4(g)
5.661%	03/15/39	Aaa	4,580	4,524,616
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3
4.615%	08/12/39	Aaa	2,000	1,910,373
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)
6.105%	06/12/46	Aaa	1,795	1,808,349
Ser. 2007-5, Class A4
5.378%	08/12/48	Aaa	3,500	3,363,853
Morgan Stanley Capital I, Ser. 2006-IQ11 A4
5.945%	10/15/42	AAA(f)	2,600	2,589,391
Ser. 2007-HQ11, Class AAB(g)
5.445%	02/12/44	Aaa	4,600	4,493,727

				123,018,425

Consumer — 0.1%
Procter & Gamble Co., Sr. Notes
5.55%	03/05/37	Aa3	1,510	1,420,188
Western Union Co., Notes
5.93%	10/01/16	A3	585	570,744

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Consumer (cont’d.)
Whirlpool Corp., Notes
6.125%	06/15/11	Baa2	$965	$973,278

				2,964,210

Electric — 0.7%
Appalachian Power Co., Sr. Notes, Ser. J
4.40%	06/01/10	Baa2	620	598,779
Arizona Public Service Co., Sr. Unsec. Notes
6.375%	10/15/11	Baa2	1,305	1,330,453
Unsec. Notes
6.25%	08/01/16	Baa2	175	175,771
Baltimore Gas & Electric Co.,(h) Sr. Unsec. Notes, 144A
6.35%	10/01/36	Baa2	550	544,664
Carolina Power & Light Co., First Mtge.
5.25%	12/15/15	A2	525	505,408
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	735,852
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	633,467
Con Edison Co. of New York, Sr. Unsec. Notes
5.375%	12/15/15	A1	730	707,831
Consumers Energy Co., First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa1	325	319,832
Dominion Resources, Inc., Sr. Notes, Ser. D
5.125%	12/15/09	Baa2	970	963,061
Duke Energy Carolinas LLC, Sr. Unsub. Notes
6.10%	06/01/37	A3	960	949,131
El Paso Electric Co., Sr. Unsec. Notes
6.00%	05/15/35	Baa2	670	628,457
Empresa Nacional de Electricidad S.A. (Chile), Bonds, Ser. B
8.50%	04/01/09	Baa3	1,070	1,119,320
Notes
8.625%	08/01/15	Baa3	1,295	1,488,889
Energy East Corp., Notes
6.75%	09/15/33	Baa2	145	149,088
Exelon Corp., Notes
4.90%	06/15/15	Baa2	155	142,640
FirstEnergy Corp., Notes, Ser. C
7.375%	11/15/31	Baa3	615	665,768
Florida Power & Light Co., First Mtge.
5.95%	10/01/33	Aa3	295	289,477

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Georgia Power Co., Unsub. Notes
5.70%	06/01/17	A2	$495	$488,533
Indiana Michigan Power Co., Sr. Notes
5.05%	11/15/14	Baa2	460	431,532
Midamerican Energy Hldgs Co.,(h) Sr. Unsec. Notes, 144A
5.95%	05/15/37	Baa1	420	395,833
National Rural Utilities Cooperative Finance Corp., Notes, Ser. C M.T.N.
7.25%	03/01/12	A2	185	197,105
Nevada Power Co., Mtge. Bonds, Ser. O
6.50%	05/15/18	Ba1	1,080	1,091,197
NiSource Finance Corp., Gtd. Notes
5.25%	09/15/17	Baa3	245	226,372
5.45%	09/15/20	Baa3	350	316,585
NRG Energy,(i) Bank Loan
7.11%	02/01/13	Ba1	439	436,988
7.11%	02/01/13	Ba1	1,058	1,052,605
7.86%	06/08/14	B2	338	334,769
NSTAR Electric Co., Debs.
4.875%	04/15/14	A1	565	536,458
Ohio Edison Co., Sr. Unsec. Notes
6.40%	07/15/16	Baa2	775	791,747
6.875%	07/15/36	Baa2	115	120,085
Oncor Electric Delivery Co., Debs.
7.00%	09/01/22	Baa2	475	496,081
Sec. Notes
6.375%	01/15/15	Baa2	345	349,924
Pacific Gas & Electric Co., Unsec. Notes
6.05%	03/01/34	Baa1	1,550	1,501,468
Pepco Holdings, Inc., Notes
5.50%	08/15/07	Baa3	376	376,252
PPL Electric Utilities Corp., Sec. Notes
6.25%	08/15/09	A3	1,500	1,522,326
Public Service Electric & Gas Co., Mtge. Bonds
5.80%	05/01/37	A3	535	507,197
Southern California Edison Co., First Mtge.
4.65%	04/01/15	A2	470	435,948
Virginia Electric Power Co., Sr. Unsec. Notes, Ser. A
6.00%	05/15/37	Baa1	795	759,619

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Electric (cont’d.)
Xcel Energy, Inc., Sr. Notes,
3.40%	07/01/08	Baa1	$605	$592,251
5.613%, 144A(h)	04/01/17	Baa1	199	192,721
6.50%	07/01/36	Baa1	445	450,064

				25,551,548

Energy - Integrated — 0.1%
ConocoPhillips Canada Funding Co. (Canada), Gtd. Notes
5.95%	10/15/36	A1	360	349,290
ConocoPhillips Co., Notes
8.75%	05/25/10	A1	1,505	1,638,412
Lukoil International Finance BV (Netherlands),(h) Gtd Notes, 144A
6.356%	06/07/17	Baa2	560	541,520
Marathon Oil Corp., Notes
6.125%	03/15/12	Baa1	310	315,584
Suncor Energy, Inc. (Canada), Bonds
6.50%	06/15/38	A3	390	391,901
TNK-BP Finance SA (Luxembourg),(h) Gtd. Notes, 144A
7.50%	07/18/16	Baa2	1,425	1,469,175

				4,705,882

Energy - Other — 0.2%
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa2	225	260,631
Encana Corp. (Canada), Bonds
6.50%	08/15/34	Baa2	290	291,709
Halliburton Co., Sr. Unsec. Notes
5.50%	10/15/10	A2	150	149,855
Nexen, Inc. (Canada), Unsec. Notes
6.40%	05/15/37	Baa2	650	621,431
Talisman Energy, Inc. (Canada), Notes
5.125%	05/15/15	Baa2	170	159,404
Sr. Unsec. Notes
6.25%	02/01/38	Baa2	545	505,080
Valero Energy Corp., Sr. Notes
6.125%	06/15/17	Baa3	860	857,228
6.625%	06/15/37	Baa3	870	865,992
Weatherford International, Inc.,(h) Gtd. Notes, 144A
6.35%	06/15/17	Baa1	970	982,802
Woodside Finance Ltd., (Australia) Gtd.,(h) Notes, 144A
5.00%	11/15/13	Baa1	1,315	1,260,779

				5,954,911

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foods — 0.4%
Aramark Corp.,(i) Bank Loan
7.445%	01/26/14	Ba3	$119	$118,501
7.475%	01/26/14	Ba3	1,685	1,684,366
Bunge Ltd. Finance Corp., Notes
5.35%	04/15/14	Baa2	1,040	987,954
Cadbury Schweppes U.S. Finance,(h) Gtd. Notes, 144A
3.875%	10/01/08	Baa2	810	793,016
Cargill, Inc.,(h) Notes, 144A
3.625%	03/04/09	A2	1,875	1,823,503
ConAgra Foods, Inc., Notes
7.875%	09/15/10	Baa2	430	458,698
Sr. Notes
7.125%	10/01/26	Baa2	355	373,896
Delhaize Group (Belgium),(h) Notes, 144A
6.50%	06/15/17	Baa3	480	481,892
Heinz Co.,(h) Notes, 144A
6.428%	12/01/08	Baa2	1,290	1,302,874
Kellogg Co., Notes, Ser. B
6.60%	04/01/11	A3	1,875	1,938,499
Kraft Foods, Inc., Sr. Unsec. Notes
5.625%	11/01/11	Baa1	850	843,348
Kroger Co. (The), Gtd. Notes
6.75%	04/15/12	Baa2	45	46,473
6.80%	04/01/11	Baa2	670	692,594
Sr. Notes
7.00%	05/01/18	Baa2	65	66,626
Tricon Global Restaurants, Sr. Notes
8.875%	04/15/11	Baa2	180	198,040
Tyson Foods, Inc.,(b) Sr. Unsec. Notes
6.85%	04/01/16	Ba1	735	754,654
Whitman Corp., Notes
6.375%	05/01/09	Baa1	1,530	1,553,037

				14,117,971

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes
5.50%	07/01/10	Baa3	625	605,469
Mandalay Resorts Group, Sr. Sub. Notes
9.375%	02/15/10	B1	10	10,550

				616,019

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Health Care & Pharmaceutical — 0.4%
Abbott Laboratories,(e) Notes
5.875%	05/15/16	A1	$1,145	$1,145,294
AmerisourceBergen Corp., Gtd. Notes
5.625%	09/15/12	Ba1	915	896,600
Baxter International, Inc., Sr. Unsec. Notes
5.196%	02/16/08	Baa1	860	858,742
Boston Scientific Corp., Sr. Notes
6.40%	06/15/16	Baa3	295	286,598
Bristol-Myers Squibb Co., Unsub. Notes
5.875%	11/15/36	A2	275	259,426
Cardinal Health, Inc., Notes, 144A(h)
5.80%	10/15/16	Baa2	140	135,600
Sr. Unsub. Notes
5.85%	12/15/17	Baa2	530	514,682
Community Health Systems,(i) Bank Loan
7.61%	06/28/14	Ba3	108	108,394
7.61%	06/28/14	Ba3	1,642	1,643,521
Genentech, Inc., Sr. Notes
4.75%	07/15/15	A1	280	261,678
HCA, Inc.,(i) Bank Loan
7.61%	11/14/13	Ba3	1,990	1,996,841
Health Mgmt Assn Term B,(i) Bank Loan
7.11%	02/28/14	Ba2	1,207	1,207,524
Laboratory Corp. of America Holdings, Sr. Unsec. Notes
5.625%	12/15/15	Baa3	580	559,043
Merck & Co., Inc., Bonds
5.75%	11/15/36	Aa3	110	102,692
Debs.
5.95%	12/01/28	Aa3	165	161,474
Pharmacia Corp., Debs.
6.60%	12/01/28	Aa1	185	198,500
Schering-Plough Corp., Sr. Notes
5.55%	12/01/13	Baa1	720	722,651
Teva Pharmaceutical Finance LLC, Gtd. Notes
6.15%	02/01/36	Baa2	715	668,367
Wyeth, Notes
5.95%	04/01/37	A3	1,715	1,638,996

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Health Care & Pharmaceutical (cont’d.)
Unsub. Notes
5.50%	03/15/13	A3	$910	$900,486
5.50%	02/01/14	A3	255	251,324
6.45%	02/01/24	A3	60	61,851

				14,580,284

Health Care Insurance — 0.2%
Aetna, Inc., Sr. Unsub. Notes
5.75%	06/15/11	A3	390	392,292
6.625%	06/15/36	A3	615	625,834
Cigna Corp., Sr. Unsec. Notes.
6.15%	11/15/36	Baa2	670	638,210
Coventry Health Care, Inc., Sr. Notes
6.125%	01/15/15	Ba1	2,290	2,284,779
UnitedHealth Group, Inc.,(h) Bonds, 144A
6.00%	06/15/17	A3	195	194,276
6.50%	06/15/37	A3	420	421,096
Sr. Unsec. Notes
5.25%	03/15/11	A3	1,350	1,335,779
Wellpoint, Inc., Notes
5.00%	12/15/14	Baa1	860	812,005
5.95%	12/15/34	Baa1	635	588,239
Unsub Notes
3.50%	09/01/07	Baa1	1,560	1,554,949

				8,847,459

Insurance — 0.2%
American International Group, Inc., Jr. Sub. Notes
6.25%	03/15/37	Aa3	540	510,578
Notes
4.25%	05/15/13	Aa2	1,080	1,007,424
Sr. Notes
5.05%	10/01/15	Aa2	180	171,350
AXA SA (France), Sub. Notes
8.60%	12/15/30	A3	155	188,870
Berkshire Hathaway Finance Corp., Gtd. Notes
4.75%	05/15/12	Aaa	440	427,692
Liberty Mutual Group, Inc.,(h) Bonds, 144A
7.00%	03/15/34	Baa2	850	817,206
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes
5.15%	09/15/10	Baa2	265	258,730
5.75%	09/15/15	Baa2	160	151,190
MetLife, Inc., Sr. Notes
5.70%	06/15/35	A2	1,020	942,632
6.125%	12/01/11	A2	335	342,110
6.375%	06/15/34	A2	400	404,947

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Insurance (cont’d.)
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes
6.75%	06/20/36	A3	$685	$708,118
W.R. Berkley Corp., Sr. Notes
5.60%	05/15/15	Baa2	555	536,402
6.15%	08/15/19	Baa2	460	451,069
XL Capital Ltd. (Cayman Islands), Sr. Notes
5.25%	09/15/14	A3	85	81,134

				6,999,452

Lodging — 0.1%
Carnival Corp. (Panama),
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,191,849

Media & Entertainment — 0.2%
CBS Corp.,
Gtd. Notes
7.875%	07/30/30	Baa3	320	330,898
Chancellor Media Corp.,
Gtd. Notes
8.00%	11/01/08	Baa3	575	589,775
Idearc, Inc.,(i)
Bank Loan
7.36%	11/09/14	Ba2	1,493	1,497,079
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa2	1,050	1,136,654
Time Warner, Inc.,
Debs.
9.15%	02/01/23	Baa2	505	610,564
Gtd. Notes
6.75%	04/15/11	Baa2	640	661,820
7.25%	10/15/17	Baa2	790	842,044
7.70%	05/01/32	Baa2	285	308,185
Viacom, Inc.,
Sr. Notes
6.875%	04/30/36	Baa3	1,115	1,077,228

				7,054,247

Metals — 0.1%
Alcan, Inc. (Canada),
Notes
4.50%	05/15/13	Baa1	115	107,045
5.00%	06/01/15	Baa1	600	558,148
Freeport McMoRan Copper & Gold, Inc.,(i)
Bank Loan
9.00%	03/19/14	Baa3	719	718,874
Peabody Energy Corp.,
Gtd. Notes
7.375%	11/01/16	Ba1	1,200	1,223,999
Southern Copper Corp.,(b)
Sr. Notes
7.50%	07/27/35	Baa2	525	563,607

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Metals (cont’d.)
United States Steel Corp.,
Sr. Unsub. Notes
5.65%	06/01/13	Baa3	$580	$571,058

				3,742,731

Non Captive Finance — 0.4%
Capital One Bank Corp.,
Sub. Notes
6.50%	06/13/13	A3	20	20,541
Capital One Financial Corp.,
Notes
5.50%	06/01/15	A3	265	255,795
Sr. Notes, M.T.N.
5.70%	09/15/11	A3	600	597,031
Sub. Notes
6.15%	09/01/16	Baa1	80	78,983
CIT Group Funding Co. (Canada),
Gtd. Notes
5.20%	06/01/15	A2	680	632,280
CIT Group, Inc.,
Sr. Notes
4.25%(b)	02/01/10	A2	400	386,539
5.50%	11/30/07	A2	990	989,878
Countrywide Financial Corp.,(b)
Gtd. Notes, M.T.N.
5.80%	06/07/12	A3	1,190	1,181,618
General Electric Capital Corp.,
Notes
5.55%	05/04/20	Aaa	1,360	1,317,530
Notes, M.T.N.
4.875%	10/21/10	Aaa	1,070	1,053,366
5.50%	04/28/11	Aaa	2,895	2,894,378
Notes, Ser. A, M.T.N
6.125%	02/22/11	Aaa	5	5,096
GMAC LLC,(b)(g)
Unsub. Notes
6.61%	05/15/09	Ba1	660	659,972
Household Finance Corp.,
Notes
4.75%	05/15/09	Aa3	370	365,882
HSBC Finance Corp.,
Sr. Notes
5.70%	06/01/11	Aa3	440	441,216
International Lease Finance Corp.,
Unsub. Notes
3.50%	04/01/09	A1	580	561,823
Residential Capital Corp.,
Gtd. Notes
6.00%	02/22/11	Baa3	475	459,627
6.50%	04/17/13	Baa3	2,025	1,957,323
Sr. Unsec. Notes
6.375%	06/30/10	Baa3	480	473,804

				14,332,682

Paper
Plum Creek Timberlands LP,
Gtd. Notes
5.875%	11/15/15	Baa3	690	668,059

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Pipelines & Other — 0.2%
Atmos Energy Corp.,
Notes
4.00%	10/15/09	Baa3	$1,680	$1,623,492
Duke Energy Field Services LLC,
Notes
7.875%	08/16/10	Baa2	1,760	1,869,042
Enterprise Products Operating LP, Gtd. Notes, Ser. B
6.875%	03/01/33	Baa3	140	142,447
Sr. Notes
4.00%	10/15/07	Baa3	780	776,768
4.625%	10/15/09	Baa3	740	724,774
Kinder Morgan, Inc.,(i) Bank Loan
6.82%	05/22/14	Ba2	1,200	1,198,607
Oneok Inc., Sr. Unsec. Notes
5.51%	02/16/08	Baa2	1,290	1,289,970
Notes
6.65%	10/01/36	Baa2	605	600,063
Sempra Energy, Sr. Unsec. Notes
6.00%	02/01/13	Baa1	90	91,440
Spectra Energy Capital LLC, Sr. Unsub. Notes
6.25%	02/15/13	Baa1	235	238,393

				8,554,996

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Debs.
6.70%	08/01/28	Baa1	670	685,215
CSX Corp.,(b) Sr. Unsub. Notes
6.15%	05/01/37	Baa3	715	686,657
Norfolk Southern Corp., Sr. Notes
7.80%	05/15/27	Baa1	18	20,418
Sr. Unsec. Notes
5.64%	05/17/29	Baa1	477	431,032
Union Pacific Corp., Notes
3.625%	06/01/10	Baa2	1,375	1,305,057
6.625%	02/01/08	Baa2	1,390	1,398,915
6.65%	01/15/11	Baa2	750	773,623

				5,300,917

Real Estate Investment Trusts — 0.1%
Brandywine Operating Partners LP, Gtd. Notes
5.75%	04/01/12	Baa3	1,295	1,293,771
Mack-Cali Realty LP, Notes
7.25%	03/15/09	Baa2	1,270	1,304,104
Post Apartment Homes LP, Notes
6.30%	06/01/13	Baa3	660	671,916

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Sr. Notes
5.45%	06/01/12	Baa3	$435	$423,632
Simon Property Group LP, Unsec. Notes
5.75%	05/01/12	A3	1,500	1,506,745

				5,200,168

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec. Notes
5.75%	06/01/17	Baa2	1,000	999,929
5.75%	06/01/17	Baa2	1,640	1,582,308
Federated Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Baa2	850	835,077
5.90%	12/01/16	Baa2	5	4,873
Gap, Inc., Notes
6.90%	09/15/07	Ba1	1,230	1,231,027
Home Depot, Inc., Sr. Unsec. Notes
5.875%	12/16/36	Aa3	325	289,575
May Department Stores Co. (The), Notes
6.65%	07/15/24	Baa2	155	145,551
Wal-Mart Stores, Inc., Bonds
5.25%	09/01/35	Aa2	245	214,167

				5,302,507

Technology — 0.2%
Electronic Data Systems Corp., Notes
7.45%	10/15/29	Ba1	120	122,213
Equifax, Inc., Notes
4.95%	11/01/07	Baa1	320	319,387
Freescale Semiconductor, Inc.,(h) Sr. Notes, 144A
8.875%	12/15/14	B1	1,100	1,050,500
Hewlett-Packard Co., Sr. Unsec. Notes
5.25%	03/01/12	A2	650	642,828
Intuit, Inc., Sr. Unsec. Notes.
5.40%	03/15/12	Baa2	600	590,443
Jabil Circuit, Inc., Sr. Notes
5.875%	07/15/10	Ba1	1,875	1,857,631
Motorola, Inc., Notes
4.608%	11/16/07	Baa1	950	946,576
Sr. Notes
8.00%	11/01/11	Baa1	99	106,857
Oracle Corp. and Ozark Holding Inc., Notes
5.00%	01/15/11	A2	980	965,882

				6,602,317

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications — 0.7%
ALLTEL Ohio LP,(h) Gtd. Notes, 144A
8.00%	08/15/10	A2	$323	$326,985
America Movil SAB de CV (Mexico), Unsec. Notes
6.375%	03/01/35	A3	580	569,735
AT&T Corp., Sr. Notes
8.00%	11/15/31	A2	2,035	2,418,760
AT&T, Inc., Notes
4.125%	09/15/09	A2	1,070	1,040,482
5.30%	11/15/10	A2	1,260	1,254,062
AT&T Wireless Services, Inc., Notes
8.125%	05/01/12	A2	640	703,708
Sr. Notes
8.75%	03/01/31	A3	1,339	1,669,224
BellSouth Corp., Notes
4.20%	09/15/09	A2	1,175	1,144,383
British Telecom PLC (United Kingdom), Bonds
9.125%	12/15/30	Baa1	1,475	1,930,458
Cingular Wireless LLC, Sr. Notes
7.125%	12/15/31	A3	505	538,013
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes
8.25%	06/15/30	A3	295	353,577
Embarq Corp., Notes
7.082%(b)	06/01/16	Baa3	350	351,961
7.995%	06/01/36	Baa3	1,600	1,623,782
France Telecom SA (France), Notes
8.50%	03/01/31	A3	375	471,186
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes
8.00%	10/01/10	Baa2	530	567,246
Nextel Communications, Inc., Sr. Notes, Ser. F
5.95%	03/15/14	Baa3	1,160	1,104,845
PCCW-HKT Capital Ltd.,(h) Gtd. Notes, 144A
8.00%	11/15/11	Baa2	2,370	2,562,445
Sprint Capital Corp., Gtd. Notes
6.875%	11/15/28	Baa3	295	280,800
8.75%	03/15/32	Baa3	230	258,320
Sprint Nextel Corp. Usec. Notes
6.00%	12/01/16	Baa3	1,580	1,498,875
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2	320	304,919

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Telefonica Emisiones SAU (Spain), Gtd. Notes
7.045%	06/20/36	Baa1	$210	$217,471
TELUS Corp. (Canada), Notes
8.00%	06/01/11	Baa1	1,255	1,342,034
U.S. Cellular Corp., Sr. Notes
6.70%	12/15/33	Baa3	470	425,353
Verizon Communications, Inc.,(b) Sr. Unsec. Notes
6.25%	04/01/37	A3	706	680,744
Verizon Global Funding Corp.,(b) Sr. Notes
5.85%	09/15/35	A3	625	573,252
Vodafone Group PLC (United Kingdom), Sr. Notes
7.75%	02/15/10	Baa1	800	840,322
Unsec. Notes
6.15%	02/27/37	Baa1	485	451,191

				25,504,133

Tobacco — 0.1%
Altria Group, Inc., Debs.
7.75%	01/15/27	Baa1	87	101,747
Notes
7.65%	07/01/08	Baa1	590	601,232
Reynolds American, Inc., Bonds
6.75%	06/15/17	Ba1	950	958,465
7.25%	06/15/37	Ba1	410	420,332

				2,081,776

Foreign Government Bonds — 0.4%
Gaz Capital for Gazprom (Luxembourg),(b)(h) Sr. Unsec. Notes, 144A
6.51%	03/07/22	A3	2,190	2,161,530
Pemex Project Funding Master Trust (Mexico), Gtd. Notes
6.625%	06/15/35	Baa1	790	801,850
8.625%	12/01/23	Baa1	350	426,475
Petrobras International Finance Co. (Cayman Islands), Bonds
8.375%	12/10/18	Baa2	1,185	1,365,713
Quebec Province (Canada), Notes(b)
4.60%	05/26/15	Aa2	735	693,294
Sr. Unsec. Notes
5.75%	02/15/09	Aa2	500	504,243
Republic of Italy (Italy), Notes
5.375%	06/15/33	A+(f)	800	755,364
RSHB Capital SA for OJSC Russian Agricultural Bank,(h) Bonds, 144A
6.299%	05/15/17	A3	2,190	2,143,572

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
Foreign Government Bonds (cont’d.)
Russian Government International Bond (Russia),(h) Unsub. Notes, 144A
11.00%	07/24/18	Baa2	$735	$1,019,813
United Mexican States Global Bond (Mexico), Notes,
5.625%	01/15/17	Baa1	574	561,946
7.50%	01/14/12	Baa1	1,290	1,382,235
8.125%	12/30/19	Baa1	2,341	2,774,084

				14,590,119

Mortgage Backed Securities — 10.1%
Federal Home Loan Mortgage Corp.,
4.50%	02/01/19-07/01/20		6,884	6,545,931
5.00%	07/01/18-05/01/34		11,671	11,209,836
5.236%(g)	12/01/35		3,798	3,744,949
5.50%	12/01/33-06/01/34		9,477	9,176,154
5.50%	TBA 30 YR		41,000	39,526,542
6.00%	03/01/32-12/01/33		3,497	3,489,381
6.00%	TBA 30 YR		15,000	14,845,320
6.50%	12/01/14		432	441,789
7.00%	01/01/31-11/01/33		4,632	4,781,349
Federal National Mortgage Assn.,
4.00%	06/01/19		2,083	1,933,309
4.372%(g)	11/01/35		4,565	4,503,496
4.50%	11/01/18-01/01/35		14,508	13,639,585
4.914%(g)	07/01/33		833	833,455
5.00%	10/01/18-07/01/35		6,495	6,192,276
5.00%	TBA 15 YR		19,000	18,358,750
5.00%	TBA 30 YR		60,000	56,193,720
5.50%	03/01/16-10/01/35		36,176	35,096,267
5.50%	TBA 15 YR		6,000	5,910,000
5.50%	TBA 30 YR		67,000	64,613,125
6.00%	04/01/13-02/01/35		19,458	19,366,704
6.00%	TBA 30 YR		7,000	6,919,066
6.50%	07/01/17-01/01/37		14,207	14,376,502
6.50%	TBA 30 YR		11,000	11,103,125
7.00%	08/01/11-07/01/32		1,361	1,410,474
7.50%	06/01/12-05/01/32		998	1,030,489
Government National Mortgage Assn.,
5.50%	11/15/32-07/15/35		9,246	8,990,161
5.50%	TBA 30 YR		5,500	5,336,716
6.00%	02/15/33-06/20/34		2,720	2,711,289
6.00%	TBA 30 YR		6,000	5,968,128
6.50%	10/15/23-07/15/35		6,691	6,821,954
8.00%	01/15/24-04/15/25		253	267,837

				385,337,679

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Bank,
4.75%	05/07/10		415	410,090
Federal Home Loan Bank,
4.375%	10/03/08		8,140	8,052,601
4.50%	05/13/11		160	155,764
4.75%	06/11/08-04/24/09		13,660	13,579,426
4.875%(b)	05/17/17		7,455	7,120,822
5.00%	10/16/09		14,165	14,080,364

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

LONG-TERM BONDS (Continued)
U.S. Government Agency Obligations (cont’d.)
Federal Home Loan Mortgage Corp.,
4.75%	01/18/11, M.T.N.	$325	$320,255
4.875%	02/09/10	425	421,656
5.25%	07/18/11, M.T.N.	4,300	4,299,639
5.00%	12/14/18, M.T.N.	4,420	4,153,554
Federal National Mortgage Assn.,
4.25%	07/27/07	4,021	4,017,654
6.125%	03/15/12	1,275	1,318,549
5.375%(b)	06/12/17	3,905	3,874,088

			61,804,462

U.S. Government Treasury Obligations — 1.6%
United States Treasury Bonds,
4.50%(b)	02/15/36	1,730	1,566,461
4.75%(b)	02/15/37	1,815	1,711,347
6.00%	02/15/26	2,060	2,248,618
6.625%	02/15/27	1,155	1,352,974
6.875%	08/15/25	545	649,274
8.125%	08/15/21	3,665	4,723,554
8.75%	08/15/20	1,270	1,696,046
9.00%	11/15/18	987	1,312,324
9.125%	05/15/18	730	971,470
United States Treasury Inflation Index Bonds,
0.875%	04/15/10	1,996	1,895,281
1.625%	01/15/15	1,423	1,322,528
1.875%	07/15/13-07/15/15	2,756	2,626,346
2.00%	04/15/12-01/15/16	4,959	4,756,998
2.50%	07/15/16	1,202	1,188,596
2.375%	04/15/11-01/15/25	4,179	4,068,862
3.00%	07/15/12	1,626	1,657,393
3.375%	01/15/12-04/15/32	844	916,448
3.50%	01/15/11	837	860,981
3.625%	04/15/28	1,258	1,457,622
3.875%	01/15/09-04/15/29	2,585	2,903,122
4.25%	01/15/10	810	841,156
United States Treasury Notes,
4.125%	08/15/08	25	24,764
4.50%(b)	04/30/09	6,375	6,331,668
4.75%(b)	02/15/10-05/31/12	3,565	3,550,687
4.875%	05/15/09	1,175	1,174,449
United States Treasury Strips, I/O,
Zero(b)	05/15/18-05/15/20	18,453	9,930,118

			61,739,087

TOTAL LONG-TERM BONDS (cost $964,881,864)			949,230,708

TOTAL LONG-TERM INVESTMENTS (cost $2,997,779,469)			3,420,095,801

SHORT-TERM INVESTMENTS — 24.2%
U.S. Government Treasury Obligation — 0.1%
United States Treasury Bill(e) (cost $3,463,893)
4.58%	09/20/07	3,500	3,463,523

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS (Continued)
Affiliated Money Market Mutual Funds — 24.1%
Dryden Core Investment Fund —Short-Term Bond Series(d)	19,971,280	$199,712,796
Dryden Core Investment Fund —Taxable Money Market Series (cost $720,417,830; includes $307,104,497 of cash collateral received for securities on loan)(Note 4)(c)(d)	720,417,830	720,417,830

TOTAL AFFILIATED MONEY MARKET MUTUAL FUNDS (cost $920,220,528)		920,130,626

	Contracts
OUTSTANDING OPTIONS PURCHASED
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.625	130	17,875
90 Day Euro Future expiring 09/19/2007 @ $95	130	3,250
U.S. 10 Yr. Note expiring 08/24/07 @ $104	64	122,000

TOTAL OPTIONS PURCHASED (cost $116,827)		143,125

TOTAL SHORT-TERM INVESTMENTS (cost $923,801,248)		923,737,274

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN – 113.9% (cost $3,921,580,717)		4,343,833,075

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future expiring 09/17/07 @ $94.75	130	(7,312)
90 Day Euro Future expiring 09/17/07 @ $94.875	130	(4,063)
U.S. 10 Yr. Note expiring 08/24/07 @ $106	64	(39,000)

TOTAL OPTIONS WRITTEN (premium received $55,892)		(50,375)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 113.9% (cost $3,921,524,825)		4,343,782,700
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(j) — (13.9%)		(530,313,128)

TOTAL NET ASSETS — 100.0%		$3,813,469,572

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The following abbreviations are used in portfolio descriptions:

I/O	Interest Only
M.T.N.	Medium Term Note
TBA	Securities purchased on a forward commitment basis

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $295,299,417; cash collateral of $307,104,497 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(i)	Indicates a security that has been deemed illiquid.

(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
79	2-Yr. U.S. T-Notes	Sept. 07	$16,098,719	$16,103,609	$(4,890)
1,812	5-Yr. U.S. T-Notes	Sept. 07	188,589,562	188,675,103	(85,541)
187	10-Yr. U.S. T-Notes	Sept. 07	19,766,484	19,681,464	85,020
123	S&P 500 Index	Sept. 07	46,598,550	47,758,242	(1,159,692)

					(1,165,103)
Short Position:
10	U.S. Long Bond	Sept. 07	1,077,500	1,074,675	(2,825)

					$(1,167,928)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services, Inc.(a)	07/03/2012	$5,000	5.508%	3 month LIBOR	$—
Merrill Lynch Capital Services, Inc.(a)	06/14/2037	5,600	6.008	3 month LIBOR	77,294

					$77,294

(a)	The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Credit default swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Deutsche Bank AG(a)	05/25/2036	$1,000	2.74%	Fieldstone Mortgage Investment Corp., Ser. 2006-1, Class M9, 7.62%, 05/25/36	$168,447
JPMorgan Chase Bank(a)	06/20/2012	3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	(10,044)
JPMorgan Chase Bank(a)	09/20/2012	2,275	1.52%	Residential Capital LLC, 6.50%, 04/17/13	62,981
JPMorgan Chase Bank(a)	06/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	(1,056)
Credit Suisse International(b)	06/20/2017	900	0.91%	Dow Chemical Co. (The), 6.00%, 10/01/12	681
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	—
Credit Suisse International(a)	11/25/2035	1,000	2.17%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M9, 7.57%, 11/25/35	66,339
Merrill Lynch Capital Services(a)	02/25/2036	1,000	3.67%	HIS Asset Securitization Corp. Trust, Ser. 2006-OPT3, Class M8, 6.52%, 02/25/36	42,347
Merrill Lynch Capital Services(b)	03/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9 7.82%, 03/25/36	63,037
Merrill Lynch Capital Services(a)	03/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	58,659
Merrill Lynch Capital Services(a)	04/25/2036	1,000	1.98%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M9, 7.42%, 04/25/36	(441)
Deutsche Bank AG(a)	06/25/2036	1,000	2.52%	Residential Asset Securities Corp., Ser. 2006-EMX4, Class M9, 7.32%, 06/25/36	225,415
Merrill Lynch Capital Services(a)	06/25/2036	1,000	3.20%	GSAMP Trust, Ser. 2006-NC2, Class M8, 7.82%, 03/25/36	143,251
Credit Suisse International(a)	09/25/2036	1,000	2.47%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, 09/25/36	60,495
Credit Suisse International(a)	09/25/2036	1,000	3.13%	CountryWide Asset-Backed Certificates, Ser. 2005-16, Class BV, 7.57%, 05/25/36	93,177
Merrill Lynch Capital Services(a)	09/25/2036	1,000	3.77%	First Franklin Mortgage Loan, Asset-Backed Certificates, Ser. 2006-FF9, Class M9, 7.22%, 06/25/36	263,695
Citibank, NA(a)	03/25/2037	1,000	3.75%	CountryWide Asset-Backed Certificates, Ser. 2006-18, Class M7, 6.12%, 03/25/37	(313)

					$1,236,670

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Money Market Mutual Funds (including 8.1% of collateral received for securities on loan)	24.1%
Mortgage Backed Securities	10.1
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	4.3
Insurance	3.8
Diversified Financial Services	3.5
Commercial Mortgage Backed Securities	3.2
Commercial Banks	3.1
Capital Markets	2.8
Computers & Peripherals	2.4
Media	2.3
Software	2.3
Aerospace/Defense	2.1
Industrial Conglomerates	2.1
Diversified Telecommunication Services	2.0
Semiconductors & Semiconductor Equipment	1.7
U.S. Government Treasury Obligations	1.7
Health Care Providers & Services	1.6
U.S. Government Agency Obligations	1.6
Food & Staples Retailing	1.5
Energy Equipment & Services	1.4
Machinery	1.4
Communications Equipment	1.2
Food Products	1.2
Household Products	1.2
Beverages	1.1
Chemicals	1.1
Hotels, Restaurants & Leisure	1.1
Electric Utilities	0.9
Multiline Retail	0.9
Specialty Retail	0.9
Tobacco	0.9
Asset Backed Securities	0.8
Electrical Equipment	0.8
Metals & Mining	0.8
Electric	0.7
Health Care Equipment & Supplies	0.7
Telecommunications	0.7
Banking	0.6
Independent Power Producers & Energy Traders	0.6
IT Services	0.6
Collateralized Mortgage Obligations	0.5
Commercial Services & Supplies	0.5
Electronic Equipment & Instruments	0.5
Internet Software & Services	0.5
Life Sciences, Tools & Services	0.5
Wireless Telecommunication Services	0.5
Automobiles	0.4
Foreign Government Bonds	0.4
Foods	0.4
Health Care & Pharmaceutical	0.4
Multi-Utilities	0.4
Non Captive Finance	0.4
Office Electronics	0.4
Real Estate Investment Trusts	0.4
Thrifts & Mortgage Finance	0.4
Trading Companies & Distributors	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Biotechnology	0.3
Brokerage	0.3
Cable	0.3
Construction Materials	0.3
Airlines	0.2
Auto Components	0.2
Building Materials & Construction	0.2
Capital Goods	0.2
Consumer Finance	0.2
Energy – Other	0.2
Health Care Insurance	0.2
Household Durables	0.2
Media & Entertainment	0.2
Paper & Forest Products	0.2
Pipelines & Other	0.2
Technology	0.2
Textiles, Apparel & Luxury Goods	0.2
Air Freight & Logistics	0.1
Automotive	0.1
Building Products	0.1
Construction & Engineering	0.1
Consumer	0.1
Energy – Integrated	0.1
Leisure Equipment & Products	0.1
Lodging	0.1
Marine	0.1
Metals	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Retailers	0.1
Road & Rail	0.1
Transportation Infrastructure	0.1

113.9
Other liabilities in excess of other assets	(13.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $292,775,759:
Unaffiliated investments (cost $3,001,360,189)	$3,423,702,449
Affiliated investments (cost $920,220,528)	920,130,626
Cash	488,995
Foreign currency, at value (cost $299,297)	300,189
Receivable for investments sold	232,297,694
Dividends and interest receivable	10,641,116
Unrealized appreciation on swaps	1,325,818
Due from broker – variation margin	631,839
Foreign tax reclaim receivable	313,634
Prepaid expenses	78,126
Premium for swaps purchased	45,000
Receivable for Series shares sold	4,000

Total Assets	4,589,959,486

LIABILITIES
Payable for investments purchased	466,668,429
Collateral for securities on loan	307,104,497
Management fee payable	1,892,619
Accrued expenses and other liabilities	438,294
Payable for Series shares repurchased	323,517
Outstanding options written (premiums received $55,892)	50,375
Unrealized depreciation on swaps	11,854
Transfer agent fee payable	329

Total Liabilities	776,489,914

NET ASSETS	$3,813,469,572

Net assets were comprised of:
Paid-in capital	$2,983,870,826
Retained earnings	829,598,746

Net assets, June 30, 2007	$3,813,469,572

Net asset value and redemption price per share, $3,813,469,572 / 196,343,441 outstanding shares of beneficial interest (authorized 600,000,000 shares)	$19.42

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $864,410)	$27,501,093
Interest	17,940,496
Affiliated dividend income	12,811,961
Affiliated income from securities loaned, net	259,782

58,513,332

EXPENSES
Management fee	11,237,266
Custodian’s fees and expenses	248,000
Shareholders’ reports	113,000
Trustees’ fees	31,000
Audit fee	12,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	7,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,200
Miscellaneous	24,436

Total expenses	11,682,902

NET INVESTMENT INCOME	46,830,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	153,012,008
Short sales	(1,090,723)
Futures transactions	753,826
Swaps	(364,560)
Written options transactions	43,057
Foreign currency transactions	(40,087)

152,313,521

Net change in unrealized appreciation (depreciation) on:
Investments	11,015,001
Futures	238,291
Swaps	1,336,329
Written options	5,517
Foreign currencies	8,269

12,603,407

NET GAIN ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	164,916,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$211,747,358

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$46,830,430	$88,775,653
Net realized gain on investments, swaps and foreign currency transactions	152,313,521	142,489,644
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	12,603,407	186,244,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	211,747,358	417,509,771

DISTRIBUTIONS	—	(122,314,562)

SERIES SHARE TRANSACTIONS:
Series shares sold [620,282 and 1,352,364 shares, respectively]	11,602,073	23,240,485
Series shares issued in reinvestment of distributions [0 and 7,199,209 shares, respectively]	—	122,314,562
Series shares repurchased [7,053,439 and 15,165,926 shares, respectively]	(133,430,849)	(261,128,310)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(121,828,776)	(115,573,263)

TOTAL INCREASE IN NET ASSETS	89,918,582	179,621,946
NET ASSETS:
Beginning of period	3,723,550,990	3,543,929,044

End of period	$3,813,469,572	$3,723,550,990

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 95.6%		Value (Note 2)
COMMON STOCKS	Shares

Australia — 3.4%
Allco Finance Group Ltd.	110,971	$1,001,027
AWB Ltd.	271,500	992,069
BlueScope Steel Ltd.	251,400	2,203,842
Commonwealth Bank of Australia	38,800	1,817,434
CSR Ltd.	173,200	511,001
Macquarie Bank Ltd.	81,900	5,901,977
Pacific Brands Ltd.	460,600	1,347,218
QBE Insurance Group Ltd.	125,900	3,330,236
Quantas Airways Ltd.	582,700	2,766,481
Santos Ltd.	82,000	969,106
Smorgon Steel Group Ltd.	936,900	2,128,741
Telstra Corp. Ltd.	341,300	1,328,139
Toll Holdings Ltd.	182,800	2,245,636
Woolworths Ltd.	234,800	5,374,729
WorleyParsons Ltd.	28,200	812,873
Zinifex Ltd.	84,000	1,340,274

		34,070,783

Austria — 0.3%
Raiffeisen International Bank-Holding AG	11,900	1,879,595
Voestalpine AG	9,500	798,575

		2,678,170

Belgium — 0.8%
Fortis	74,100	3,140,642
InBev NV	57,400	4,546,407

		7,687,049

Bermuda — 0.4%
Tyco International Ltd.	128,400	4,338,636

Brazil — 0.7%
Cia Vale do Rio Doce, ADR	112,800	5,025,240
Petroleo Brasilerio SA, ADR	17,700	1,888,236

		6,913,476

Canada — 1.0%
Brookfield Asset Management, Inc. (Class A Stock)	87,100	3,484,000
Rogers Communications, Inc.	93,800	3,999,433
Shoppers Drug Mart Corp.	52,700	2,440,946

		9,924,379

Chile — 0.2%
Cencosud SA, ADR, 144A	24,400	1,518,197

China — 1.1%
China Merchants Bank Co. Ltd.(a)	866,300	2,636,835
China Communications Construction Co. Ltd.	1,002,000	1,794,045
Focus Media Holding Ltd., ADR(a)(b)	33,600	1,696,800
Industrial & Commercial Bank of China(a)	9,354,000	5,191,882
Shandong Weigao Group Medical Polymer Co. Ltd.	19,800	44,567

		11,364,129

Denmark — 0.1%
Danske Bank A/S	36,600	1,496,654

Egypt
Egyptian Financial Group — Hermes Holding Co.	23,508	189,514

Finland — 0.5%
Perlos Oyj	73,300	402,882
Rautaruukki Oyj	39,900	2,548,874
Stora Enso Oyj (Class R Stock)	116,500	2,191,990

		5,143,746

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

France — 6.2%
Arkema(a)	530	$34,646
AXA SA	111,300	4,784,304
BNP Paribas SA	41,600	4,941,398
Cie Generale D’Optique Essilor International SA	22,500	2,679,880
Ciments Francais	5,200	1,191,515
CNP Assurances	10,300	1,316,125
Compagnie Generale des Etablissements Michelin (Class B Stock)	24,600	3,437,705
Credit Agricole SA	58,900	2,390,046
Eurazeo	15,352	2,218,408
Iliad SA	14,600	1,470,628
L’Oreal SA	44,900	5,307,211
Natixis	57,000	1,389,191
Peugeot SA	33,400	2,690,727
Rallye SA	13,400	904,935
Renault SA	11,800	1,892,591
Schneider Electric SA	47,500	6,655,144
Societe Generale	5,300	981,976
Thales SA	13,700	837,168
Total SA	29,100	2,359,376
Total SA, ADR	69,300	5,611,914
Valeo SA	30,700	1,647,224
Veolia Environnement	63,675	5,001,097
Vivendi Universal SA	31,700	1,363,662

		61,106,871

Germany — 3.3%
BASF AG	39,300	5,141,123
DaimlerChrysler AG	85,100	7,833,745
Deutsche Bank AG	23,700	3,430,046
Deutsche Telekom AG	57,400	1,057,165
Muenchener Rueckversicherungs-Gesellschaft AG	6,500	1,192,042
Q-Cells AG(a)	10,900	928,095
Siemens AG	47,100	6,744,800
ThyssenKrupp AG	60,200	3,562,817
TUI AG	26,800	738,032
Volkswagen AG	14,300	2,274,156

		32,902,021

Greece — 0.3%
Motor Oil Hellas Corinth Refineries SA	26,100	683,832
National Bank of Greece SA, ADR(b)	237,100	2,717,166

		3,400,998

Hong Kong — 1.6%
Chaoda Modern Agriculture	1,203,600	929,730
China Mobile Ltd.	407,500	4,375,081
Citic Pacific Ltd.	523,500	2,627,810
Esprit Holdings Ltd.	239,600	3,039,738
HongKong Electric Holdings Ltd.	312,500	1,576,648
Hopson Development Holdings Ltd.	67,400	189,205
Li & Fung Ltd.	847,600	3,051,455
Nine Dragons Paper Holdings Ltd.	213,000	496,324

		16,285,991

India — 0.5%
Infosys Technologies Ltd., ADR(b)	90,700	4,569,466

Indonesia — 0.3%
Bank Rakyat Indonesia	2,055,000	1,307,831
PT Telekomunikasi Indonesia	1,783,500	1,944,380

		3,252,211

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Ireland — 0.7%
Allied Irish Banks PLC	77,300	$2,111,598
Anglo Irish Bank Corp. PLC (Irish Stock Exchange)	108,100	2,218,587
Anglo Irish Bank Corp. PLC (London Exchange)	27,400	557,210
Irish Life & Permanent PLC	86,900	2,180,564

		7,067,959

Italy — 1.4%
Banca Intesa SpA	237,900	1,773,720
Banche Popolari Unite Scpa	33,200	843,868
Benetton Group SpA	14,300	248,563
ENI SpA	121,400	4,401,650
Indesit Co. SpA	51,100	1,190,557
Saipem SpA	156,900	5,353,496

		13,811,854

Japan — 9.8%
Aeon Mall Co. Ltd.	58,800	1,809,965
Alpine Electronics, Inc.	41,600	638,233
Alps Electric Co. Ltd.	49,700	497,303
Asahi Breweries Ltd.	49,800	772,936
Asahi Kasei Corp.	226,100	1,487,440
Cosmo Oil Co. Ltd.	303,300	1,675,078
Daiwa Securities Group, Inc.	89,400	953,358
Denki Kagaku Kogyo K K	224,900	1,013,762
Fanuc Ltd.	40,300	4,163,379
Fuji Heavy Industries Ltd.	285,000	1,365,685
Fukuoka Financial Group, Inc.	496,000	3,279,139
Hitachi Ltd.	147,900	1,051,066
Hokkaido Electric Power Co., Inc.	53,200	1,155,817
Honda Motor Co. Ltd.	95,400	3,486,701
Honeys Co. Ltd.	14,300	577,226
Hosiden Corp.	33,900	449,338
Jupiter Telecommunications Co.(a)	1,960	1,623,716
Kaken Pharmaceutical Co. Ltd.	22,500	163,919
Kansai Electric Power Co., Inc. (The)	88,000	2,083,411
KK Davinci Advisors(a)	598	524,540
Komatsu Ltd.	118,000	3,430,985
Kurabo Industries Ltd.	173,100	489,249
Kyushu Electric Power Co., Inc.	30,700	805,369
Marubeni Corp.	191,700	1,580,309
Mitsubishi Chemical, Inc.	162,000	1,489,413
Mitsui Chemicals, Inc.	148,000	1,126,303
NGK Insulators Ltd.	143,000	3,519,107
Nifco Inc.	33,400	731,070
Nintendo Co. Ltd.	13,600	4,981,604
Nippon Oil Corp.	341,200	3,175,758
Nippon Paper Group, Inc.	400	1,331,980
Nippon Telegraph and Telephone Corp.	600	2,665,584
Nipro Corp.	57,000	1,173,563
Nissan Motor Co. Ltd.	317,000	3,401,072
Nomura Holdings, Inc.	91,300	1,779,655
NTT DoCoMo, Inc.	2,400	3,801,015
Oji Paper Co. Ltd.	185,000	900,020
Okasan Holdings, Inc.	63,100	419,727
ORIX Corp.	23,100	6,088,081
Promise Co. Ltd.	5,100	157,401
Rengo Co. Ltd.	118,900	587,137
Ricoh Co. Ltd.	95,600	2,212,873

SEE NOTES TO FINANCIAL STATEMENTS.

A81

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Japan (cont’d.)
Santen Pharmaceutical Co. Ltd.	26,700	$650,558
Sanwa Shutter Corp.	281,000	1,629,515
Shin-Etsu Chemical Co. Ltd.	37,700	2,697,559
Sumitomo Corp.	115,400	2,108,832
Suruga Bank Ltd.	125,000	1,576,650
Takefuji Corp.	19,000	638,863
Tanabe Seiyaku Co. Ltd.	85,600	1,020,595
Toppan Printing Co. Ltd.	85,000	914,721
Toyota Motor Corp.	35,000	2,217,259
Toyota Motor Corp., ADR	59,828	7,531,149
Yokohama Rubber Co. Ltd. (The)	174,300	1,313,709

		96,918,697

Mexico — 1.7%
America Movil — Ser. L, ADR	128,309	7,946,176
America Movil SA de CV	1,582,200	4,885,657
Wal-Mart de Mexico SA de CV	971,900	3,688,425

		16,520,258

Netherlands — 2.0%
ABN AMRO Holding NV	22,700	1,040,848
Aegon NV	108,800	2,141,403
Heineken NV, ADR	132,745	3,898,416
ING Groep NV	81,100	3,569,520
OCE NV	85,700	1,671,461
Randstad Holdings NV	33,800	2,675,228
Royal Dutch Shell PLC, ADR	27,700	2,249,240
Royal KPN NV	172,200	2,856,935

		20,103,051

New Zealand — 0.2%
Air New Zealand Ltd.	500,600	1,018,805
Fisher & Paykel Appliances Holdings Ltd.	319,700	857,666

		1,876,471

Norway — 0.2%
Norsk Hydro ASA	54,500	2,090,368

Portugal — 0.1%
Energias de Portugal SA	167,600	926,767

Russia — 0.1%
PIK Group, GDR, 144A(a)(b)	49,900	1,252,490

Singapore — 1.1%
CapitaLand Ltd.	1,190,000	6,296,914
MobileOne Ltd.	390,330	560,984
Neptune Orient Lines Ltd.	432,800	1,498,507
Singapore Airlines Ltd.	191,000	2,345,778

		10,702,183

South Africa — 0.4%
MTN Group Ltd.	168,400	2,289,044
Naspers Ltd.	51,500	1,323,157

		3,612,201

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	137,000	3,350,322
Banco Santander Central Hispano SA	200,200	3,680,074
Inditex SA	64,600	3,802,298
Repsol YPF SA	93,200	3,689,653
Telefonica SA	55,700	1,239,552

		15,761,899

SEE NOTES TO FINANCIAL STATEMENTS.

A82

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Sweden — 0.6%
Electrolux AB, Ser. B	83,600	$1,979,384
Husqvarna AB (Class A Stock)	20,130	284,208
Husqvarna AB (Class B Stock)	14,100	199,598
Nordea Bank AB	244,700	3,821,943

		6,285,133

Switzerland — 5.4%
ABB Ltd.	327,600	7,386,652
Baloise Holding AG	21,900	2,160,097
Ciba Specialty Chemicals AG	11,600	753,714
Credit Suisse Group	68,700	4,877,086
EFG International(a)	36,800	1,692,103
Geberit AG	7,700	1,311,982
Georg Fischer AG(a)	2,500	1,886,670
Julius Baer Holding AG	32,900	2,353,987
Kuehne & Nagel International AG	25,700	2,367,047
Nestle SA	11,300	4,293,701
Nobel Biocare Holding AG	4,250	1,387,332
Rieter Holding AG	2,200	1,150,012
Roche Holdings AG	23,250	4,119,588
SGS SA	1,661	1,964,076
Swiss Reinsurance	26,100	2,380,323
Swisscom AG	6,200	2,119,661
Syngenta AG	4,900	955,259
UBS AG	19,400	1,160,204
UBS AG — New	110,336	6,621,262
Verwalt & Privat-Bank AG	2,578	673,256
Zurich Financial Services AG	5,900	1,823,869

		53,437,881

Taiwan — 0.6%
HON HAI Precision Industry Co. Ltd., GDR	210,940	3,775,826
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	199,500	2,220,435

		5,996,261

United Kingdom — 11.5%
Acergy SA	58,200	1,310,239
Alliance & Leicester PLC	76,000	1,680,257
AstraZeneca PLC	85,000	4,555,224
Aviva PLC	60,000	890,683
Barclays PLC	299,200	4,162,743
Beazley Group PLC	411,400	1,208,092
BG Group PLC	413,700	6,781,605
BP PLC	391,400	4,709,448
Bradford & Bingley PLC	178,100	1,402,490
Brit Insurance Holdings PLC	227,200	1,560,860
BT Group PLC	756,400	5,034,255
Capita Group PLC	217,300	3,154,510
Carphone Warehouse Group PLC	180,900	1,189,073
Davis Service Group PLC	69,100	860,162
DSG International PLC	566,000	1,793,985
GKN PLC	263,300	2,095,990
GlaxoSmithKline PLC	55,000	1,432,750
HBOS PLC	509,400	10,019,552
Interserve PLC	39,010	371,162
Legal & General Group PLC	498,500	1,495,530
Lloyds TSB Group PLC	346,200	3,848,483
Man Group PLC	271,000	3,296,423

SEE NOTES TO FINANCIAL STATEMENTS.

A83

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

United Kingdom (cont’d.)
Northern Foods PLC	211,500	$502,007
Old Mutual PLC	319,100	1,075,282
Reckitt Benckiser PLC	125,800	6,886,991
Rolls-Royce Group PLC	548,400	5,904,900
Rolls-Royce Group PLC, B Share entitlement	30,073,600	60,391
Rotork PLC	48,800	891,562
Royal & Sun Alliance Insurance Group PLC	300,200	873,356
Royal Bank of Scotland Group PLC (The)	257,100	3,253,211
Royal Dutch Shell PLC (Class B Stock)	211,400	8,812,423
Serco Group PLC	161,800	1,458,569
Tate & Lyle PLC	71,300	809,132
Taylor Woodrow PLC	148,300	1,067,635
Tesco PLC	813,700	6,807,983
Tomkins PLC	113,100	587,492
Vedanta Resources PLC	90,300	2,910,712
Vodafone Group PLC	1,594,200	5,341,863
Xstrata PLC	63,000	3,750,578

		113,847,603

United States — 37.5%
3M Co.	25,100	2,178,429
Air Products & Chemicals, Inc.	14,043	1,128,636
Alltel Corp.	18,200	1,229,410
Altria Group, Inc.	19,100	1,339,674
American Express Co.	29,900	1,829,282
American International Group, Inc.	46,200	3,235,386
Ameriprise Financial, Inc.	32,600	2,072,382
Amylin Pharmaceuticals, Inc.(a)(b)	69,351	2,854,487
Anadarko Petroleum Corp.	21,542	1,119,969
Anheuser-Busch Cos., Inc.	60,400	3,150,464
Apache Corp.	7,502	612,088
Apple, Inc.(a)	38,965	4,755,289
AT&T, Inc.	148,511	6,163,207
Avon Products, Inc.	58,700	2,157,225
Baker Hughes, Inc.(b)	68,097	5,729,001
Bank of America Corp.	89,500	4,375,655
Boeing Co.	48,208	4,635,681
Boston Scientific Corp.(a)	60,000	920,400
Bowater, Inc.	31,800	793,410
Bristol-Myers Squibb Co.	36,300	1,145,628
Burlington Northern Santa Fe Corp.	53,294	4,537,451
Cameron International Corp.(a)	18,394	1,314,619
Campbell Soup Co.(b)	21,700	842,177
CB Richard Ellis Group, Inc.(a)	19,527	712,736
CBS Corp. (Class B Stock)	28,700	956,284
Chevron Corp.	64,600	5,441,904
Cisco Systems, Inc.(a)	192,967	5,374,131
Citigroup, Inc.	65,400	3,354,366
Coca-Cola Co. (The)(b)	60,200	3,149,062
Comcast Corp. (Class A Stock)(a)(b)	364,466	10,248,783
CVS Caremark Corp.	56,675	2,065,804
Dell, Inc.(a)	59,600	1,701,580
Devon Energy Corp.	8,677	679,322
Dow Chemical Co. (The)	14,400	636,768
Dow Jones & Co., Inc.	30,800	1,769,460
Duke Energy Corp.	76,700	1,403,610
E.I. du Pont de Nemours & Co.	48,000	2,440,320
Entergy Corp.	27,200	2,919,920

SEE NOTES TO FINANCIAL STATEMENTS.

A84

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (cont’d.)

Exxon Mobil Corp.	63,500	$5,326,380
Fannie Mae(b)	27,400	1,790,042
FedEx Corp.	68,415	7,592,013
Fifth Third Bancorp	57,300	2,278,821
Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	34,757	2,878,575
Genentech, Inc.(a)	98,596	7,459,773
General Dynamics Corp.	85,774	6,709,242
General Electric Co.	168,300	6,442,524
General Mills, Inc.	28,600	1,670,812
General Motors Corp.(b)	39,700	1,500,660
Genworth Financial, Inc.	63,400	2,180,960
Genzyme Corp.(a)	53,839	3,467,232
Goldman Sachs Group, Inc.	31,763	6,884,630
Google, Inc. (Class A Stock)(a)	4,967	2,599,628
H&R Block, Inc.	85,100	1,988,787
Hartford Financial Services Group, Inc.	19,300	1,901,243
Home Depot, Inc. (The)	85,300	3,356,555
Illinois Tool Works, Inc.	47,500	2,574,025
Intel Corp.	354,104	8,413,510
International Business Machines Corp.	32,400	3,410,100
International Paper Co.(b)	79,000	3,084,950
Johnson & Johnson	47,300	2,914,626
JPMorgan Chase & Co.	115,400	5,591,130
Kraft Foods, Inc. (Class A Stock)	117,559	4,143,955
Las Vegas Sands Corp.(a)(b)	69,251	5,290,084
Liberty Media Holdings Corp. — Capital (Class A Stock)(a)	16,000	1,882,880
Liberty Media Holdings Corp. — Interactive (Class A Stock)(a)	74,800	1,670,284
Lincoln National Corp.	21,900	1,553,805
Lockheed Martin Corp.	72,935	6,865,372
Lowe’s Cos., Inc.(b)	177,308	5,441,583
Macy’s, Inc.	37,274	1,482,760
Marathon Oil Corp.(b)	8,880	532,445
Marsh & McLennan Cos., Inc.(b)	126,600	3,909,408
Mastercard, Inc. (Class A Stock)	40,278	6,680,912
McDonald’s Corp.	146,834	7,453,294
Mellon Financial Corp.(b)	60,100	2,644,400
Merck & Co., Inc.	78,500	3,909,300
Merrill Lynch & Co., Inc.	27,200	2,273,376
MGM Mirage(a)	35,629	2,938,680
Microsoft Corp.	133,500	3,934,245
Monsanto Co.	89,813	6,065,970
Moody’s Corp.	33,744	2,098,877
Morgan Stanley	32,600	2,734,488
Murphy Oil Corp.	41,800	2,484,592
New York Times Co. (The) (Class A Stock)(b)	58,100	1,475,740
Newell Rubbermaid, Inc.	70,100	2,063,043
NiSource, Inc.	66,300	1,373,073
Nucor Corp.	8,800	516,120
Pfizer, Inc.	119,000	3,042,830
Praxair, Inc.	91,780	6,607,242
Qwest Communications International, Inc.(a)(b)	139,300	1,351,210
RadioShack Corp.(b)	19,000	629,660
Raytheon Co.	39,800	2,144,822
Schering-Plough Corp.	162,897	4,958,585
Schlumberger Ltd.(b)	94,554	8,031,416
Southwest Airlines Co.	154,000	2,296,140
Spectra Energy Corp.	40,600	1,053,976

SEE NOTES TO FINANCIAL STATEMENTS.

A85

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
United States (cont’d.)
Sprint Nextel Corp.(b)	118,400	$2,452,064
St. Joe Co. (The)(b)	49,051	2,273,023
State Street Corp.	33,200	2,270,880
Station Casinos, Inc.	13,622	1,182,390
Time Warner, Inc.	155,200	3,265,408
U.S. Bancorp	90,300	2,975,385
Union Pacific Corp.	82,644	9,516,456
UnitedHealth Group, Inc.	303,082	15,499,612
Verizon Communications, Inc.	55,600	2,289,052
Viacom, Inc. (Class B Stock)(a)	31,700	1,319,671
Wal-Mart Stores, Inc.	50,300	2,419,933
Walt Disney Co.	49,200	1,679,688
Waste Management, Inc.	68,800	2,686,640
Wells Fargo & Co.	123,879	4,356,824
Wyeth	42,400	2,431,216
Wynn Resorts Ltd.(a)(b)	78,188	7,012,682
Yum! Brands, Inc.	132,140	4,323,621

		372,479,330

TOTAL LONG-TERM INVESTMENTS (cost $764,606,646)		949,532,697

SHORT-TERM INVESTMENT — 10.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $102,859,899; includes $72,723,835 of cash collateral received for securities on loan)(Note 4)(c)(d)	102,859,899	102,859,899

TOTAL INVESTMENTS(e) — 106.0% (cost $867,466,545)		1,052,392,596
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0%)		(59,162,617)

TOTAL NET ASSETS — 100.0%		$993,229,979

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $70,566,727; cash collateral of $72,723,835 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(e)	As of June 30, 2007, 131 securities representing $322,503,920 and 32.5% of the net assets were fair valued in accordance with policies adopted by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

A86

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 were as follows:

Affiliated Money Market Mutual Fund (including 7.3% of collateral received for securities on loan)	10.4%
Commercial Banks	8.3
Telecommunications	6.7
Oil, Gas & Consumable Fuels	6.6
Capital Markets	5.4
Automobiles	4.4
Insurance	4.1
Food & Staples Retailing	3.9
Chemicals	3.3
Pharmaceuticals	3.1
Hotels, Restaurants & Leisure	2.9
Media	2.9
Aerospace & Defense	2.7
Diversified Financial Services	2.5
Industrial Conglomerates	2.4
Energy Equipment & Services	2.3
Metals & Mining	2.3
Specialty Retail	2.0
Road & Rail	1.9
Machinery	1.8
Real Estate	1.7
Beverages	1.6
Health Care Providers & Services	1.6
Electrical Equipment	1.5
Biotechnology	1.4
Commercial Services	1.4
Software	1.4
Electric Utilities	1.1
Air Freight & Logistics	1.0
Computers & Peripherals	1.0
Consumer Finance	0.9
Paper & Forest Products	0.9
Airlines	0.8
Household Durables	0.8
Personal Products	0.8
Semiconductors & Semiconductor Equipment	0.8
Trading Companies & Distributors	0.8
Electronic Equipment & Instruments	0.7
Household Products	0.7
IT Services	0.7
Health Care Equipment & Supplies	0.6
Multi-Utilities	0.6
Communications Equipment	0.5
Marine	0.4
Office Equipment	0.4
Building Materials	0.3
Internet Software & Services	0.3
Thrifts & Mortgage Finance	0.3
Construction & Engineering	0.2
Diversified Consumer Services	0.2
Internet & Catalog Retail	0.2
Construction Materials	0.1
Containers & Packaging	0.1
Multiline Retail	0.1
Textiles, Apparel & Luxury Goods	0.1
Tobacco	0.1

106.0
Liabilities in excess of other assets	(6.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A87

GLOBAL PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $70,566,727:
Unaffiliated investments (cost $764,606,646)	$949,532,697
Affiliated investments (cost $102,859,899)	102,859,899
Cash	16,971
Foreign currency, at value (cost $7,557,863)	7,629,922
Receivable for investments sold	16,904,500
Dividends and interest receivable	1,089,514
Foreign tax reclaim receivable	549,189
Prepaid expenses	1,998

Total Assets	1,078,584,690

LIABILITIES
Collateral for securities on loan	72,723,835
Payable for investments purchased	11,755,455
Management fee payable	612,081
Accrued expenses and other liabilities	262,556
Transfer agent fee payable	784

Total Liabilities	85,354,711

NET ASSETS	$993,229,979

Net assets were comprised of:
Paid-in capital	$772,550,308
Retained earnings	220,679,671

Net assets, June 30, 2007	$993,229,979

Net asset value and redemption price per share, $993,229,979 / 40,593,393 outstanding shares of beneficial interest (authorized 125,000,000 shares)	$24.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $955,066)	$10,853,672
Affiliated dividend income	673,340
Affiliated income from securities loaned, net	99,516
Interest	6,331

11,632,859

EXPENSES
Management fee	3,581,146
Custodian’s fees and expenses	124,000
Shareholders’ reports	95,000
Insurance expenses	12,000
Audit fee	12,000
Trustees’ fees	10,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses (including affiliated expense of $2,400) (Note 4)	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	12,125

Total expenses	3,855,271

NET INVESTMENT INCOME	7,777,588

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	36,746,312
Foreign currency transactions	(285,423)

36,460,889

Net change in unrealized appreciation (depreciation) on:
Investments	35,040,491
Foreign currencies	(84,130)

34,956,361

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	71,417,250

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,194,838

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,777,588	$10,692,630
Net realized gain on investments and foreign currency transactions	36,460,889	32,439,736
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	34,956,361	112,256,288

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	79,194,838	155,388,654

DISTRIBUTIONS	—	(5,516,655)

SERIES SHARE TRANSACTIONS:
Series shares sold [923,110 and 2,609,905 shares, respectively]	21,596,234	53,367,041
Series shares issued in reinvestment of distributions [0 and 272,832 shares, respectively]	—	5,516,655
Series shares repurchased [1,729,406 and 4,426,740 shares, respectively]	(40,419,989)	(90,036,644)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(18,823,755)	(31,152,948)

TOTAL INCREASE IN NET ASSETS	60,371,083	118,719,051
NET ASSETS:
Beginning of period	932,858,896	814,139,845

End of period	$993,229,979	$932,858,896

SEE NOTES TO FINANCIAL STATEMENTS.

A88

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.4%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Asset Backed Securities — 3.5%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.20%	10/01/16	$3,716	$3,818,159
Series 1997-20A, Class 1	7.15%	01/01/17	3,898	4,001,659
Series 1997-20G, Class 1	6.85%	07/01/17	1,260	1,289,662
Series 1998-20I, Class 1	6.00%	09/01/18	2,698	2,727,502

				11,836,982

Collateralized Mortgage Obligations — 6.8%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,764,660
Series 2501, Class MC	5.50%	09/15/17	2,000	1,992,290
Series 2513, Class HC	5.00%	10/15/17	2,339	2,236,378
Series 2518, Class PV	5.50%	06/15/19	1,920	1,863,240
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	4,977,516
Series 2002-57, Class ND	5.50%	09/25/17	2,356	2,344,251
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	5,997,316
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	591	588,118

				22,763,769

Commercial Mortgage Backed Securities — 7.0%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF1, Class A1(b)	7.64%	02/15/32	459	465,915
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	3,964,668
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	229	230,435
Series 2000-C2, Class A1	6.94%	10/15/32	72	71,694
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,465,046
Series 2006-GG8, Class A4	5.56%	11/10/39	1,700	1,662,882
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4	5.747%	02/12/49	3,100	3,071,418
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	5.378%	08/12/48	2,000	1,922,202
Merrill Lynch Mortgage Trust, Series 2006-C1, Class ASB	5.843%	05/12/39	1,500	1,498,703
Morgan Stanley Capital I, Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,320,199
Series 2006-IQ11, Class A4	5.945%	10/15/42	2,800	2,788,575
Morgan Stanley Dean Witter I, Series 2001-TOP1, Class A2	6.32%	02/15/33	273	273,151

				23,734,888

Corporate Bond — 0.4%
DEPFA ACS Bank, 144A(c)	5.125%	03/16/37	1,520	1,392,793

Foreign Government Bonds — 1.9%
Deutsche Bundesrepublik, Series 05	4.00%	01/04/37	EUR 1,030	1,239,625
Series 06	4.00%	07/04/16	EUR 1,725	2,240,294
Hungary Government Bonds	8.00%	02/12/15	HUF 97,500	573,124
Norwegian Government Bonds	5.00%	05/15/15	NOK 6,160	1,031,900
Sweden Government Bond, Series 1041	6.75%	05/05/14	SEK 7,180	1,186,833

				6,271,776

Mortgage Backed Securities — 54.6%
Federal Home Loan Morgage Corp.(a)	3.534%	05/01/34	1,792	1,738,152
Federal Home Loan Morgage Corp.(a)	3.782%	06/01/34	4,498	4,387,974

SEE NOTES TO FINANCIAL STATEMENTS.

A89

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (cont’d.)
Federal Home Loan Mortgage Corp.	5.00%	06/01/33-05/01/34	$10,640	$10,019,472
Federal Home Loan Mortgage Corp.	5.50%	TBA 30 YR	16,500	15,907,023
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	659	654,997
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	910	926,440
Federal Home Loan Mortgage Corp.	7.00%	08/01/11-10/01/32	909	925,069
Federal National Mortgage Association(a)	3.495%	06/01/34	12,255	11,991,315
Federal National Mortgage Association(a)	3.595%	07/01/33	6,258	6,281,066
Federal National Mortgage Association(a)	3.80%	04/01/34	762	747,447
Federal National Mortgage Association(a)	4.058%	08/01/33	3,149	3,080,004
Federal National Mortgage Association(a)	4.25%	04/01/34	2,099	2,079,363
Federal National Mortgage Association(a)	4.472%	06/01/34	1,875	1,866,162
Federal National Mortgage Association(a)	4.50%	TBA 15 YR	5,000	4,743,750
Federal National Mortgage Association(a)	4.873%	10/01/34	2,835	2,783,710
Federal National Mortgage Association(a)	4.967%	06/01/36	4,354	4,333,929
Federal National Mortgage Association	5.00%	07/01/18-12/01/31	9,366	9,075,334
Federal National Mortgage Association	5.00%	TBA 15 YR	7,000	6,763,750
Federal National Mortgage Association	5.00%	TBA 30 YR	13,500	12,643,587
Federal National Mortgage Association	5.50%	01/01/17-11/01/35	40,652	39,354,833
Federal National Mortgage Association	5.50%	TBA 15 YR	6,000	5,910,000
Federal National Mortgage Association	6.00%	11/01/14-01/01/36	8,383	8,324,314
Federal National Mortgage Association	6.00%	TBA 30 YR	4,500	4,447,971
Federal National Mortgage Association(a)	6.276%	03/01/11	1,260	1,288,933
Federal National Mortgage Association	6.50%	11/01/09-10/01/32	4,528	4,607,758
Federal National Mortgage Association	6.50%	TBA 30 YR	4,000	4,037,500
Federal National Mortgage Association	7.00%	02/01/12-01/01/36	2,037	2,102,447
Federal National Mortgage Association	7.50%	07/01/07-10/01/12	223	228,879
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	66	70,080
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	243	263,699
Government National Mortgage Association	5.00%	07/15/33-04/15/34	4,224	4,004,844
Government National Mortgage Association	5.50%	TBA 30 YR	4,500	4,366,404
Government National Mortgage Association	6.50%	07/15/32-08/15/32	910	928,213
Government National Mortgage Association	7.00%	03/15/23-08/15/28	2,106	2,195,219
Government National Mortgage Association	7.50%	12/15/25-02/15/26	406	425,214
Government National Mortgage Association	8.50%	09/15/24-04/15/25	511	550,951

				184,055,803

U.S. Government Agency Obligations — 22.4%
Federal Home Loan Bank(d)	4.875%	05/17/17	27,875	26,625,476
Federal Home Loan Mortgage Corp., M.T.N.	4.75%	01/18/11	645	635,582
Federal Home Loan Mortgage Corp., M.T.N.	5.35%	11/14/11	1,210	1,202,463
Federal National Mortgage Association	4.875%	04/10/08	7,135	7,109,542
Federal National Mortgage Association	5.30%	02/22/11	14,630	14,552,827
Federal National Mortgage Association(d)	5.375%	06/12/17	14,005	13,894,136
FICO Strip Principal	Zero	05/11/18	4,000	2,231,104
Tennessee Valley Authority, Series B	4.375%	06/15/15	9,850	9,195,379

				75,446,509

U.S. Government Treasury Securities — 1.8%
United States Treasury Bonds(d)	4.50%	02/15/36	370	335,024
United States Treasury Bonds	6.00%	02/15/26	390	425,709
United States Treasury Bonds	6.625%	02/15/27	365	427,563
United States Treasury Notes	4.125%	08/15/08	15	14,858
United States Treasury Notes	4.875%	04/30/08	8	7,989
United States Treasury Strips	Zero	05/15/20-05/15/21	10,100	4,972,895

				6,184,038

TOTAL LONG-TERM INVESTMENTS (cost $337,330,278)				331,686,558

SEE NOTES TO FINANCIAL STATEMENTS.

A90

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

SHORT-TERM INVESTMENTS — 32.6%			Shares	Value (Note 2)

Affiliated Mutual Funds — 32.6%
Dryden Core Investment Fund — Short-Term Bond Series (cost $41,626,549)(f)			4,161,937	$41,619,366
Dryden Core Investment Fund — Taxable Money Market Series (cost $68,227,035; includes $41,729,828 of cash collateral received for securities on loan)(Note 4)(e)(f)			68,227,035	68,227,035

TOTAL AFFILIATED MUTUAL FUNDS (cost $109,853,584)				109,846,401

OUTSTANDING OPTIONS PURCHASED			Contracts
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.625			85	11,688
90 Day Euro Future, expiring 09/17/07 @ $95			85	2,125
Iceland Krona, expiring 06/03/08 @ $66.25			342,000	14,315
US 10 Yr. Note, expiring 08/24/07 @ $104			32	61,000
US Long Bond, expiring 08/24/07 @ $111			46	9,344

TOTAL OPTIONS PURCHASED (cost $163,920)				98,472

TOTAL SHORT-TERM INVESTMENTS (cost $110,017,504)				109,944,873

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 131.0% (cost $447,347,782)				441,631,431

OUTSTANDING OPTIONS WRITTEN
Call Options
90 Day Euro Future, expiring 09/17/07 @ $94.75			85	(4,781)
90 Day Euro Future, expiring 09/17/07 @ $94.875			85	(2,656)
U.S. 10 Yr. Note, expiring 08/24/07 @ $106			32	(19,500)
U.S. Long Bond, expiring 08/24/07 @ $114			46	(1,438)

TOTAL OPTIONS WRITTEN (premium received $52,997)				(28,375)

SECURITY SOLD SHORT — (0.6%)	Interest Rate	Maturity Date	Principal Amount (000)
Mortgage Backed Securities
Federal National Mortgage Association (proceeds received $1,946,719)	5.50%	TBA 30 YR	$2,000	(1,928,750)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITY SOLD SHORT — 130.4% (cost $445,348,066)				439,674,306
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (30.4%)				(102,519,178)

TOTAL NET ASSETS — 100.0%				$337,155,128

The following abbreviations are used in portfolio descriptions:

EUR	—	Euro
FICO	—	Financing Corporation
HUF	—	Hungarian Forint
M.T.N.	—	Medium Term Note
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
TBA	—	Securities Purchased on a Forward Commitment Basis

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2007.

(b)	Security segregated as collateral for futures contracts.

(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(d)	All or portion of security is on loan. The aggregate market value of such securities is $41,039,472; cash collateral of $41,729,828 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
6	Australian 10 Yr. Bond	Sep. 07	$476,863	$476,883	$(20)
18	2 Yr. Euro Schatz	Sep. 07	2,497,002	2,497,716	(714)
1	Japanese 10 Yr. Bond	Sep. 07	1,072,162	1,069,563	2,599
2	Long-Term U.K. Gilt	Sep. 07	416,603	424,391	(7,788)
36	U.S. 5 Yr. Notes	Sep. 07	3,746,812	3,741,438	5,374
19	U.S. 30 Yr. Bond	Sep. 07	2,047,250	2,022,773	24,477

					23,928

Short Positions:
18	U.S. Treasury 2 Yr. Notes	Sep. 07	3,668,063	3,660,420	(7,643)
381	U.S. Treasury 10 Yr. Notes	Sep. 07	40,272,891	40,488,072	215,181
6	10 Yr. Euro-Bund	Sep. 07	899,371	900,907	1,536

					209,074

					$233,002

Open forward foreign currency exchange contracts outstanding at June 30, 2007:

Purchase Contracts:	Contracts to Deliver	Payable at Statement Date	Value at June 30, 2007	Unrealized Appreciation
Australian Dollar expiring 07/25/07	AUD 195,246	$164,792	$165,419	$627
Japanese Yen expiring 07/26/07	JPY 6,566,146	53,148	53,516	368
Pound Sterling expiring 07/26/07	GBP 123,102	246,053	247,122	1,069
Hungarian Forint expiring 07/27/07	HUF30,798,900	168,300	168,442	142
New Zealand Dollar expiring 07/25/07	NZD 368,535	279,788	283,533	3,745
Norwegian Krone expiring 07/03/07	NOK 6,132,356	1,039,594	1,039,981	387
expiring 07/27/07	NOK 6,087,258	1,018,607	1,032,816	14,209

				$20,547

Sales Contracts:	Contracts to Deliver	Receivable at Statement Date	Value at June 30, 2007	Unrealized (Depreciation)
Australian Dollar expiring 07/25/07	AUD 198,865	$168,200	$168,486	$(286)
Euros expiring 07/26/07	EUR 2,444,275	3,293,490	3,311,207	(17,717)
Hungarian Forint expiring 07/27/07	HUF107,531,385	585,046	588,099	(3,053)
Norwegian Krone expiring 07/27/07	NOK 5,174,262	865,831	877,909	(12,078)
expiring 07/27/07	NOK 6,132,356	1,040,066	1,040,468	(402)
New Zealand Dollar expiring 07/02/07	NZD 20,519	15,783	15,818	(35)
Swedish Krona expiring 07/27/07	SEK 8,173,874	1,191,148	1,196,778	(5,630)

				(39,201)

				$(18,654)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services(1)	07/03/12	$8,000	5.50777%	3 month LIBOR	$—
Morgan Stanley Capital Services(1)	12/22/16	NZD 1,465	6.8075%	3 month NZD-BBR-FRA	(66,445)
Morgan Stanley Capital Services(1)	03/02/17	NZD 1,465	6.86%	3 month NZD-BBR-FRA	(44,364)
JPMorgan Chase Bank(2)	05/17/17	NZD 1,700	7.325%	3 month NZD-BBR-FRA	22,634
Merrill Lynch Capital Services(1)	06/14/37	5,250	6.00774%	3 month LIBOR	72,464
Merrill Lynch Capital Services(1)	06/18/37	2,375	5.95197%	3 month LIBOR	51,049

					$35,338

(1)	The Portfolio pays the floating rate and receives the fixed rate.

(2)	The Portfolio pays the fixed rate and receives the floating rate.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Mortgage Backed Securities	54.6%
Affiliated Mutual Funds (including 12.4% of collateral received for securities on loan)	32.6
U.S. Government Agency Obligations	22.4
Commercial Mortgage Backed Securities	7.0
Collateralized Mortgage Obligations	6.8
Asset Backed Securities	3.5
Foreign Government Bonds	1.9
U.S. Government Treasury Securities	1.8
Corporate Bond	0.4

131.0
Security Sold Short	(0.6)
Liabilities in excess of other assets	(30.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

GOVERNMENT INCOME PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $41,039,472:
Unaffiliated investments (cost $337,494,198)	$331,785,030
Affiliated investments (cost $109,853,584)	109,846,401
Foreign currency (cost $15,545)	15,733
Receivable for investments sold	134,047,199
Interest receivable	1,939,548
Unrealized appreciation on swaps	146,147
Unrealized appreciation on forward currency contracts	20,547
Receivable for Series shares sold	18,071
Prepaid expenses	838

Total Assets	577,819,514

LIABILITIES
Payable for investments purchased	196,250,906
Collateral for securities on loan	41,729,828
Security sold short, at value (proceeds $1,946,719)	1,928,750
Payable for Series shares repurchased	153,163
Accrued expenses and other liabilities	151,211
Due to broker—variation margin	136,837
Unrealized depreciation on swaps	110,809
Management fee payable	110,749
Unrealized depreciation on forward currency contracts	39,201
Outstanding option written (premium received $52,997)	28,375
Payable to custodian	20,815
Deferred trustees’ fees	3,206
Transfer agent fee payable	536

Total Liabilities	240,664,386

NET ASSETS	$337,155,128

Net assets were comprised of:
Paid-in capital	$350,755,238
Retained earnings	(13,600,110)

Net assets, June 30, 2007	$337,155,128

Net asset value and redemption price per share, ($337,155,128/30,366,320 outstanding shares of beneficial interest (authorized 100,000,000 shares)	$11.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated interest income	$6,964,326
Affiliated dividend income	1,877,596
Affiliated income from securities loaned, net	24,286

8,866,208

EXPENSES
Management fee	689,030
Shareholders’ reports	84,000
Custodian’s fees and expenses	42,000
Audit fee	11,000
Trustees’ fees	7,000
Insurance expenses	5,000
Legal fees and expenses	3,000
Transfer agent’s fee and expenses (including affiliated expense of $900) (Note 4)	1,000
Miscellaneous	3,737

Total expenses	845,767

NET INVESTMENT INCOME	8,020,441

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,720,023)
Foreign currency transactions	94,907
Futures transactions	(41,462)
Short sale transactions	59,184
Swap transactions	(329,043)
Options written transactions	55,585

(2,880,852)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,004,389)
Foreign currencies	(22,007)
Futures	245,239
Short sales	14,688
Swaps	79,775
Options written	24,622

(2,662,072)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(5,542,924)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,477,517

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,020,441	$17,134,336
Net realized gain (loss) on investments, swaps and foreign currency transactions	(2,880,852)	(2,865,056)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,662,072)	(1,250,146)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,477,517	13,019,134

DISTRIBUTIONS	(7,246,112)	(17,558,195)

SERIES SHARE TRANSACTIONS:
Series shares sold [310,344 and 1,318,889 shares, respectively]	3,504,397	14,867,273
Series shares issued in reinvestment of distributions [648,836 and 1,568,051 shares, respectively]	7,246,112	17,558,195
Series shares repurchased [2,044,058 and 4,593,356 shares, respectively]	(23,085,571)	(51,789,971)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(12,335,062)	(19,364,503)

TOTAL DECREASE IN NET ASSETS	(17,103,657)	(23,903,564)
NET ASSETS:
Beginning of period	354,258,785	378,162,349

End of period	$337,155,128	$354,258,785

SEE NOTES TO FINANCIAL STATEMENTS.

A94

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace/Defense — 2.7%
Boeing Co.	201,836	$19,408,550
General Dynamics Corp.	99,600	7,790,712
Goodrich Corp.	31,800	1,894,008
Honeywell International, Inc.(b)	202,250	11,382,630
L-3 Communications Holdings, Inc.	32,900	3,204,131
Lockheed Martin Corp.	90,498	8,518,577
Northrop Grumman Corp.	95,026	7,399,675
Precision Castparts Corp.	31,800	3,859,248
Raytheon Co.	111,618	6,015,094
Rockwell Collins, Inc.	41,500	2,931,560
United Technologies Corp.	252,200	17,888,546

		90,292,731

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	38,800	2,037,776
FedEx Corp.	74,240	8,238,413
United Parcel Service, Inc. (Class B Stock)(b)	260,100	18,987,300

		29,263,489

Airlines — 0.1%
Southwest Airlines Co.	176,637	2,633,658

Auto Components — 0.2%
Goodyear Tire & Rubber Co.(a)(b)	49,200	1,710,192
Johnson Controls, Inc.	46,100	5,336,997

		7,047,189

Automobiles — 0.4%
Ford Motor Co.( b)	462,045	4,352,464
General Motors Corp.(b)	139,100	5,257,980
Harley-Davidson, Inc.	63,100	3,761,391

		13,371,835

Beverages — 2.0%
Anheuser-Busch Cos., Inc.	185,900	9,696,544
Brown-Forman Corp. (Class B Stock)	16,200	1,183,896
Coca-Cola Co. (The)	492,700	25,773,137
Coca-Cola Enterprises, Inc.	71,800	1,723,200
Constellation Brands, Inc. (Class A Stock)(a)(b)	38,200	927,496
Molson Coors Brewing Co. (Class B Stock)	11,600	1,072,536
Pepsi Bottling Group, Inc.	33,600	1,131,648
PepsiCo, Inc.	406,440	26,357,634

		67,866,091

Biotechnology — 1.1%
Amgen, Inc.(a)(b)	287,164	15,877,298
Biogen Idec, Inc.(a)	86,825	4,645,138
Celgene Corp.(a)(b)	87,200	4,999,176
Genzyme Corp.(a)	65,000	4,186,000
Gilead Sciences, Inc.(a)	219,800	8,521,646

		38,229,258

Building Products — 0.2%
American Standard Cos., Inc.	38,900	2,294,322
Masco Corp.	101,400	2,886,858

		5,181,180

Capital Markets — 3.8%
Ameriprise Financial, Inc.	59,800	3,801,486
Bank of New York Co., Inc. (The)	191,000	7,915,040
Bear Stearns Cos., Inc.(b)	32,110	4,495,400

SEE NOTES TO FINANCIAL STATEMENTS.

A95

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Capital Markets (cont’d.)
Charles Schwab Corp.	256,700	$5,267,484
E*Trade Financial Corp.(a)	106,800	2,359,212
Federated Investors, Inc. (Class B Stock)	22,600	866,258
Franklin Resources, Inc.	42,400	5,616,728
Goldman Sachs Group, Inc.	104,800	22,715,400
Janus Capital Group, Inc.(b)	61,500	1,712,160
Legg Mason, Inc.	32,800	3,226,864
Lehman Brothers Holdings, Inc.(b)	139,600	10,402,992
Mellon Financial Corp.(b)	105,700	4,650,800
Merrill Lynch & Co., Inc.	226,100	18,897,438
Morgan Stanley	267,610	22,447,127
Northern Trust Corp.	47,100	3,025,704
State Street Corp.	85,600	5,855,040
T. Rowe Price Group, Inc.	60,600	3,144,534

		126,399,667

Chemicals — 1.6%
Air Products & Chemicals, Inc.	55,700	4,476,609
Ashland, Inc.	18,600	1,189,470
Dow Chemical Co.	239,561	10,593,387
Du Pont (E.I.) de Nemours & Co.	226,891	11,535,138
Eastman Chemical Co.	20,900	1,344,497
Ecolab, Inc.(b)	48,800	2,083,760
Hercules, Inc.(a)	27,900	548,235
International Flavors & Fragrances, Inc.	18,700	975,018
Monsanto Co.	133,996	9,050,090
PPG Industries, Inc.	41,000	3,120,510
Praxair, Inc.	79,000	5,687,210
Rohm and Haas Co.	38,800	2,121,584
Sigma-Aldrich Corp.	25,600	1,092,352

		53,817,860

Commercial Banks — 3.8%
BB&T Corp.	136,000	5,532,480
Comerica, Inc.	41,250	2,453,138
Commerce Bancorp, Inc.	38,300	1,416,717
Compass Bancshares, Inc.	27,200	1,876,256
Fifth Third Bancorp.	138,949	5,526,002
First Horizon National Corp.(b)	29,600	1,154,400
Huntington Bancshares, Inc.	63,875	1,452,518
KeyCorp.	107,500	3,690,475
M&T Bank Corp.	20,100	2,148,690
Marshall & Ilsley Corp.	58,700	2,795,881
National City Corp.(b)	148,100	4,934,692
PNC Financial Services Group, Inc.(b)	84,300	6,034,194
Regions Financial Corp.	184,712	6,113,967
SunTrust Banks, Inc.	87,700	7,519,398
Synovus Financial Corp.	71,900	2,207,330
US Bancorp	439,581	14,484,194
Wachovia Corp.	491,855	25,207,569
Wells Fargo & Co.	834,620	29,353,585
Zions Bancorporation	27,700	2,130,407

		126,031,893

Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(a)	71,800	966,428
Avery Dennison Corp.	25,000	1,662,000
Cintas Corp.	35,800	1,411,594

SEE NOTES TO FINANCIAL STATEMENTS.

A96

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Commercial Services & Supplies (cont’d.)
Donnelley (R.R.) & Sons Co.	54,200	$2,358,242
Equifax, Inc.(b)	31,100	1,381,462
Monster Worldwide, Inc.(a)	22,900	941,190
Pitney Bowes, Inc.	55,900	2,617,238
Robert Half International, Inc.	43,200	1,576,800
Waste Management, Inc.	132,830	5,187,012

		18,101,966

Communications Equipment — 2.6%
ADC Telecommunications, Inc.(a)(b)	27,200	498,576
Avaya, Inc.(a)	110,908	1,867,691
Ciena Corp.(a)(b)	19,657	710,207
Cisco Systems, Inc.(a)	1,489,400	41,479,790
Corning, Inc.(a)	371,500	9,491,825
JDS Uniphase Corp.(a)(b)	24,887	334,232
Juniper Networks, Inc.(a)(b)	123,700	3,113,529
Motorola, Inc.	574,595	10,170,332
QUALCOMM, Inc.	407,200	17,668,408
Tellabs, Inc.(a)	108,000	1,162,080

		86,496,670

Computers & Peripherals — 3.9%
Apple, Inc.(a)	210,600	25,701,624
Dell, Inc.(a)	559,900	15,985,145
EMC Corp.(a)(b)	549,974	9,954,529
Hewlett-Packard Co.	661,616	29,521,306
International Business Machines Corp.(b)	342,200	36,016,550
Lexmark International, Inc.(a)(b)	23,614	1,164,406
NCR Corp.(a)	46,300	2,432,602
Network Appliance, Inc.(a)	92,100	2,689,320
QLogic Corp.(a)(b)	36,100	601,065
SanDisk Corp.(a)(b)	47,300	2,314,862
Sun Microsystems, Inc.(a)	817,800	4,301,628

		130,683,037

Construction & Engineering — 0.1%
Fluor Corp.(b)	23,500	2,617,195

Construction Materials — 0.1%
Vulcan Materials Co.(b)	25,400	2,909,316

Consumer Finance — 0.9%
American Express Co.	296,100	18,115,398
Capital One Financial Corp.	101,269	7,943,540
SLM Corp.(b)	98,600	5,677,388

		31,736,326

Containers & Packaging — 0.2%
Ball Corp.(b)	23,400	1,244,178
Bemis Co.	25,900	859,362
Pactiv Corp.(a)	33,000	1,052,370
Sealed Air Corp.	39,820	1,235,216
Temple-Inland, Inc.	26,300	1,618,239

		6,009,365

Distributors — 0.1%
Genuine Parts Co.	46,225	2,292,760

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)	29,800	1,741,214
H&R Block, Inc.	79,500	1,857,915

		3,599,129

SEE NOTES TO FINANCIAL STATEMENTS.

A97

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Diversified Financial Services — 5.1%
Bank of America Corp.	1,111,307	$54,331,798
Chicago Mercantile Exchange Holdings, Inc.(b)	8,200	4,381,752
CIT Group, Inc.	52,300	2,867,609
Citigroup, Inc.	1,216,976	62,418,698
JPMorgan Chase & Co.	862,285	41,777,708
Moody’s Corp.	61,920	3,851,424

		169,628,989

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,535,511	63,723,706
CenturyTel, Inc.	30,000	1,471,500
Citizens Communications Co.(b)	90,300	1,378,881
Embarq Corp.	35,176	2,229,103
Qwest Communications International, Inc.(a)(b)	391,647	3,798,976
Verizon Communications, Inc.(b)	716,438	29,495,752
Windstream Corp.	117,565	1,735,259

		103,833,177

Electric Utilities — 1.8%
Allegheny Energy, Inc.(a)	37,600	1,945,424
American Electric Power Co., Inc.	102,140	4,600,386
Duke Energy Corp.	308,482	5,645,221
Edison International	79,300	4,450,316
Entergy Corp.	50,100	5,378,235
Exelon Corp.	164,350	11,931,810
FirstEnergy Corp.	80,136	5,187,203
FPL Group, Inc.	98,100	5,566,194
Pinnacle West Capital Corp.	26,000	1,036,100
PPL Corp.(b)	92,500	4,328,075
Progress Energy, Inc.(b)	59,414	2,708,684
Southern Co.	179,100	6,141,339

		58,918,987

Electrical Equipment — 0.4%
Cooper Industries, Ltd. (Class A Stock)	46,000	2,626,140
Emerson Electric Co.	197,500	9,243,000
Rockwell Automation, Inc.	45,800	3,180,352

		15,049,492

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	107,082	4,116,232
Jabil Circuit, Inc.	30,900	681,963
Molex, Inc.	32,600	978,326
Solectron Corp.(a)	236,000	868,480
Tektronix, Inc.	18,300	617,442

		7,262,443

Energy Equipment & Services — 2.0%
Baker Hughes, Inc.(b)	79,830	6,716,098
BJ Services Co.	64,300	1,828,692
ENSCO International, Inc.	32,200	1,964,522
Halliburton Co.(b)	236,300	8,152,350
Nabors Industries Ltd.(a)	69,600	2,323,248
National-Oilwell Varco, Inc.(a)	43,200	4,503,168
Noble Corp.	32,800	3,198,656
Rowan Cos., Inc.	15,200	622,896
Schlumberger Ltd.(b)	288,700	24,522,178
Smith International, Inc.(b)	41,900	2,457,016
Transocean, Inc.(a)	73,133	7,750,635
Weatherford International Ltd.(a)	81,500	4,502,060

		68,541,519

SEE NOTES TO FINANCIAL STATEMENTS.

A98

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	114,232	$6,684,857
CVS Caremark Corp.	367,838	13,407,695
Kroger Co.	186,300	5,240,619
Safeway, Inc.	117,300	3,991,719
SUPERVALU, Inc.	46,408	2,149,619
Sysco Corp.	153,700	5,070,563
Walgreen Co.	249,400	10,858,876
Wal-Mart Stores, Inc.	607,700	29,236,447
Whole Foods Market, Inc.(b)	31,300	1,198,790

		77,839,185

Food Products — 1.4%
Archer-Daniels-Midland Co.	166,138	5,497,506
Campbell Soup Co.(b)	48,800	1,893,928
ConAgra Foods, Inc.	132,900	3,569,694
Dean Foods Co.	31,800	1,013,466
General Mills, Inc.	84,100	4,913,122
Heinz (H.J.) & Co.	80,350	3,814,215
Hershey Foods Corp.	43,300	2,191,846
Kellogg Co.	63,700	3,299,023
Kraft Foods, Inc.	398,611	14,051,038
McCormick & Co., Inc.	31,300	1,195,034
Sara Lee Corp.	185,900	3,234,660
Tyson Foods, Inc. (Class A Stock)	51,800	1,193,472
Wrigley (William) Jr. Co.(b)	49,100	2,715,721

		48,582,725

Gas Utilities — 0.1%
Nicor, Inc.	12,200	523,624
Questar Corp.	39,800	2,103,430

		2,627,054

Healthcare Equipment & Supplies — 1.6%
Bausch & Lomb, Inc.	9,500	659,680
Baxter International, Inc.	164,700	9,279,198
Becton Dickinson & Co.	65,800	4,902,100
Biomet, Inc.	51,025	2,332,863
Boston Scientific Corp.(a)	262,699	4,029,803
C.R. Bard, Inc.	26,600	2,197,958
Hospira, Inc.(a)	42,820	1,671,693
Medtronic, Inc.	283,300	14,691,938
St. Jude Medical, Inc.(a)	83,100	3,447,819
Stryker Corp.(b)	69,500	4,384,755
Varian Medical Systems, Inc.(a)	20,600	875,706
Zimmer Holdings, Inc.(a)(b)	58,686	4,981,855

		53,455,368

Healthcare Providers & Services — 2.3%
Aetna, Inc.	139,548	6,893,671
AmerisourceBergen Corp.	58,400	2,889,048
Cardinal Health, Inc.	99,875	7,055,170
CIGNA Corp.	82,000	4,282,040
Coventry Health Care, Inc.(a)	39,750	2,291,588
Express Scripts, Inc.(a)(b)	64,000	3,200,640
Humana, Inc.(a)	41,900	2,552,129
Laboratory Corp. of America Holdings(a)(b)	33,800	2,645,188
Manor Care, Inc.(b)	12,750	832,448
McKesson Corp.	68,107	4,061,901
Medco Health Solutions, Inc.(a)	72,296	5,638,365

SEE NOTES TO FINANCIAL STATEMENTS.

A99

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Healthcare Providers & Services (cont’d.)
Patterson Cos., Inc.(a)	24,300	$905,661
Quest Diagnostics, Inc.(b)	38,300	1,978,195
Tenet Healthcare Corp.(a)(b)	111,100	723,261
UnitedHealth Group, Inc.	342,200	17,500,108
Wellpoint, Inc.(a)	160,200	12,788,766

		76,238,179

Healthcare Technology
IMS Health, Inc.	51,320	1,648,912

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.(b)	106,800	5,208,636
Darden Restaurants, Inc.	38,650	1,700,214
Harrah’s Entertainment, Inc.	41,950	3,576,657
Hilton Hotels Corp.(b)	84,000	2,811,480
International Game Technology	76,000	3,017,200
Marriott International, Inc. (Class A Stock)(b)	81,300	3,515,412
McDonald’s Corp.	300,000	15,228,000
Starbucks Corp.(a)	178,100	4,673,344
Starwood Hotels & Resorts Worldwide, Inc.	48,500	3,252,895
Wendy’s International, Inc.	21,700	797,475
Wyndham Worldwide Corp.(a)	44,763	1,623,106
Yum! Brands, Inc.	139,800	4,574,256

		49,978,675

Household Durables — 0.5%
Black & Decker Corp.	16,500	1,457,115
Centex Corp.	24,600	986,460
D.R. Horton, Inc.(b)	52,200	1,040,346
Fortune Brands, Inc.	33,000	2,718,210
Harman International Industries, Inc.	14,100	1,646,880
KB Home	21,932	863,463
Leggett & Platt, Inc.	44,300	976,815
Lennar Corp. (Class A Stock)	29,000	1,060,240
Newell Rubbermaid, Inc.	64,649	1,902,620
Pulte Homes, Inc.	35,700	801,465
Snap-On, Inc.	12,300	621,273
Stanley Works	19,100	1,159,370
Whirlpool Corp.	17,507	1,946,778

		17,181,035

Household Products — 2.0%
Clorox Co.	37,900	2,353,590
Colgate-Palmolive Co.	124,600	8,080,310
Kimberly-Clark Corp.	119,088	7,965,796
Procter & Gamble Co.	776,081	47,488,395

		65,888,091

Independent Power Producers & Energy Traders — 0.5%
AES Corp.(a)	159,700	3,494,236
Constellation Energy Group, Inc.	48,350	4,214,670
Dynegy Inc.(a)	87,800	828,832
TXU Corp.	112,512	7,572,058

		16,109,796

Industrial Conglomerates — 3.9%
3M Co.	181,300	15,735,027
General Electric Co.	2,531,400	96,901,991
Textron, Inc.	29,700	3,270,267
Tyco International Ltd.	483,843	16,349,055

		132,256,340

SEE NOTES TO FINANCIAL STATEMENTS.

A100

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Insurance — 4.5%
ACE Ltd.	83,700	$5,232,924
AFLAC, Inc.(b)	121,100	6,224,540
Allstate Corp.	162,088	9,970,033
Ambac Financial Group, Inc.	28,800	2,511,072
American International Group, Inc.	645,087	45,175,442
Aon Corp.(b)	74,725	3,184,032
Assurant, Inc.	22,000	1,296,240
Chubb Corp.	109,300	5,917,502
Cincinnati Financial Corp.	43,228	1,876,095
Genworth Financial, Inc. (Class A Stock)	112,300	3,863,120
Hartford Financial Services Group, Inc.	80,600	7,939,906
Lincoln National Corp.	71,363	5,063,205
Loews Corp.	108,200	5,516,036
Marsh & McLennan Cos., Inc.(b)	127,100	3,924,848
MBIA, Inc.	38,850	2,417,247
MetLife, Inc.	192,300	12,399,504
Principal Financial Group, Inc.	66,300	3,864,627
Progressive Corp.(b)	183,100	4,381,583
SAFECO Corp.(b)	28,100	1,749,506
Torchmark Corp.	24,100	1,614,700
Travelers Cos., Inc	172,898	9,250,043
UnumProvident Corp.	86,456	2,257,366
XL Capital Ltd. (Class A Stock)	45,300	3,818,337

		149,447,908

Internet & Catalog Retail — 0.2%
Amazon.Com, Inc.(a)	70,600	4,829,746
IAC/InterActiveCorp.(a)	45,200	1,564,372

		6,394,118

Internet Software & Services — 1.4%
eBay, Inc.(a)	285,300	9,180,954
Google, Inc. (Class A Stock)(a)	53,650	28,079,337
VeriSign, Inc.(a)(b)	50,500	1,602,365
Yahoo!, Inc.(a)	294,300	7,984,359

		46,847,015

IT Services — 1.1%
Affiliated Computer Services, Inc. (Class A Stock)(a)	25,300	1,435,016
Automatic Data Processing, Inc.	136,000	6,591,920
Cognizant Technology Solutions Corp. (Class A Stock)(a)	32,300	2,425,407
Computer Sciences Corp.(a)	42,700	2,525,705
Convergys Corp.(a)	37,600	911,424
Electronic Data Systems Corp.	123,300	3,419,109
Fidelity National Information Services, Inc.(b)	34,400	1,867,232
First Data Corp.	171,904	5,616,104
Fiserv, Inc.(a)	49,000	2,783,200
Paychex, Inc.(b)	86,750	3,393,660
Unisys Corp.(a)	67,000	612,380
Western Union Co.	192,004	3,999,443

		35,580,600

Leisure Equipment & Products — 0.2%
Brunswick Corp.	26,400	861,432
Eastman Kodak Co.(b)	57,000	1,586,310
Hasbro, Inc.	42,650	1,339,637
Mattel, Inc.(b)	98,281	2,485,526

		6,272,905

SEE NOTES TO FINANCIAL STATEMENTS.

A101

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Life Sciences, Tools & Services — 0.3%
Applera Corp. — Applied Biosystems Group	49,100	$1,499,514
Millipore Corp.(a)(b)	10,800	810,972
PerkinElmer, Inc.	31,000	807,860
Thermo Fisher Scientific, Inc.(a)	95,600	4,944,432
Waters Corp.(a)	27,600	1,638,336

		9,701,114

Machinery — 1.7%
Caterpillar, Inc.	161,200	12,621,960
Cummins, Inc.	24,800	2,510,008
Danaher Corp.	55,800	4,212,900
Deere & Co.	57,600	6,954,624
Dover Corp.	50,500	2,583,075
Eaton Corp.	35,500	3,301,500
Illinois Tool Works, Inc.	106,600	5,776,654
Ingersoll-Rand Co. (Class A Stock)	76,100	4,171,802
ITT Corp.(b)	43,500	2,970,180
PACCAR, Inc.	60,952	5,305,262
Pall Corp.	20,400	938,196
Parker Hannifin Corp.	32,325	3,164,941
Terex Corp.(a)	21,300	1,731,690

		56,242,792

Media — 3.3%
CBS Corp. (Class B Stock)	187,268	6,239,770
Clear Channel Communications, Inc.	121,100	4,580,002
Comcast Corp. (Class A Stock)(a)(b)	756,245	21,265,609
DIRECTV Group, Inc. (The)(a)	176,600	4,081,226
Dow Jones & Co., Inc.	17,400	999,630
E.W. Scripps Co. (Class A Stock)	16,700	763,023
Gannett Co., Inc.	59,100	3,247,545
Interpublic Group of Cos., Inc.(a)(b)	77,800	886,920
McGraw-Hill Cos., Inc.	89,800	6,113,584
Meredith Corp.	11,000	677,600
New York Times Co. (Class A Stock)(b)	36,500	927,100
News Corp. (Class A Stock)	560,000	11,877,600
Omnicom Group, Inc.(b)	87,500	4,630,500
Time Warner, Inc.	960,920	20,217,757
Tribune Co.	18,688	549,427
Viacom, Inc. (Class B Stock)(a)	166,768	6,942,552
Walt Disney Co.	510,401	17,425,090

		111,424,935

Metals & Mining — 0.9%
Alcoa, Inc.	217,876	8,830,514
Allegheny Technologies, Inc.	22,640	2,374,483
Freeport-McMoRan Copper & Gold, Inc.	87,006	7,205,837
Newmont Mining Corp.(b)	103,503	4,042,827
Nucor Corp.	76,500	4,486,725
United States Steel Corp.	27,740	3,016,725

		29,957,111

Multiline Retail — 1.1%
Big Lots, Inc.(a)	26,200	770,804
Dillard’s, Inc.	10,650	382,655
Dollar General Corp.	57,103	1,251,698
Family Dollar Stores, Inc.	37,100	1,273,272
J.C. Penney Co., Inc.	61,900	4,480,322
Kohl’s Corp.(a)	85,700	6,087,271

SEE NOTES TO FINANCIAL STATEMENTS.

A102

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Multiline Retail (cont’d.)
Macy’s Inc.	119,720	$4,762,462
Nordstrom, Inc.	56,000	2,862,720
Sears Holdings Corp.(a)(b)	20,412	3,459,834
Target Corp.(b)	210,168	13,366,685

		38,697,723

Multi-Utilities — 1.0%
Ameren Corp.	48,300	2,367,183
CenterPoint Energy, Inc.(b)	79,010	1,374,774
CMS Energy Corp.	43,000	739,600
Consolidated Edison, Inc.(b)	62,800	2,833,536
Dominion Resources, Inc.	86,842	7,495,333
DTE Energy Co.	36,000	1,735,920
Integrys Energy Group, Inc.	11,850	601,151
KeySpan Corp.	35,400	1,486,092
NiSource, Inc.	73,000	1,511,830
PG&E Corp.	78,200	3,542,460
Public Service Enterprise Group, Inc.	60,300	5,293,134
Sempra Energy	63,754	3,776,149
TECO Energy, Inc.	29,900	513,682
Xcel Energy, Inc.	104,895	2,147,201

		35,418,045

Office Electronics — 0.1%
Xerox Corp.(a)	246,892	4,562,564

Oil, Gas & Consumable Fuels — 8.5%
Anadarko Petroleum Corp.	113,226	5,886,620
Apache Corp.	82,050	6,694,460
Chesapeake Energy Corp.	104,700	3,622,620
Chevron Corp.(b)	535,692	45,126,693
ConocoPhillips	403,779	31,696,652
Consol Energy, Inc.	37,000	1,706,070
Devon Energy Corp.	110,600	8,658,874
El Paso Corp.	176,311	3,037,839
EOG Resources, Inc.	59,700	4,361,682
Exxon Mobil Corp.	1,397,370	117,211,395
Hess Corp.	66,000	3,891,360
Marathon Oil Corp.(b)	173,994	10,432,680
Murphy Oil Corp.	43,100	2,561,864
Occidental Petroleum Corp.	204,700	11,848,036
Peabody Energy Corp.(b)	55,900	2,704,442
Spectra Energy Corp	154,242	4,004,122
Sunoco, Inc.	31,500	2,509,920
Valero Energy Corp.	140,600	10,384,716
Williams Cos., Inc.(b)	150,000	4,743,000
XTO Energy, Inc.	90,000	5,409,000

		286,492,045

Paper & Forest Products — 0.3%
International Paper Co.(b)	112,767	4,403,551
MeadWestvaco Corp.	45,589	1,610,203
Weyerhaeuser Co.	50,400	3,978,072

		9,991,826

Personal Products — 0.1%
Avon Products, Inc.	104,100	3,825,675
Estee Lauder Cos., Inc. (The)	25,500	1,160,505

		4,986,180

SEE NOTES TO FINANCIAL STATEMENTS.

A103

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Pharmaceuticals — 6.2%
Abbott Laboratories	382,800	$20,498,940
Allergan, Inc.(b)	75,800	4,369,112
Barr Pharmaceuticals, Inc.(a)	17,800	894,094
Bristol-Myers Squibb Co.	488,060	15,403,174
Forest Laboratories, Inc.(a)	76,500	3,492,225
Johnson & Johnson	720,271	44,383,099
King Pharmaceuticals, Inc.(a)(b)	71,033	1,453,335
Lilly (Eli) & Co.	249,400	13,936,472
Merck & Co., Inc.	536,100	26,697,780
Mylan Laboratories, Inc.	50,500	918,595
Pfizer, Inc.	1,753,808	44,844,871
Schering-Plough Corp.	358,000	10,897,520
Watson Pharmaceuticals, Inc.(a)	27,900	907,587
Wyeth	333,500	19,122,890

		207,819,694

Real Estate Investment Trust — 1.0%
Apartment Investment & Management Co. (Class A Stock)	23,100	1,164,702
Archstone-Smith Trust	53,100	3,138,741
AvalonBay Communities, Inc.(b)	19,300	2,294,384
Boston Properties, Inc.	27,600	2,818,788
Developers Diversified Realty Corp.	29,400	1,549,674
Equity Residential Properties Trust	66,700	3,043,521
Host Hotels & Resorts, Inc.	129,000	2,982,480
Kimco Realty Corp.(b)	50,300	1,914,921
Plum Creek Timber Co., Inc.	35,800	1,491,428
ProLogis	65,600	3,732,640
Public Storage, Inc.	28,700	2,204,734
Simon Property Group, Inc.	52,800	4,912,512
Vornado Realty Trust(b)	29,800	3,273,232

		34,521,757

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc. (Class A Stock)(a)	48,500	1,770,250

Road & Rail — 0.8%
Burlington Northern Santa Fe Corp.	89,726	7,639,272
CSX Corp.	103,624	4,671,370
Norfolk Southern Corp.	97,900	5,146,603
Ryder System, Inc.(b)	12,800	688,640
Union Pacific Corp.	67,700	7,795,655

		25,941,540

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.(a)(b)	102,100	1,460,030
Altera Corp.	82,700	1,830,151
Analog Devices, Inc.	85,100	3,203,164
Applied Materials, Inc.(b)	341,600	6,787,592
Broadcom Corp. (Class A Stock)(a)	101,550	2,970,338
Intel Corp.	1,421,700	33,779,592
KLA-Tencor Corp.(b)	47,400	2,604,630
Linear Technology Corp.(b)	68,000	2,460,240
LSI Logic Corp.(a)(b)	135,700	1,019,107
Maxim Integrated Products, Inc.	66,000	2,205,060
MEMC Electronic Materials, Inc.(a)	48,300	2,952,096
Micron Technology, Inc.(a)(b)	147,900	1,853,187
National Semiconductor Corp.	74,900	2,117,423
Novellus Systems, Inc.(a)(b)	36,400	1,032,668
NVIDIA Corp.(a)(b)	83,900	3,465,909

SEE NOTES TO FINANCIAL STATEMENTS.

A104

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Semiconductors & Semiconductor Equipment (cont’d.)
Teradyne, Inc.(a)	46,800	$822,744
Texas Instruments, Inc.	373,500	14,054,805
Xilinx, Inc.	92,200	2,468,194

		87,086,930

Software — 3.2%
Adobe Systems, Inc.(a)	141,700	5,689,255
Autodesk, Inc.(a)	51,300	2,415,204
BMC Software, Inc.(a)(b)	57,900	1,754,370
CA, Inc.	105,773	2,732,117
Citrix Systems, Inc.(a)(b)	34,000	1,144,780
Compuware Corp.(a)	78,400	929,824
Electronic Arts, Inc.(a)	71,200	3,369,184
Intuit, Inc.(a)	91,600	2,755,328
Microsoft Corp.	2,104,800	62,028,455
Novell, Inc.(a)	73,100	569,449
Oracle Corp.(a)	1,004,920	19,806,973
Symantec Corp.(a)	257,011	5,191,622

		108,386,561

Specialty Retail — 1.8%
Abercrombie & Fitch Co.	17,000	1,240,660
AutoNation, Inc.(a)	40,589	910,817
AutoZone, Inc.(a)	11,700	1,598,454
Bed Bath & Beyond, Inc.(a)	59,100	2,127,009
Best Buy Co., Inc.	95,925	4,476,820
Circuit City Stores, Inc.	37,000	557,960
Gap, Inc.	110,187	2,104,572
Home Depot, Inc.	489,519	19,262,573
Limited Brands, Inc.	84,796	2,327,650
Lowe’s Cos., Inc.(b)	374,600	11,496,474
Office Depot, Inc.(a)	68,800	2,084,640
OfficeMax, Inc.	16,786	659,690
RadioShack Corp.(b)	31,760	1,052,526
Sherwin-Williams Co.	27,000	1,794,690
Staples, Inc.	180,000	4,271,400
Tiffany & Co.	28,300	1,501,598
TJX Cos., Inc.	115,400	3,173,500

		60,641,033

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)(b)	92,700	4,393,053
Jones Apparel Group, Inc.	28,000	791,000
Liz Claiborne, Inc.	26,400	984,720
NIKE, Inc. (Class B Stock)	88,600	5,164,494
Polo Ralph Lauren Corp.	13,200	1,295,052
V.F. Corp.	22,536	2,063,847

		14,692,166

Thrifts & Mortgage Finance — 1.3%
Countrywide Financial Corp.(b)	151,098	5,492,412
Fannie Mae(b)	239,400	15,640,002
Freddie Mac(b)	166,300	10,094,410
Hudson City Bancorp, Inc.(b)	102,300	1,250,106
MGIC Investment Corp.(b)	23,600	1,341,896
Sovereign Bancorp, Inc.	87,405	1,847,742
Washington Mutual, Inc.(b)	224,626	9,578,053

		45,244,621

SEE NOTES TO FINANCIAL STATEMENTS.

A105

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Tobacco — 1.2%
Altria Group, Inc.	518,300	$36,353,562
Reynolds American, Inc.(b)	46,400	3,025,280
UST, Inc.	42,200	2,266,562

		41,645,404

Trading Companies & Distributors — 0.1%
Grainger (W.W.), Inc.	20,300	1,888,915

Wireless Telecommunication Services — 0.6%
Alltel Corp.	85,000	5,741,750
Sprint Nextel Corp.(b)	717,122	14,851,597

		20,593,347

TOTAL LONG-TERM INVESTMENTS (cost $1,723,570,453)		3,291,869,681

SHORT-TERM INVESTMENTS — 14.9%
Affiliated Money Market Mutual Fund — 14.8%
Dryden Core Investment Fund — Taxable Money Market Series (cost $495,448,486; includes $442,053,211 of cash collateral received for securities on loan) (Note 4)(c)(f)	495,448,486	495,448,486

	Principal Amount (000)
U.S. Government Obligation — 0.1%
United States Treasury Bills(d)(e) 4.91%, 09/20/07 (cost $3,167,312)	$3,200	3,166,650

TOTAL SHORT-TERM INVESTMENTS (cost $498,615,798)		498,615,136

TOTAL INVESTMENTS — 112.9% (cost $2,222,186,251)		3,790,484,817
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (12.9%)		(434,326,522)

NET ASSETS — 100.0%		$3,356,158,295

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $424,602,728; cash collateral of $442,053,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open	futures contract outstanding at June 30, 2007:

Number of Contracts	Type	Expiration Date	Value at June 30, 2007	Value at Trade Date	Unrealized Depreciation
Long Position:
168	S&P 500 Index	Sep. 2007	$63,646,800	$63,885,937	$(239,137)

SEE NOTES TO FINANCIAL STATEMENTS.

A106

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2007 was as follows:

Affiliated Money Market Mutual Fund (including 13.2% of collateral received for securities on loan)	14.8%
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	6.2
Diversified Financial Services	5.1
Insurance	4.5
Computers & Peripherals	3.9
Industrial Conglomerates	3.9
Capital Markets	3.8
Commercial Banks	3.8
Media	3.3
Software	3.2
Diversified Telecommunication Services	3.1
Aerospace/Defense	2.7
Communications Equipment	2.6
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.3
Healthcare Providers & Services	2.3
Beverages	2.0
Energy Equipment & Services	2.0
Household Products	2.0
Electric Utilities	1.8
Specialty Retail	1.8
Machinery	1.7
Chemicals	1.6
Healthcare Equipment & Supplies	1.6
Hotels, Restaurants & Leisure	1.5
Food Products	1.4
Internet Software & Services	1.4
Thrifts & Mortgage Finance	1.3
Tobacco	1.2
Biotechnology	1.1
IT Services	1.1
Multiline Retail	1.1
Multi-Utilities	1.0
Real Estate Investment Trust	1.0
Air Freight & Logistics	0.9
Consumer Finance	0.9
Metals & Mining	0.9
Road & Rail	0.8
Wireless Telecommunication Services	0.6
Commercial Services & Supplies	0.5
Household Durables	0.5
Independent Power Producers & Energy Traders	0.5
Automobiles	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Life Sciences, Tools & Services	0.3
Paper & Forest Products	0.3
Auto Components	0.2
Building Products	0.2
Containers & Packaging	0.2
Electronic Equipment & Instruments	0.2
Internet & Catalog Retail	0.2
Leisure Equipment & Products	0.2
Airlines	0.1
Construction & Engineering	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A107

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2007 (Unaudited)

Construction Materials	0.1%
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Office Electronics	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
U.S. Government Obligation	0.1

112.9
Liabilities in excess of other assets	(12.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A108

STOCK INDEX PORTFOLIO (Continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2007

ASSETS
Investments, at value including securities on loan of $424,602,728:
Unaffiliated investments (cost $1,726,737,765)	$3,295,036,331
Affiliated investments (cost $495,448,486)	495,448,486
Receivable for investments sold	6,068,273
Dividends receivable	3,667,669
Prepaid expenses	7,294

Total Assets	3,800,228,053

LIABILITIES
Collateral for securities on loan	442,053,211
Management fee payable	977,903
Accrued expenses	559,571
Payable for investments purchased	302,648
Payable to custodian	100,129
Due to broker-variation margin	75,600
Transfer agent fee payable	696

Total Liabilities	444,069,758

NET ASSETS	$3,356,158,295

Net assets were comprised of:
Paid-in capital	$1,823,159,044
Retained earnings	1,532,999,251

Net assets, June 30, 2007	$3,356,158,295

Net asset value and redemption price per share, $3,356,158,295 / 88,229,056 outstanding shares of beneficial interest (authorized 275,000,000 shares)	$38.04

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2007

INVESTMENT INCOME
Unaffiliated dividend income	$31,130,488
Affiliated dividend income	1,457,560
Affiliated income from securities loaned, net	252,136
Interest	81,500

32,921,684

EXPENSES
Management fee	5,777,644
Custodian’s fees and expenses	164,000
Shareholders’ reports	76,000
Insurance expenses	43,000
Trustees’ fees	28,000
Legal fees and expenses	13,000
Audit fee	8,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,500) (Note 4)	3,000
Miscellaneous	9,302

Total expenses	6,126,946

NET INVESTMENT INCOME	26,794,738

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	20,071,898
Futures transactions	3,183,157

23,255,055

Net change in unrealized appreciation (depreciation) on:
Investments	167,646,069
Futures	(344,375)

167,301,694

NET GAIN ON INVESTMENTS	190,556,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$217,351,487

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$26,794,738	$51,532,817
Net realized gain (loss) on investments	23,255,055	(66,612,227)
Net change in unrealized appreciation (depreciation) on investments	167,301,694	477,113,399

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	217,351,487	462,033,989

DISTRIBUTIONS	—	(59,982,933)

SERIES SHARE TRANSACTIONS:
Series shares sold [894,368 and 2,413,005 shares, respectively]	32,537,291	80,048,346
Series shares issued in reinvestment of distributions [0 and 1,700,891 shares, respectively]	—	59,982,933
Series shares repurchased [5,450,273 and 13,622,829 shares, respectively]	(200,139,459)	(448,417,431)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(167,602,168)	(308,386,152)

TOTAL INCREASE IN NET ASSETS	49,749,319	93,664,904
NET ASSETS:
Beginning of period	3,306,408,976	3,212,744,072

End of period	$3,356,158,295	$3,306,408,976

SEE NOTES TO FINANCIAL STATEMENTS.

A109

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), was a Maryland corporation, organized on November 15, 1982, and continues to be a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of thirty-two Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to seven Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio and Stock Index Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential

B1

Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2007, Global Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at June 30, 2007 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices

B2

of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Series Fund currently owns or intends to purchase. The Series Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin . Subsequent payments, known as variation margin, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement

B3

purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it s obligation to perform. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon,

B4

original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Bond and Government Income Portfolios make distributions, if any, quarterly. Distributions are recorded on the ex-date.

The tax character of any distributions will be reported to shareholders separately and may differ from their character under U.S. generally accepted accounting principles.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), ClearBridge Advisors LLC (“ClearBridge”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35

B5

At June 30, 2007 the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, ClearBridge
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
Stock Index Portfolio	QMA

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than Global Portfolio) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense Limit		Class II Expense Limit
Conservative Balanced Portfolio	0.75	%*	N/A
Diversified Bond Portfolio	0.75	*	N/A
Equity Portfolio	0.75	*	1.15	%*
Flexible Managed Portfolio	0.75	*	N/A
Government Income Portfolio	0.75		N/A
Stock Index Portfolio	0.75		N/A

N/A — Not applicable — There are no Class II shares outstanding for this portfolio.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

* Effective July 1, 2007, the expense limitation was removed.

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series Fund’s security lending agent. For the six months ended June 30, 2007, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$63,178
Diversified Bond Portfolio	39,318
Equity Portfolio	381,855
Flexible Managed Portfolio	111,335
Global Portfolio	42,650
Government Income Portfolio	10,408
Stock Index Portfolio	108,058

B6

For the six months ended June 30, 2007, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolio as follows:

Portfolio	Prudential Equity Group	Wachovia
Equity Portfolio	$22,378	$12,892

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI and both of which are portfolios of Dryden Core Investment Fund.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2007 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$298,575,509
Diversified Bond Portfolio	299,547,114
Equity Portfolio	1,212,223,915
Flexible Managed Portfolio	1,225,981,754
Global Portfolio	229,142,214
Government Income Portfolio	2,366,337,892
Stock Index Portfolio	46,848,013

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$457,238,790
Diversified Bond Portfolio	349,476,209
Equity Portfolio	1,409,192,671
Flexible Managed Portfolio	1,402,513,512
Global Portfolio	253,506,305
Government Income Portfolio	2,344,543,296
Stock Index Portfolio	185,082,142

The Conservative Balanced, Diversified Bond, Flexible Managed and Government Income Portfolios’ written options activity for the six months ended June 30, 2007 were as follows:

Conservative Balanced Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	365	100,360
Options terminated in closing purchase transactions	(54)	(46,705)
Options expired	—	—

Balance as of June 30, 2007	311	$53,655

Diversified Bond Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	932	316,838
Options terminated in closing purchase transactions	(210)	(181,240)
Options expired	(38)	(19,507)

Balance as of June 30, 2007	684	$116,091

B7

Flexible Managed Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	380	104,327
Options terminated in closing purchase transactions	(56)	(48,435)
Options expired	—	—

Balance as of June 30, 2007	324	$55,892

Government Income Portfolio
	Contracts	Premiums
Balance as of December 31, 2006	—	$—
Options written	324	114,824
Options terminated in closing purchase transactions	(65)	(56,180)
Options expired	(11)	(5,647)

Balance as of June 30, 2007	248	$52,997

Note 6:	Tax Information

Effective January 2, 2006 all portfolios are treated as partnerships for tax purposes. The character of the cash distributions paid by the partnership are generally classified as return of capital non taxable distributions. Every year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

Income and capital gains of the Portfolios were determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Prior to being structured as partnerships for tax purposes such determinations may have resulted in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value. See Note 10 below regarding “Change in Federal Income Tax Status and Related Reorganization.”

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2007, the Equity Portfolio has Class II shares outstanding.

B8

Transactions in shares of beneficial interest of the Equity Portfolio were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2007:
Series shares sold	600,101	$16,970,907
Series shares repurchased	(7,604,840)	(216,089,953)

Net increase (decrease) in shares outstanding	(7,004,739)	$(199,119,046)

Year ended December 31, 2006:
Series shares sold	2,168,346	$55,202,137
Series shares issued in reinvestment of distributions	1,669,920	46,000,931
Series shares repurchased	(17,323,133)	(442,264,123)

Net increase (decrease) in shares outstanding	(13,484,867)	$(341,061,055)

Class II
Six months ended June 30, 2007:
Series shares sold	169	$4,894
Series shares repurchased	(10,581)	(307,084)

Net increase (decrease) in shares outstanding	(10,412)	$(302,190)

Year ended December 31, 2006:
Series shares sold	50,883	$1,337,701
Series shares issued in reinvestment of distributions	409	11,345
Series shares repurchased	(65,345)	(1,667,596)

Net increase (decrease) in shares outstanding	(14,053)	$(318,550)

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA, which was renewed on October 27, 2006, provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .07 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 26, 2007. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income and Stock Index Portfolios did not utilize the credit facility during the six months period ended June 30, 2007.

Note 9:	Ownership and Affiliates

As of June 30, 2007, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	Change in Federal Income Tax Status and Related Reorganization

On January 2, 2006, each portfolio of the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership as a result of that conversion. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” Subsequent to January 2, 2006, each Portfolio’s income, gains, losses and credits will be allocated directly to its partners and will retain the same character for federal income tax purposes. Furthermore, subsequent to January 2, 2006 each Portfolio will not be able to realize any future benefit from any unused capital loss carryforward and other losses (if any) deferred from each Portfolio.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Portfolios have not changed. In addition, the Series Fund obtained opinions of counsel that the change in the tax status and the related reorganization had no adverse federal income tax consequences for the Portfolios or contract owners.

B9

Note 11:	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Portfolios’ financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

B10

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.21		$15.09	$15.10	$14.34	$12.43	$13.69

Income (Loss) From Investment Operations:
Net investment income	.26		.48	.38	.34	.28	.34
Net realized and unrealized gain (loss) on investments	.49		1.06	.11	.78	1.99	(1.57)

Total from investment operations	.75		1.54	.49	1.12	2.27	(1.23)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.35)	(.28)	(.36)	—
Distributions from net realized gains	—		—	(.15)	(.08)	—	(.03)
Distributions	—		(.42)	—	—	—	—

Total dividends and distributions	—		(.42)	(.50)	(.36)	(.36)	(.03)

Net Asset Value, end of period	$16.96		$16.21	$15.09	$15.10	$14.34	$12.43

Total Investment Return(a)	4.63%		10.44%	3.43%	8.04%	18.77%	(8.98)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,784.1		$2,770.6	$2,749.8	$2,893.6	$2,895.0	$2,660.3
Ratios to average net assets:
Expenses	.58	%(b)	.57%	.58%	.59%	.58%	.58%
Net investment income	2.83	%(b)	2.97%	2.45%	2.27%	2.02%	2.49%
Portfolio turnover rate	90	%(c)	114%	110%	153%	248%	260%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.85		$10.96	$11.28	$11.17	$10.82	$11.36

Income From Investment Operations:
Net investment income	.28		.57	.55	.52	.45	.57
Net realized and unrealized gains (losses) on investments	(.14)		(.05)	(.20)	.09	.35	.17

Total from investment operations	.14		.52	.35	.61	.80	.74

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.59)	(.50)	(.45)	(1.27)
Distributions from net realized gains	—		—	(.08)	—	—	—
Distributions	(.26)		(.63)	—	—	—	—
Tax return of capital distributions	—		—	—	—	—	(.01)

Total dividends and distributions	(.26)		(.63)	(.67)	(.50)	(.45)	(1.28)

Net Asset Value, end of period	$10.73		$10.85	$10.96	$11.28	$11.17	$10.82

Total Investment Return(a)	1.37%		4.98%	3.28%	5.59%	7.49%	7.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,127.8		$1,150.4	$1,230.6	$1,283.7	$1,418.0	$1,370.3
Ratios to average net assets:
Expenses	.44	%(b)	.45%	.45%	.45%	.44%	.44%
Net investment income	5.35	%(b)	5.18%	4.81%	4.57%	4.02%	5.25%
Portfolio turnover rate	229	%(c)	393%	278%	382%	706%	595%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio Class I
	For the Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.45		$24.64	$22.31	$20.55	$15.75	$20.49

Income From Investment Operations:
Net Investment income	.14		.30	.24	.28	.17	.17
Net realized and unrealized gain (loss) on investments	1.98		2.80	2.32	1.75	4.81	(4.75)

Total from investment operations	2.12		3.10	2.56	2.03	4.98	(4.58)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.23)	(.27)	(.18)	(.16)
Distributions	—		(.29)	—	—	—	—

Total dividends and distributions	—		(.29)	(.23)	(.27)	(.18)	(.16)

Net Asset Value, end of period	$29.57		$27.45	$24.64	$22.31	$20.55	$15.75

Total Investment Return(a)	7.72%		12.57%	11.47%	9.93%	31.65%	(22.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,535.7		$4,402.7	$4,283.9	$4,135.7	$4,012.3	$3,273.6
Ratios to average net assets:
Expenses	.47	%(b)	.47%	.47%	.48%	.49%	.48%
Net investment income	1.00	%(b)	1.10%	1.01%	1.29%	.96%	.88%
Portfolio turnover rate	28	%(c)	60%	77%	50%	54%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Equity Portfolio Class II
	For the Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.52		$24.69	$22.34	$20.58	$15.76	$20.49

Income From Investment Operations:
Net Investment income	.10		.19	.12	.20	.08	.09
Net realized and unrealized gain (loss) on investments	1.97		2.80	2.35	1.74	4.83	(4.72)

Total from investment operations	2.07		2.99	2.47	1.94	4.91	(4.63)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.12)	(.18)	(.09)	(.10)
Distributions	—		(.16)	—	—	—	—

Total dividends and distributions	—		(.16)	(.12)	(.18)	(.09)	(.10)

Net Asset Value, end of period	$29.59		$27.52	$24.69	$22.34	$20.58	$15.76

Total Investment Return(a)	7.52%		12.13%	11.04%	9.51%	31.11%	(22.62)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.7		$1.9	$2.1	$1.1	$0.8	$0.4
Ratios to average net assets:
Expenses	.87	%(b)	.87%	.87%	.88%	.89%	.88%
Net investment income	.60	%(b)	.71%	.64%	.91%	.54%	.46%
Portfolio turnover rate	28	%(c)	60%	77%	50%	54%	54%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005(b)	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.36		$16.92	$16.58	$15.19	$12.55	$14.79

Income (Loss) From Investment Operations:
Net investment income	.25		.44	.32	.29	.22	.27
Net realized and unrealized gain (loss) on investments	.81		1.59	.34	1.32	2.70	(2.10)

Total from investment operations	1.06		2.03	.66	1.61	2.92	(1.83)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.32)	(.22)	(.28)	(.41)
Distributions	—		(.59)	—	—	—	—

Total dividends and distributions	—		(.59)	(.32)	(.22)	(.28)	(.41)

Net Asset Value, end of period	$19.42		$18.36	$16.92	$16.58	$15.19	$12.55

Total Investment Return(a)	5.77%		12.17%	4.16%	10.74%	23.76%	(12.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,813.5		$3,723.6	$3,543.9	$3,883.5	$3,693.6	$3,181.0
Ratios to average net assets:
Expenses	.62	%(c)	.62%	.63%	.62%	.62%	.63%
Net investment income	2.50	%(c)	2.48%	1.95%	1.83%	1.55%	1.92%
Portfolio turnover rate	105	%(d)	153%	126%	150%	204%	238%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Calculated based upon average shares outstanding during the year.

(c)	Annualized.

(d)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.53		$18.96	$16.43	$15.14	$11.35	$15.29

Income (Loss) From Investment Operations:
Net investment income	.20		.26	.13	.11	.10	.07
Net realized and unrealized gains (losses) on investments	1.74		3.44	2.50	1.33	3.74	(3.87)

Total from investment operations	1.94		3.70	2.63	1.44	3.84	(3.80)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.10)	(.15)	(.05)	(.14)
Distributions	—		(.13)	—	—	—	—

	—		(.13)	(.10)	(.15)	(.05)	(.14)

Net Asset Value, end of period	$24.47		$22.53	$18.96	$16.43	$15.14	$11.35

Total Investment Return(a)	8.61%		19.65%	16.06%	9.59%	34.07%	(25.14)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$993.2		$932.9	$814.1	$691.1	$665.6	$514.9
Ratios to average net assets:
Expenses	.81	%(b)	.84%	.82%	.84%	.87%	.82%
Net investment income	1.63	%(b)	1.24%	.77%	.67%	.78%	.47%
Portfolio turnover rate	25	%(c)	50%	155%	128%	88%	75%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.26		$11.40	$11.65	$11.92	$12.50	$12.26

Income from investment operations:
Net investment income	.27		.54	.49	.49	.46	.38
Net realized and unrealized gains (losses) on investments	(.19)		(.13)	(.20)	(.13)	(.15)	1.00

Total from investment operations	.08		.41	.29	.36	.31	1.38

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.54)	(.44)	(.46)	(1.06)
Distributions from net realized gains	—		—	—	(.19)	(.43)	(.08)
Distributions	(.24)		(.55)	—	—	—	—

Total dividends and distributions	(.24)		(.55)	(.54)	(.63)	(.89)	(1.14)

Net Asset Value, end of period	$11.10		$11.26	$11.40	$11.65	$11.92	$12.50

Total Investment Return(a)	.70%		3.74%	2.51%	3.12%	2.46%	12.05%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$337.2		$354.3	$378.2	$420.2	$461.5	$484.3
Ratios to average net assets:
Expenses	.49	%(b)	.50%	.47%	.47%	.46%	.44%
Net investment income	4.62	%(b)	4.75%	4.16%	4.07%	3.76%	4.29%
Portfolio turnover rate	1153	%(c)	734%	507%	617%	695%	508%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absense of voluntary fee waivers and /or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Annualized

(c)	Not annualized

	Stock Index Portfolio
	Six Months Ended June 30, 2007		Year Ended December 31,
			2006	2005	2004	2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$35.64		$31.41	$31.29	$29.29	$24.09	$31.64

Income (Loss) From Investment Operations:
Net investment income	.31		.56	.48	.50	.36	.37
Net realized and unrealized gain (loss) on investments	2.09		4.31	.88	2.50	6.14	(7.34)

Total from investment operations	2.40		4.87	1.36	3.00	6.50	(6.97)

Less Dividends and Distributions:
Dividends from net investment income	—		—	(.47)	(.49)	(.37)	(.36)
Distributions from net realized gains	—		—	(.77)	(.51)	(.93)	(.22)
Distributions	—		(.64)	—	—	—	—

Total dividends and distributions	—		(.64)	(1.24)	(1.00)	(1.30)	(.58)

Net Asset Value, end of period	$38.04		$35.64	$31.41	$31.29	$29.29	$24.09

Total Investment Return(a)	6.73%		15.54%	4.54%	10.45%	28.18%	(22.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,356.2		$3,306.4	$3,212.7	$3,094.7	$2,940.9	$2,352.3
Ratios to average net assets:
Expenses	.37	%(b)	.37%	.38%	.38%	.37%	.37%
Net investment income	1.62	%(b)	1.61%	1.52%	1.64%	1.42%	1.25%
Portfolio turnover rate	1	%(c)	3%	7%	3%	2%	4%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

The Prudential Series Fund

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board, including all of the Independent Trustees, met on June 19-21, 2007 and approved the renewal of the existing agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of each of the Trust’s Portfolios and their shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio of the Trust, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that was dispositive and each Trustee attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the June 2007 meetings.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements or to replace certain subadvisers, as applicable.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and each subadviser. The Board noted that three of the Trust’s subadvisers, Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”) and Quantitative Management Associates LLC (“QMA”) are each affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Trust benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios of the Trust generally does not contain breakpoints that reduce the fee rate on assets above specified levels, with the exception of the Stock Index Portfolio. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the absence of breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Portfolio does not realize the effect of those rate reductions. The Board took note, however, that the Portfolio’s fee structure would result in benefits to Portfolio shareholders when (and if) assets reach the levels at which their fee rates are reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Trust’s transfer agent (which is affiliated with PI), administrative service fees received by PI and its affiliates for Class II shares, compensation received by insurance company affiliates of PI from the subadvisers, as well as reputational or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable products using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio of the Trust, the Board also considered certain additional specific factors and related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-year, three-year, five-year and ten-year periods ending December 31, 2006, as well as fees and expenses of the Portfolios during calendar year 2006, as detailed below. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes. The mutual funds included in each Peer Universe were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios of the Trust in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The Board also considered each Portfolio’s contractual and actual management fee, as well as each Portfolio’s net total expense ratio. The Board considered the management fee for each Portfolio as compared to the advisory fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The contractual management fee is computed based on hypothetical common levels of Portfolio net assets, while the actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with variable annuity or variable life insurance contracts.

Conservative Balanced Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the fourth quartile over the three-year period, in the third quartile over the five-year period, and in the fourth quartile over the ten-year period in relation to the Peer Universe. The Board noted that while the Portfolio’s performance was below the median in its Peer Universe, the Portfolio outperformed in comparison to its benchmark index during the first quarter of 2007, as well as over one-year, three-year and five-year time periods. The Board also received and considered information from SIRG noting that the Portfolio had achieved positive long-term results while assuming considerably less risk than the mutual funds included in the Peer Universe and the benchmark index. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.550% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Diversified Bond Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year, three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe. The Board also noted that the Portfolio had outperformed its benchmark index over the same three-year and five-year time periods. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Equity Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over three-year and five-year periods, and in the second quartile over the ten-year period in relation to the Peer Universe. The Board noted that while the Portfolio underperformed against its benchmark index over the one-year period, the Portfolio had outperformed against its benchmark index over the three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.450% was the lowest fee charged among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Flexible Managed Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year and three-year periods, in the second quartile over the five-year period, and in the third quartile over a ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Global Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year and three-year periods, in the fourth quartile over the five-year period, and in the fourth quartile over the ten-year period in relation to the Peer Universe. The Board further noted that the Portfolio had underperformed against its benchmark index over the one-year period, but had performed in-line with the index over the three-year period. The Board noted that PI had taken steps to improve the Portfolio’s performance by replacing the Portfolio’s former subadviser with four new subadvisers (Marsico Capital Management LLC, T. Rowe Price Associates, Inc., LSV Asset Management, and William Blair & Company LLC), who had assumed subadvisory responsibilities in December 2005. In light of this, the Board concluded that it was reasonable to continue to allow the new subadvisers to create a performance record against which they should be evaluated, to approve the continuance of the management and subadvisory agreements and to continue to evaluate the Portfolio’s performance.

The Portfolio’s actual management fee of 0.750% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees are reasonable.

Government Income Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, in the third quartile over the three-year period, and in the first quartile over the five-year and ten-year periods in relation to the Peer Universe. The Board noted that although the Portfolio had underperformed against its benchmark and was below the median performance of the mutual funds included in the Peer Universe over shorter time periods, the Portfolio had outperformed its benchmark index and was above the median of the Peer Universe over longer time periods. The Board concluded that in light of the Portfolio’s long-term performance, the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

High Yield Bond Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, in the first quartile over the three-year and five-year periods, and in the third quartile over the ten-year period in relation to the Peer Universe. The Board concluded that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.550% ranked in the second quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Jennison Portfolio. The Board noted that the Portfolio’s performance was in the fourth quartile over the one-year period, and performance that was better than the Portfolio’s benchmark index and in the second quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board noted that the Portfolio’s long-term performance over three-year, five-year and ten-year periods was strong. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.600% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Money Market Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over one-year, three-year, five-year and ten-year periods in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the third quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Natural Resources Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board further noted that the Portfolio outperformed in comparison to its benchmark index over the same one-year, three-year and five-year time periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.450% ranked in the first quartile in its Peer Group and was the lowest fee among all of the mutual funds included in the Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that the management and subadvisory fees are reasonable.

Small Capitalization Stock Portfolio. The Board noted that the Portfolio’s performance was in the third quartile over the one-year period, in the first quartile over the three-year period, and in the first quartile over the five-year and ten-year periods in relation to the Peer Universe. The Board further noted that although the Portfolio performed below the median of the mutual funds included in the Peer Universe over the one-year period, the Portfolio outperformed the median over three-year and five-year time periods. The Board further noted that the Portfolio had marginally underperformed against its benchmark index over the three-year and five-year periods. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to discontinue the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expense ratio was significantly below the cap due to the fact that the Portfolio had achieved a sufficient asset base against which to spread Portfolio expenses. The Board concluded that in light of the Portfolio’s strong long-term performance record, the management and subadvisory fees are reasonable.

Stock Index Portfolio. The Board noted that the Portfolio’s performance was in the first quartile over the one-year period, and in the second quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board further noted that the Portfolio marginally underperformed against its benchmark index over the one-year period, and had underperformed against its benchmark index over the three-year and five-year periods. However, the Board took note of PI’s explanation that the Portfolio’s risk-adjusted performance was in-line with the index. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.350% ranked in the fourth quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. In light of the Portfolio’s performance, the Board concluded that the management and subadvisory fees are reasonable.

Value Portfolio. The Board noted that the Portfolio’s performance was in the second quartile over the one-year period, and in the first quartile over three-year, five-year and ten-year periods in relation to the Peer Universe. The Board determined that the Portfolio’s performance was satisfactory.

The Portfolio’s actual management fee of 0.400% ranked in the first quartile in its Peer Group. The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%. The Board concluded that the management and subadvisory fees are reasonable.

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown. Please be sure to have your contract number available when you call.

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report, based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

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PAID

Prudential

IFS-A105477    MD.RS.011    Ed. 08/2007

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Account Contract-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	August 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	August 23, 2007

*	Print the name and title of each signing officer under his or her signature.